    As filed with the Securities and Exchange Commission on March 15, 1996


                                                    File Nos. 33-52742; 811-7238
================================================================================





                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                 REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                              / /
                        PRE-EFFECTIVE AMENDMENT NO.                      / /

                       POST-EFFECTIVE AMENDMENT NO. 7                    /X/

                                     AND/OR
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                ACT OF 1940                              / /

                              AMENDMENT NO. 9                            /X/

                       (CHECK APPROPRIATE BOX OR BOXES)

                           SUNAMERICA SERIES TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      1 SunAmerica Center, Century City
                         Los Angeles, CA  90067-6022
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 858-8850

                            Robert M. Zakem, Esq.
                  Senior Vice President and General Counsel
                      SunAmerica Asset Management Corp.
                            The SunAmerica Center
                               733 Third Avenue
                           New York, NY  10017-3204
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  Copies to:

     Susan L. Harris, Esq.                        Margery K. Neale
        SunAmerica Inc.               Shereff, Friedman, Hoffman & Goodman LLP
1 SunAmerica Center, Century City                919 Third Avenue
  Los Angeles, CA  90067-6022                   New York, NY 10022

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


/ / immediately upon filing pursuant to paragraph (b)               / / on (date) pursuant to paragraph (b)
/X/ 75 days after filing pursuant to paragraph (a)                  / / on (date) pursuant to paragraph (a) of Rule 485

                             --------------------

         The Registrant has elected to register an indefinite number of shares of beneficial interest, without par value, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.
The Rule 24f-2 Notice for the Registrant's fiscal year ended November 30, 1995 was filed on January 23, 1996.
================================================================================

                            SUNAMERICA SERIES TRUST

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)
                        Under the Securities Act of 1933

PART A
Item No.         Registration Statement Caption                     Caption in Prospectus
--------         ------------------------------                     ---------------------

      1.         Cover Page                                         Cover Page

      2.         Synopsis                                                    *

      3.         Financial Highlights                                        *

      4.         General Description of Registrant                  The Trust; Its Investment Objectives and
                                                                    Policies; Description of Securities &
                                                                    Investment Techniques

      5.         Management of the Fund                             Management

      6.         Capital Stock and Other Securities                 Dividends, Distributions and Federal Taxes;
                                                                    Shareholder Voting Rights; Shareholder
                                                                    Inquiries

      7.         Purchase of Securities Being Offered               Purchase of Shares; Purchases and
                                                                    Redemptions

      8.         Redemption or Repurchase                           Purchases and Redemptions

      9.         Pending Legal Proceedings                                   *


PART B                                                              Caption in Statement
Item No.         Registration Statement Caption                     of Additional Information
--------         ------------------------------                     -------------------------

     10.         Cover Page                                         Cover Page

     11.         Table of Contents                                  Table of Contents

     12.         General Information and History                    The Trust

     13.         Investment Objectives and Policies                 Investment Policies;
                                                                    Investment Restrictions

     14.         Management of the Fund                             Trust Officers and Trustees

     15.         Contact Persons and Principal Holders              The Trust
                 of Securities

     16.         Investment Advisory and Other Services             Management;
                                                                    General Information

     17.         Brokerage Allocation                               Execution of Portfolio Transactions

     18.         Capital Stock and Other Securities                          *

     19.         Purchase, Redemption and Pricing of                Price of Shares
                 Securities Being Offered

     20.         Tax Status                                         Dividends, Distributions and Federal Taxes

     21.         Underwriters                                                *

     22.         Calculation of Performance Data                             *

     23.         Financial Statements                                        *

-------------
* Omitted from the Prospectus or Statement of Additional Information because the item is not applicable.


PART C
         The information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                           PROSPECTUS - JUNE   , 1996

--------------------------------------------------------------------------------


                            SUNAMERICA SERIES TRUST

--------------------------------------------------------------------------------
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


     SunAmerica Series Trust ("Trust") is an open-end management investment company. The Trust consists of 18 Portfolios, each of which has its own investment objectives and policies.



     The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.



     The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities.



     The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in high quality fixed-income securities of U.S. and foreign issuers and through transactions in foreign currencies.



     The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.



     The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world.



     The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.



     The BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.



     The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.



     The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.



     THE HIGH-YIELD BOND AND WORLDWIDE HIGH INCOME PORTFOLIOS INVEST PREDOMINANTLY IN, AND THE CORPORATE BOND, BALANCED/PHOENIX INVESTMENT COUNSEL AND ASSET ALLOCATION PORTFOLIOS MAY INVEST IN, LOWER-RATED AND UNRATED BONDS. BONDS OF THIS TYPE ARE TYPICALLY SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER-YIELDING, HIGHER-RATED BONDS. SEE "DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES -- RISK FACTORS RELATING TO HIGH-YIELD BONDS" FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH HIGH-YIELD, HIGH-RISK SECURITIES.



                                                  (Cover continued on next page)

                            ------------------------


     As a result of the market risk inherent in any investment, there is no assurance that the investment objective of any of the Portfolios will be realized. INVESTMENTS IN A PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.



     This Prospectus sets forth concisely the information a prospective investor ought to know before investing in the Trust. Please read it carefully and retain it for future reference. Further information about the performance of the Portfolios is contained in the Trust's Annual Report to Shareholders. A Statement of Additional Information has been filed with the Securities and Exchange Commission. The Annual Report to Shareholders and the Statement of Additional Information may be obtained upon request and without charge by writing to the Trust at the above address or by calling 1-800-445-7862.

                            ------------------------


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
          THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                   ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS
                            A CRIMINAL OFFENSE.
                            ------------------------

(Cover continued from previous page)



     The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.



     The ALLIANCE GROWTH, GROWTH/PHOENIX INVESTMENT COUNSEL and PROVIDENT GROWTH PORTFOLIOS each seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.



     The FEDERATED VALUE PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.



     The VENTURE VALUE PORTFOLIO seeks to achieve growth of capital by investing primarily in common stocks.



     The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.



     The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and through transactions in foreign currencies.



     The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.



     Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and may be sold to fund variable life contracts issued in the future. The contracts involve fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or contract values to one or more series of the Trust. Certain Portfolios may not be available in connection with a particular contract. See the applicable contract prospectus for information regarding contract fees and expenses and any restrictions or limitations.

                               TABLE OF CONTENTS


TOPIC                                                                                       PAGE
                                                                                            -----
FINANCIAL HIGHLIGHTS......................................................................      4
THE TRUST, ITS INVESTMENT OBJECTIVES AND POLICIES.........................................      6
     Cash Management Portfolio............................................................      7
     Corporate Bond Portfolio.............................................................      7
     Global Bond Portfolio................................................................      8
     High-Yield Bond Portfolio............................................................      9
     Worldwide High Income Portfolio......................................................     10
     Utility Portfolio....................................................................     14
     Balanced/Phoenix Investment Counsel Portfolio........................................     16
     SunAmerica Balanced Portfolio........................................................     16
     Asset Allocation Portfolio...........................................................     17
     Growth-Income Portfolio..............................................................     18
     Alliance Growth, Growth/Phoenix Investment Counsel and Provident Growth Portfolios...     18
     Federated Value Portfolio............................................................     18
     Venture Value Portfolio..............................................................     19
     Aggressive Growth Portfolio..........................................................     20
     Global Equities Portfolio............................................................     20
     International Diversified Equities Portfolio.........................................     21
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES.......................................     22
MANAGEMENT................................................................................     32
PORTFOLIO TURNOVER AND BROKERAGE..........................................................     38
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES................................................     38
PRICE OF SHARES...........................................................................     39
PURCHASES AND REDEMPTIONS.................................................................     39
SHAREHOLDER VOTING RIGHTS.................................................................     39
INDEPENDENT ACCOUNTANTS...................................................................     40
SHAREHOLDER INQUIRIES.....................................................................     40
FINANCIAL INFORMATION.....................................................................     40

                              FINANCIAL HIGHLIGHTS


     The following Financial Highlights for the Portfolios and periods set forth below have been audited by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

--------------------------------------------------------------------------------

                                                                                   DIVIDENDS     DIVIDENDS
                                                      NET             TOTAL        DECLARED      FROM NET
                      NET ASSET       NET           REALIZED           FROM        FROM NET      REALIZED      NET ASSET
                        VALUE       INVEST-       & UNREALIZED       INVEST-        INVEST-       GAIN ON        VALUE
                      BEGINNING       MENT       GAIN (LOSS) ON        MENT          MENT         INVEST-       END OF       TOTAL
   PERIOD ENDED       OF PERIOD     INCOME**      INVESTMENTS       OPERATIONS      INCOME         MENTS        PERIOD       RETURN
------------------------------------------------------------------------------------------------------------------------------
Cash Management Portfolio
2/9/93-11/30/93        $ 10.00       $ 0.19          $ 0.01           $ 0.20        $    --       $    --       $ 10.20      2.00%
11/30/94                 10.20         0.38           (0.02)            0.36          (0.09)           --         10.47       3.51
11/30/95                 10.47         0.56            0.01             0.57          (0.34)           --         10.70       5.59


                      NET                       RATIO OF NET
                     ASSETS       RATIO OF       INVESTMENT
                     END OF       EXPENSES         INCOME
                     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO
   PERIOD ENDED     (000'S)      NET ASSETS      NET ASSETS      TURNOVER
------------------
Cash Management Portfolio
2/9/93-11/30/93     $ 24,603        0.71%+++         2.53%+++        --%
11/30/94              89,098        0.70++           3.73++          --
11/30/95              90,731        0.67             5.32            --

Corporate Bond Portfolio (formerly, Fixed Income Portfolio)
7/1/93-11/30/93          10.00         0.14            0.05             0.19             --            --         10.19       1.90
11/30/94                 10.19         0.52           (0.87)           (0.35)         (0.05)        (0.04)         9.75      (3.41)
11/30/95                  9.75         0.60            1.00             1.60          (0.53)           --         10.82      17.01
Global Bond Portfolio
7/1/93-11/30/93          10.00         0.13            0.17             0.30             --            --         10.30       3.00
11/30/94                 10.30         0.53           (0.86)           (0.33)         (0.09)        (0.05)         9.83      (3.18)
11/30/95                  9.83         0.60            0.97             1.57          (0.38)           --         11.02      16.40
High-Yield Bond Portfolio
2/9/93-11/30/93          10.00         0.76            0.36             1.12             --            --         11.12      11.20
11/30/94                 11.12         1.20           (1.65)           (0.45)         (0.29)        (0.06)        10.32      (4.26)
11/30/95                 10.32         1.11            0.12             1.23          (1.02)           --         10.53      12.64
Worldwide High Income Portfolio
10/28/94-11/30/94        10.00         0.04           (0.09)           (0.05)            --            --          9.95      (0.50)
11/30/95                  9.95         1.10            0.47             1.57          (0.10)           --         11.42      16.02
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-11/30/94        10.00         0.04           (0.08)           (0.04)            --            --          9.96      (0.40)
11/30/95                  9.96         0.34            2.23             2.57          (0.05)           --         12.48      25.89
Asset Allocation Portfolio
7/1/93-11/30/93          10.00         0.08            0.28             0.36             --            --         10.36       3.60
11/30/94                 10.36         0.29           (0.25)            0.04          (0.05)        (0.03)        10.32       0.30
11/30/95                 10.32         0.42            2.24             2.66          (0.20)        (0.04)        12.74      26.10

Corporate Bond Portfolio (formerly, Fixed Income Portfolio)
7/1/93-11/30/93       11,667        0.94+++          3.92+++        208
11/30/94              15,869        0.94++           5.21++         419
11/30/95              29,475        0.96++           5.93++         412
Global Bond Portfolio
7/1/93-11/30/93       25,010        1.35+++          3.56+++         84
11/30/94              44,543        1.06             5.29           347
11/30/95              59,759        0.95             5.89           339
High-Yield Bond Portfolio
2/9/93-11/30/93       41,851        0.94+++          9.43+++        229
11/30/94              55,803        0.92++          11.07++         225
11/30/95              82,174        0.80            10.80           174
Worldwide High Income Portfolio
10/28/94-11/30/94     10,478        1.60+++          4.48+++          2
11/30/95              21,515        1.30            10.46           176
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-11/30/94      1,516        1.00+++          4.25+++         10
11/30/95              32,429        0.98++           3.08++         153
Asset Allocation Portfolio
7/1/93-11/30/93       35,590        0.99+++          2.33+++         71
11/30/94             106,856        0.94++           2.71++         152
11/30/95             199,836        0.81             3.62           207


------------------


   * Calculated based upon average shares outstanding
  ** After fee waivers and expense reimbursements by the investment adviser
   + Annualized
  ++ During the periods ended November 30, 1993, November 30, 1994 and November 30, 1995, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:



                                                                EXPENSES                   NET INVESTMENT INCOME (LOSS)
                                                    --------------------------------     --------------------------------
                                                    11/30/93    11/30/94    11/30/95     11/30/93    11/30/94    11/30/95
                                                    --------------------------------
                                                                                         --------------------------------
Cash Management Portfolio........................     1.10%       0.78%       0.67%        2.14%        3.65%       5.32%
Corporate Bond Portfolio.........................     1.81        1.09        0.97         3.05         5.06        5.92
Global Bond Portfolio............................     1.81        1.06        0.95         3.10         5.29        5.89
High-Yield Bond Portfolio........................     1.29        0.93        0.80         9.08        11.06       10.80
Worldwide High Income Portfolio..................       --        2.26        1.30           --         3.82       10.46
Balanced/Phoenix Investment Counsel Portfolio....       --        6.82        1.11           --        (1.57)       2.95
Asset Allocation Portfolio.......................     1.67        0.94        0.81         1.65         2.71        3.62

     The following Financial Highlights for the Portfolios and periods set forth below have been audited by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

--------------------------------------------------------------------------------

                                                                                   DIVIDENDS     DIVIDENDS
                                      NET             NET             TOTAL        DECLARED      FROM NET
                      NET ASSET     INVEST-         REALIZED           FROM        FROM NET      REALIZED      NET ASSET
                        VALUE         MENT        & UNREALIZED       INVEST-        INVEST-       GAIN ON        VALUE
                      BEGINNING      INCOME      GAIN (LOSS) ON        MENT          MENT         INVEST-       END OF       TOTAL
   PERIOD ENDED       OF PERIOD     (LOSS)**      INVESTMENTS       OPERATIONS      INCOME         MENTS        PERIOD       RETURN
------------------------------------------------------------------------------------------------------------------------------
Growth-Income Portfolio
2/9/93-11/30/93        $ 10.00       $ 0.12          $ 0.49           $ 0.61        $    --       $    --       $ 10.61       6.10%
11/30/94                 10.61         0.13           (0.36)           (0.23)         (0.04)        (0.01)        10.33      (2.20)
11/30/95                 10.33         0.17            3.31             3.48          (0.10)           --         13.71      33.89


                      NET                       RATIO OF NET
                     ASSETS       RATIO OF       INVESTMENT
                     END OF       EXPENSES         INCOME
                     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO
   PERIOD ENDED     (000'S)      NET ASSETS      NET ASSETS      TURNOVER
------------------
Growth-Income Port
2/9/93-11/30/93     $ 45,080        0.82%+++         1.59%+++        27%
11/30/94              84,899        0.81++           1.26++          59
11/30/95             171,281        0.77             1.42            59
Alliance Growth Portfolio
2/9/93-11/30/93          10.00         0.05            0.87             0.92             --            --         10.92       9.20
11/30/94                 10.92         0.04           (0.14)           (0.10)         (0.01)        (0.17)        10.64      (0.93)
11/30/95                 10.64         0.07            5.08             5.15          (0.03)        (0.13)        15.63      48.91
Growth/Phoenix Investment Counsel Portfolio
2/9/93-11/30/93          10.00         0.17            0.61             0.78             --            --         10.78       7.80
11/30/94                 10.78         0.16           (0.87)           (0.71)         (0.06)           --         10.01      (6.64)
11/30/95                 10.01         0.12            3.14             3.26          (0.13)           --         13.14      32.92
Provident Growth Portfolio
2/9/93-11/30/93          10.00         0.02            0.02             0.04             --            --         10.04       0.40
11/30/94                 10.04         0.03           (0.01)            0.02          (0.01)           --         10.05       0.19
11/30/95                 10.05        (0.01)           3.09             3.08          (0.03)           --         13.10      30.66
Venture Value Portfolio
10/28/94-11/30/94        10.00         0.03           (0.25)           (0.22)            --            --          9.78      (2.20)
11/30/95                  9.78         0.17            3.55             3.72          (0.03)           --         13.47      38.17
Global Equities Portfolio
2/9/93-11/30/93          10.00         0.03            0.96             0.99             --            --         10.99       9.90
11/30/94                 10.99         0.05            0.71             0.76          (0.01)        (0.07)        11.67       6.87
11/30/95                 11.67         0.12            1.64             1.76          (0.08)        (0.29)        13.06      15.58
International Diversified Equities Portfolio
10/28/94-11/30/94        10.00         0.01           (0.23)           (0.22)            --            --          9.78      (2.20)
11/30/95                  9.78         0.07            0.38             0.45          (0.08)           --         10.15       4.63

Alliance Growth Po
2/9/93-11/30/93       23,256        0.82+++          0.61+++         73
11/30/94              53,213        0.82++           0.37++         146
11/30/95             167,870        0.79             0.51           138
Growth/Phoenix Inv
2/9/93-11/30/93       65,032        0.82+++          2.20+++        165
11/30/94             104,194        0.81++           1.52++         211
11/30/95             149,910        0.76             1.01           229
Provident Growth P
2/9/93-11/30/93       42,911        0.97+++          0.32+++         40
11/30/94              75,342        0.96++           0.31++          54
11/30/95             115,276        0.93           (0.05)            52
Venture Value Port
10/28/94-11/30/94      4,449        1.10+++          3.93+++         --
11/30/95             154,908        1.00++           1.43++          18
Global Equities Po
2/9/93-11/30/93       43,737        1.50+++          0.38+++         58
11/30/94             136,758        1.28             0.42            67
11/30/95             165,752        1.14             1.02           106
International Dive
10/28/94-11/30/94     12,438        1.70+++          1.60+++         --
11/30/95              48,961        1.70++           0.76++          52


------------------


   * Calculated based upon average shares outstanding
  ** After fee waivers and expense reimbursements by the investment adviser
   + Annualized
  ++ During the periods ended November 30, 1993, November 30, 1994 and November 30, 1995, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                EXPENSES                   NET INVESTMENT INCOME (LOSS)
                                                    --------------------------------     --------------------------------
                                                    11/30/93    11/30/94    11/30/95     11/30/93    11/30/94    11/30/95
                                                    --------------------------------
                                                                                         --------------------------------
Growth-Income Portfolio..........................     1.40%       0.89%       0.77%         1.01%       1.18%       1.42%
Alliance Growth Portfolio........................     1.56        0.96        0.79         (0.13)       0.23        0.51
Growth/Phoenix Investment Counsel Portfolio......     1.28        0.87        0.76          1.74        1.46        1.01
Provident Growth Portfolio.......................     1.46        1.05        0.93         (0.17)       0.22       (0.05)
Venture Value Portfolio..........................       --        3.89        1.02            --        1.14        1.41
Global Equities Portfolio........................     2.52        1.28        1.14         (0.64)       0.42        1.02
International Diversified Equities Portfolio.....       --        3.50        2.09            --       (0.20)       0.37

               THE TRUST, ITS INVESTMENT OBJECTIVES AND POLICIES

     The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by the Variable Separate Account and FS Variable Separate Account (the "Accounts"), which are separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company, respectively (collectively referred to as the "Life Companies").


     The Trust issues 18 separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional series in the future. The current Portfolios are the Cash Management Portfolio, Corporate Bond Portfolio (formerly, the Fixed Income Portfolio), Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, Utility Portfolio, Balanced/Phoenix Investment Counsel Portfolio, SunAmerica Balanced Portfolio, Asset Allocation Portfolio, Growth-Income Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Federated Value Portfolio, Venture Value Portfolio, Aggressive Growth Portfolio, Global Equities Portfolio and International Diversified Equities Portfolio. All shares may be purchased or redeemed by the Accounts at net asset value without any sales or redemption charge.



     SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect, wholly owned subsidiary of Anchor National Life Insurance Company, serves as investment adviser for all the Portfolios of the Trust. (See "Management.") Alliance Capital Management L.P. ("Alliance") serves as subadviser for the Global Equities, Alliance Growth and Growth-Income Portfolios; Davis Selected Advisers, L.P. serves as subadviser for the Venture Value Portfolio; Federated Investment Counseling ("Federated") serves as subadviser for the Corporate Bond, Federated Value and Utility Portfolios. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co., serves as subadviser for the Asset Allocation Portfolio; Goldman Sachs Asset Management International ("GSAM-International"), an affiliate of Goldman, Sachs & Co., serves as subadviser for the Global Bond Portfolio; Morgan Stanley Asset Management Inc. ("MSAM") serves as subadviser for the International Diversified Equities and Worldwide High Income Portfolios; Phoenix Investment Counsel, Inc. ("Phoenix") serves as subadviser for the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios; Provident Investment Counsel, Inc. ("Provident") serves as subadviser for the Provident Growth Portfolio. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced, or Aggressive Growth Portfolios. SAAMCo performs all investment advisory services for these Portfolios.



     Each Portfolio has investment objectives and certain policies set forth herein. There can be no guarantee that any Portfolio's investment objectives will be met or that the net return on an investment in a Portfolio will exceed that which could have been obtained through other investment or savings vehicles. Investors should carefully review the investment objectives and policies of a Portfolio and consider their ability to assume the risks involved before making an investment in a Portfolio. Each Portfolio also has certain fundamental investment restrictions, which are described in the Statement of Additional Information. A Portfolio's fundamental investment restrictions may not be changed without a majority of the outstanding voting securities of that Portfolio. See "Shareholder Voting Rights." Except for its fundamental investment restrictions, each Portfolio's investment objective and policies are not fundamental and may be changed without a vote of the shareholders. If there is a change in a Portfolio's investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then-current financial positions and needs.



     The Global Bond, Worldwide High Income and International Diversified Equities Portfolios are organized as separate "non-diversified" portfolios of the Trust (as such term is defined under the Investment Company Act of 1940, as amended, (the "1940 Act")); subject, however, to certain tax diversification requirements and to diversification guidelines of the California Department of Insurance. See Dividends, Distributions and Federal Taxes. Also, the Utility Portfolio intends to concentrate its investments in the utility industry, which means that the Portfolio intends to invest at least 25% of its total assets in the securities of utility companies.


     The Portfolios' investment objectives and a summary of the policies they currently follow in attempting to achieve those objectives are set forth below. Please also refer, however, to the section following, captioned "Description of Securities and Investment Techniques," for a more detailed description of the characteristics and risks associated with the types of securities in which the various Portfolios invest. Reference is also made in the following sections to ratings assigned to certain types of securities by Standard & Poor's Rating Services, a Division of the McGraw Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff & Phelps") and Thomson BankWatch, Inc., recognized independent securities ratings institutions. References herein to the particular ratings categories of the securities in which a Portfolio may invest should be read to include unrated securities deemed by the Adviser or Subadviser to be of comparable quality to the rated securities in such categories. A description of the ratings categories assigned by S&P, Moody's, Fitch and Duff & Phelps is contained in the Statement of Additional Information.



CASH MANAGEMENT PORTFOLIO



     The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments including corporate bonds and notes; commercial bank obligations; securities of the U.S. government, its agencies and instrumentalities; commercial paper and savings association obligations. These securities mature in one year or less. The Cash Management Portfolio also may enter into repurchase agreements and firm commitment agreements and purchase when-issued securities. See "Description of Securities and Investment Techniques."



     The Cash Management Portfolio invests only in securities determined, in accordance with procedures established by the Trust's board of trustees, to present minimal credit risks. It is the current policy to invest only in instruments rated in the highest rating category by Moody's and S&P (for example, commercial paper rated P-1 and A-1 by Moody's and S&P, respectively) or in instruments that are issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities as to the payment of principal and interest, or in other instruments rated in the highest two categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's and S&P.



     Although there is no guarantee that the Portfolio's investment objective will be achieved, investments in the Cash Management Portfolio should present minimal market risk because the investments of the Portfolio consists of only short-term debt obligations. However, an investment in this Portfolio is subject to the risks of declining interest rates and the economy as a whole. Also, the return on an investment in the Cash Management Portfolio would not be the same as the return on an investment in a money market fund available directly to the public even where yields are equivalent, due to fees imposed at the variable annuity contract level. A more detailed description of the instruments in which this Portfolio may invest is contained in the Statement of Additional Information.



CORPORATE BOND PORTFOLIO



     The Corporate Bond Portfolio seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities. Under normal market conditions, the Portfolio will invest at least 65% of the value of its total assets, taken at market value at the time of investment, in corporate debt securities, including asset-backed securities and privately placed debt securities, of domestic and foreign issuers. In addition, under normal circumstances, at least 65% of the Portfolio's total assets will be invested in investment grade debt securities (i.e., those rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or by S&P (AAA, AA, A or BBB), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including mortgaged-backed securities) or repurchase agreements collateralized by such investment grade or U.S. government securities. Debt securities are sometimes offered with warrants for the purchase of common stock of the issuer of the debt security. These may be purchased by the Portfolio only when the debt security meets the Portfolio's investment criteria and the value of the warrants is relatively small. If the warrant becomes valuable it will ordinarily be sold rather than exercised. It is anticipated that no more than 10% of the assets of the Portfolio will constitute warrants. To the extent that warrants are acquired, there may be some additional investment risk and countervailing opportunity, depending upon the extent to which the underlying common stock price fluctuates.



     Up to 35% of the Portfolio's total assets may be invested in: other types of debt securities, including those rated below investment grade, zero-coupon bonds, pay-in-kind securities, and units consisting of bonds and equity equivalents; commercial paper rated at the time of purchase P-1 by Moody's or A-1 by S&P; obligations of banks having total assets in excess of $1 billion; preferred stocks (including those rated below investment grade, convertible into, or carrying warrants to purchase, common stocks or other equity interests); and marketable common stocks which the Subadviser considers likely to yield relatively high income in relation to alternative investments.



     The Portfolio may invest in debt securities and preferred stocks rated below investment grade to the extent that the Subadviser believes that lower credit quality of such securities is offset by more attractive yields. There is no limit with respect to the rating categories for securities in which the Portfolio may invest, although investment in debt securities in the two lowest rating categories will be limited to 10% of total assets. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" for a description of lower-rated securities.



     The Portfolio may invest in high quality short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are also authorized for purchase by the Cash Management Portfolio. The Portfolio may enter into "dollar rolls" in which the Portfolio sells mortgage or other asset-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same types, coupons and maturity) securities on a specified future date. The Portfolio may also invest in synthetic or derivative instruments based on permitted investments, including futures contracts, options, interest-rate swaps, mortgage swaps and interest-rate caps, floors and collars.


GLOBAL BOND PORTFOLIO


     The investment objective of the Global Bond Portfolio is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and through transactions in foreign currencies. High quality securities are defined as securities which have ratings of at least AA by S&P or Aa by Moody's ("High Quality Ratings").


     Under normal circumstances, the Portfolio will seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed-income securities markets and by engaging in currency transactions to enhance returns and for the purpose of hedging its investments.

     In selecting securities for the Portfolio, GSAM-International will consider such factors as the security's duration, sector and credit quality rating as well as the security's yield and prospects for capital appreciation. It is expected that the Portfolio will use currency transactions both to enhance returns for a given level of risk and to hedge its exposure to foreign currencies. While the Portfolio will have both long and short currency positions, neither its net long foreign currency exposure nor its net short foreign currency exposure will exceed the value of the Portfolio's total assets.

     Under normal circumstances, the Portfolio will maintain a dollar-weighted average duration of not more than 7.5 years. However, the Portfolio is not subject to any limitation with respect to the average maturity of its Portfolio or the individual securities in which the Portfolio may invest. Duration represents the weighted average maturity of expected cash flows on a debt obligation, discounted to present value. Maturity measures only the time until final payment is due on a bond or other debt security; it takes no account of the pattern of a security's cash flows over time. In computing the duration of its portfolio, the Subadviser will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer.


     The Portfolio may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of debt obligations at a premium or discount, transactions in options, futures contracts, options on futures and interest-rate swaps, caps and floors. The Portfolio may also invest in mortgage-related securities and enter into dollar-rolls.


     It is expected that the Portfolio will employ certain active currency and interest-rate management techniques involving risks different from those associated with investing solely in dollar-denominated fixed-income securities of U.S. issuers. Such active management techniques include transactions in options (including yield curve options), futures and options on futures, forward foreign currency exchange contracts, currency options and futures, currency and interest-rate swaps and floors, caps and collars. The aggregate amount of the Portfolio's net currency exposure will not exceed its total asset value. However, to the extent that the Portfolio is fully invested in fixed-income securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolio's net currency positions may expose it to risks independent of its securities positions.


     The fixed-income securities in which the Portfolio may invest include: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and custodial receipts thereof; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies or instrumentalities or by multiple governmental entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World
Bank) rated A or better by S&P or Moody's, provided that the obligations are denominated in the issuer's own currency; (iii) corporate debt securities having at least one high quality rating or, if unrated, determined by the Subadviser to be of comparable credit quality; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including U.S.

or foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $1 billion and determined by the Subadviser to be of comparable credit quality to securities with a high quality rating; (v) commercial paper rated A-1 or better by S&P, P-1 or better by Moody's, Fitch-1 or better by Fitch, or Duff 1 or better by Duff & Phelps or, if not rated, issued by U.S. or foreign companies having outstanding debt securities with a high quality rating and determined by the Subadviser to be of comparable credit quality to securities with a high quality rating; and (vi) mortgage-related and asset-backed securities having at least one high quality rating.



     Although the Portfolio may invest in securities satisfying the minimum credit quality criteria prescribed above, the Portfolio generally intends to invest at least 50% of its net assets in securities having the highest applicable credit quality rating. Currently, most of the foreign securities that meet the Portfolio's credit quality standards are likely to be securities issued by foreign governments. The debt securities in which the Portfolio will invest may have fixed, variable or floating interest rates.


     The Portfolio will, under normal market conditions, have at least 30% of its total assets, adjusted to reflect the Portfolio's net exposure after giving effect to currency transactions and positions, denominated in U.S. dollars. The Portfolio may, for temporary defensive purposes (such as when instability or unfavorable conditions exist in foreign countries), invest 100% of its total assets in dollar-denominated securities or securities of U.S. issuers.


     Because the securities markets in each of Canada, Germany, Japan and the United Kingdom are highly developed, liquid and subject to extensive regulation, the Global Bond Portfolio may invest up to 35% of its total assets in the securities of corporate and government issuers located in any one of such countries. Concentration of the Portfolio's investments in such issuers will subject the Portfolio to the risks of adverse social, political or economic events which may occur in those countries.


     Investment in foreign securities involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

HIGH-YIELD BOND PORTFOLIO

     The primary investment objective of the High-Yield Bond Portfolio is a high level of current income; its secondary investment objective is capital appreciation.


     Under normal market conditions the Portfolio will be invested substantially in long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. These "high-yield" bonds, commonly referred to as "junk bonds," typically are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower-yielding, higher-rated bonds.



     High-yield, high-risk bonds generally include any bonds that are rated Ba or below by Moody's or BB or below by S&P. Bonds rated Ba or BB or below are considered speculative. The Portfolio may invest without limitation in bonds rated as low as Ca by Moody's or C by S&P (or unrated but considered by the Adviser of equivalent quality). In addition, the Portfolio may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P. High-yield bonds are riskier than lower-yielding, higher-rated bonds. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" and "Description of Securities and Investment Techniques -- Risk Factors Relating to High-Yield Bonds" for a more detailed description of these securities.


     In pursuing its secondary investment objective of capital appreciation, the Portfolio may purchase high-yield bonds that are expected by the Adviser to increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Portfolio may invest for this purpose up to 25% of its assets in equity securities, such as common stocks, or other securities having common stock characteristics. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. Such securities normally will be purchased as part of a unit with fixed-income securities or when an unusual opportunity for capital appreciation is perceived due to anticipated improvement in the issuer's credit quality or ratings. The Portfolio also may purchase or hold warrants or rights.

     Treating high current income as its primary investment objective means that the Portfolio may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

     Up to 25% of the Portfolio's assets may be invested in securities of foreign issuers, which are generally denominated in currencies other than the U.S. dollar. The Portfolio also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. The Portfolio may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. Investment in foreign securities also involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

     Under normal market conditions, the Portfolio will invest at least 65% of its total assets in high-yield bonds as described above. Subject to this requirement the Portfolio may maintain assets in cash or cash equivalents, including commercial bank obligations (certificates of deposit; bankers' acceptances, which are time drafts on a commercial bank for which the bank accepts an irrevocable obligation to pay at maturity; and demand or time deposits), commercial paper (short-term notes issued by corporations or governmental bodies) and obligations issued or guaranteed by the U.S. government.

WORLDWIDE HIGH INCOME PORTFOLIO


     The investment objective of the Worldwide High Income Portfolio is high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world. The Portfolio seeks to achieve its investment objective by allocating its assets among any or all of three investment sectors: U.S. corporate lower-rated and unrated debt securities, emerging country debt securities and global fixed-income securities offering high real yields. The types of securities in each of these investment sectors in which the Portfolio may invest are described below. In selecting U.S. corporate lower-rated and unrated debt securities for the Portfolio, the Subadviser will consider, among other things, the price of the security, and the financial history, condition, prospects and management of an issuer. The Subadviser intends to invest a portion of the Portfolio's assets in emerging country debt securities that provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuers improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. In addition, the Subadviser will attempt to invest a portion of the Portfolio's assets in fixed-income securities of issuers in global fixed-income markets displaying high real (inflation adjusted) yields. Under normal conditions, the Portfolio intends to invest between 80% and 100% of its total assets in some or all of three categories of higher-yielding securities, some of which may entail increased credit and market risk. See "Risk Factors Relating to High-Yield Bonds" and "Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" under "Description of Securities and Investment Techniques."


     The Subadviser's approach to multi-currency fixed-income management is strategic and value-based and designed to produce an attractive real rate of return. The Subadviser's assessment of the bond markets and currencies is based on an analysis of real interest rates. Current nominal yields of securities are adjusted for inflation prevailing in each currency sector using an analysis of past and projected inflation rates. The Portfolio's aim is to invest in bond markets which offer the most attractive real returns relative to inflation.


     From time to time, a portion of the Portfolio's investments, which may be up to 100% of its investments, may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's and S&P. Such lower-rated bonds are commonly referred to as "junk bonds." Securities in such lower rating categories may have predominantly speculative characteristics or may be in default. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" for a description of Moody's and S&P's corporate bond ratings. Ratings represent the opinion of rating agencies as to the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, while the Subadviser will consider ratings, it will perform its own analysis and will not rely principally on ratings. Emerging country debt securities in which the Portfolio may invest will be subject to high risk and will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. The Portfolio's investments in U.S. corporate lower-rated and unrated debt securities and emerging country debt securities are expected to be rated in the lower and lowest rating categories of internationally recognized credit rating organizations. Ratings of a foreign debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a foreign debt instrument is denominated; instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a foreign public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer. To mitigate the risks associated with investment in such lower-rated securities, the Portfolio will diversify its holdings by market, issuer, industry and credit quality.

     The Portfolio may invest in or own securities of companies in various stages of financial restructuring, bankruptcy or reorganization which are not currently paying interest or dividends, provided that the total value at the time of purchase, of all such securities will not exceed 10% of the value of the Portfolio's total assets. The Portfolio may have limited recourse in the event of default on such debt instruments. The Portfolio may invest in loans, assignments of loans and participation in loans. See "Description of Securities and Investment Techniques -- Loan Participations and Assignments." The Portfolio may also invest in depository receipts issued by U.S. or foreign financial institutions. See "Description of Securities and Investment
Techniques -- Depository Receipts."

     The Portfolio is not restricted in the portion of its assets which may be invested in securities denominated in a particular currency and a substantial portion of its assets may be invested in non-U.S. dollar-denominated securities. The portion of the Portfolio's assets invested in securities denominated in currencies other than the U.S. dollar will vary depending on market conditions. The analysis of currencies is made independent of the analysis of markets. Value in foreign exchange is determined by relative purchasing power parity of a given currency. The Portfolio seeks to invest in currencies currently undervalued based on purchasing power parity. The Subadviser analyzes current account and capital account performance and real interest rates to adjust for short-term currency flows. Although the Portfolio is permitted to engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to its holdings of non-U.S. dollar-denominated debt securities, the Portfolio may be limited in its ability to hedge against these risks. See "Foreign Currency Transactions" and "Short Sales" under "Description of Securities and Investment Techniques." The Portfolio may also write (i.e., sell) covered call options and may enter into futures contracts and options on futures and sell indexed financial futures contracts. See "Futures Contracts and Options Thereon" and "Options on Securities and Securities Indices" under "Description of Securities and Investment Techniques."


     The Portfolio may invest in zero-coupon, pay-in-kind or deferred payment securities and in securities that may be collateralized by zero-coupon securities (such as Brady Bonds which are described below). Zero-coupon securities are sold at a discount to par value and are not entitled to interest payments during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to receive "phantom income," which the Portfolio will accrue prior to the receipt of any cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.


     The Portfolio is authorized to borrow up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, for investment purposes to increase the opportunity for greater return and for payment of dividends. Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the net asset value of the Portfolio's shares and in the yield on the Portfolio's investments. See "Description of Securities and Investment Techniques -- Borrowing and Other Forms of Leverage."

     The average time to maturity of the Portfolio's securities will vary depending upon the Subadviser's perception of market conditions. The Subadviser invests in medium-term securities (i.e., those with a remaining maturity of approximately five years) in a market neutral environment. When the Subadviser believes that real yields are high, the Subadviser lengthens the remaining maturities of securities held by the Portfolio and, conversely, when the Subadviser believes real yields are low, it shortens the remaining maturities. Thus, the Portfolio is not subject to any restrictions on the maturities of the debt securities it holds, and the Subadviser may vary the average maturity of the securities held in the Portfolio without limit.

     The Portfolio may, to a limited extent, invest in non-publicly traded securities, private placements and restricted securities. See "Description of Securities and Investment Techniques -- Non-Publicly Traded Securities, Private Placements and Restricted Securities."

     For temporary defensive purposes, the Portfolio may invest part or all of its total assets in cash or in short-term securities, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, and repurchase agreements involving such government securities.


     U.S. Corporate High-Yield Fixed-Income Securities -- A portion of the Worldwide High Income Portfolio's assets will be invested in U.S. corporate high-yield fixed-income securities, which offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services. The Portfolio may acquire fixed-income securities of U.S. issuers, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed-income securities may have equity features, such as conversion rights or warrants, and the Portfolio may invest up to 10% of its total assets in equity securities other than preferred stock (e.g., common stock, warrants and rights and limited partnership interests). The Portfolio may not invest more than 5% of its total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests.


     Emerging Country Fixed-Income Securities -- A portion of the Worldwide High Income Portfolio's assets will be invested in emerging country fixed-income securities, which are debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers and debt securities of corporate issuers located in or organized under the laws of emerging countries. As used with respect to this Portfolio, an emerging country is any country that the International Bank for Reconstruction and Development (more commonly known as the World Bank) has determined to have a low or middle income economy. There are currently over 130 countries which are considered to be emerging countries, approximately 40 of which currently have established securities markets. The countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.


     In selecting emerging country debt securities for investment by the Portfolio, the Subadviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. The Portfolio expects that its investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:


Argentina
Brazil
Chile
Czech Republic
Egypt
Greece
Hungary
Indonesia
Malaysia
Mexico
Morocco
Pakistan
Peru
Philippines
Poland
Portugal
South Africa
Thailand
Turkey
Uruguay
Venezuela

As opportunities to invest in debt securities in other emerging countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. While the Portfolio generally is not restricted in the portion of its assets which may be invested in a single country or region, it is anticipated that, under normal circumstances, the Portfolio's assets will be invested in at least three countries.

     The Portfolio's investments in government and government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Portfolio's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

     The Portfolio's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Subadviser based on publicly available information and inquiries made to the issuer. The Portfolio may also invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady.


     Emerging country debt securities held by the Portfolio will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage-backed and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. U.S. dollar-denominated emerging country debt securities held by the Portfolio will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Portfolio may or may not be listed or traded on a securities exchange. The Portfolio may invest in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities such as banks and other financial institutions. Mortgage-backed securities include mortgage pass-through securities and collateralized mortgage obligations. Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a collateralized mortgage obligation.


     Investments in emerging country debt securities entail special investment risks. Many of the emerging countries listed above may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgement in a court outside the United States.


     Global Fixed-Income Securities -- The global fixed-income securities in which a portion of the Worldwide High Income Portfolio's assets may be invested are debt securities denominated in currencies of countries displaying high real yields. Such securities include government obligations issued or guaranteed by U.S. or foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community), Eurobonds, and corporate bonds with varying maturities denominated in various currencies. In this portion of the Portfolio, the Subadviser seeks to minimize investment risk by investing in a high quality portfolio of debt securities, the majority of which will be rated in one of the two highest rating categories by a nationally recognized statistical rating organization. U.S. government securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. government, such as U.S. Treasury securities, as well as those backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and The Export-Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. The Portfolio may invest in obligations issued or guaranteed by foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community). Investment in foreign government securities for this portion of the Portfolio will be limited to those of developed nations which the Subadviser believes to pose limited credit risk. These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and The United Kingdom. Corporate and supranational obligations selected for this portion of the portfolio will be limited to those rated A or better by Moody's, S&P or IBCA Ltd.


     In selecting securities for this portion of the Portfolio, the Subadviser evaluates the currency, market and individual features of the securities being considered for investment. The Subadviser believes that countries displaying the highest real yields will over time generate a high total return, and accordingly, the Subadviser's focus for this portion of the Portfolio will be to analyze the relative rates of real yield of twenty global fixed-income markets. In selecting securities, the Subadviser will first identify the global markets in which the Portfolio's assets will be invested by ranking such countries in order of highest real yield. In this portion of its portfolio, the Portfolio will invest its assets primarily in fixed-income securities denominated in the currencies of countries within the top quartile of the Subadviser's ranking.

     The Subadviser's assessment of the global fixed-income markets is based on an analysis of real interest rates. The Subadviser calculates real yield for each global market by adjusting current nominal yields of securities in each such market for inflation prevailing in each country using an analysis of past and projected (one-year) inflation rates for that country. The Subadviser expects to review and update on a regular basis its real yield ranking of countries and market sectors and to alter the allocation of this portion of the Portfolio's investments among markets as necessary when changes to real yields and inflation estimates significantly alter the relative rankings of the countries and market sectors.


UTILITY PORTFOLIO



     The Utility Portfolio seeks high current income and moderate capital appreciation. The Portfolio's investment approach is based on the Subadviser's conviction that over the long-term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of utility companies. The Portfolio intends to achieve its investment objective by investing in equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies.



     The Portfolio will, under normal circumstances, invest at least 65% of its total assets in securities of utility companies. Such investments will be primarily in common stocks selected by the Subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of an issuer's industry. However, other factors, such as product position, market share, or profitability will also be considered by the Subadviser. The Portfolio may also invest in preferred stocks, corporate bonds, notes, and warrants of utility companies. Fixed-income securities purchased by the Portfolio will be rated at least BBB by S&P or Baa by Moody's.



     The Portfolio may also invest in other types of securities and/or engage in a variety of investment strategies, including: U.S. government securities; money market instruments; foreign securities; illiquid securities; repurchase and reverse repurchase agreements; securities lending; when-issued and delayed-delivery transactions; and options, financial futures and options on such futures. See "Description of Securities and Investment Techniques" for more information on these securities and strategies. For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in cash, cash equivalents and short-term debt instruments.



     Risk Factors Applicable to Utility Securities -- There exist certain risks associated with the utility industry of which investors in the Portfolio should be aware. These include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities, and (vi) difficulties in obtaining fuel at reasonable prices.



     GENERAL RISKS. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, which an investor should take into account when investing in those securities. Factors which may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations which may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disasters (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuels; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. These revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.



     In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Recently, utility regulators have permitted utilities to diversify outside of their original geographic regions and their traditional lines of business. While the Subadviser believes that these opportunities will permit certain utility companies to earn more than their traditional regulated rates of return, other companies may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that all of the regulatory policies described in this paragraph will continue in the future.

     In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: the development and implementation of a national energy policy; the differences between regulatory policies of different jurisdictions (or different regulators which have concurrent jurisdiction); shifts in regulatory policies; adequacy of rate increases; and future regulatory legislation.



     Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels which cause more pollution than fuels used by United States utilities. In the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries.



     In addition to the foregoing considerations which affect most utility companies, there are specific considerations which affect specific utility industries:



     ELECTRIC. The electric utility industry is composed of companies that are engaged in the generation, transmission, and sale of electric energy. Electric utility companies may be affected either favorably or unfavorably, depending upon the circumstances, by the following: fuel costs; financing costs; size of the region in which sales are made; operating costs; environmental and safety regulations; changes in the regulatory environment; and the length of time needed to complete major construction projects.



     In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility which a utility company may never by able to use.



     TELECOMMUNICATIONS. The telephone industry is large and highly concentrated. The greatest portion of this segment is composed of companies which distribute telephone services and provide access to the telephone networks. While many telephone companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry.



     Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The radio telecommunications segment of this industry, including cellular telephone, is in its early developmental phase and is characterized by emerging, rapidly growing companies.



     GAS. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. While gas utility companies have in the recent past been adversely affected by disruptions in the oil industry, increased concentration, and increased competition, the Subadviser believes that environmental considerations should benefit the gas industry in the future.



     WATER. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. The Subadviser believes that favorable investment opportunities may result if anticipated consolidation and foreign participation in this industry occurs.



     Reducing Risks of Utility Securities -- The Subadviser believes that the risks of investing in utility securities can be reduced. The professional portfolio management techniques used by the Subadviser to attempt to reduce these risks include credit research and diversification techniques. The Subadviser will perform its own credit analysis in addition to using recognized rating agencies, and will obtain information from other sources, including the issuer's management and other investment analysts. The Subadviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage, and earnings. In evaluating an issuer, the Subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical cost.


BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO

     The Balanced/Phoenix Investment Counsel Portfolio seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. The Portfolio intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.


     The Portfolio may invest in any type or class of security. Under normal circumstances, the Portfolio will invest in common stocks and fixed-income securities; however, it may also invest in securities convertible into common stocks. At least 25% of the value of the Portfolio's assets will normally be invested in fixed-income senior securities. The Portfolio may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes, and may invest in zero coupon debt obligations. Notwithstanding the foregoing, for temporary defensive purposes, the Portfolio may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high quality commercial paper. See "Description of Securities and Investment Techniques" for a full discussion of the types of securities in which the Portfolio may invest.


     The Portfolio may invest up to 25% of the value of the Portfolio's total assets in securities of foreign issuers, including emerging market securities and those issued by foreign branches of U.S. banks. Such foreign investments may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. Investment in foreign securities involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."


     With respect to investment in fixed-income securities, the Portfolio intends to emphasize investments in investment grade fixed-income securities which are rated within the four highest categories by recognized rating agencies such as Moody's, S&P, Duff & Phelps or Fitch. However, the Portfolio may invest in lower- or non-rated fixed-income securities, but will not invest more than 35% of its net assets, determined at the time of investment, in high-yield, high-risk fixed-income securities. A fixed-income securities issue may have its ratings reduced below the minimum permitted for purchase by the Portfolio. In that event, the Subadviser will determine whether the Portfolio should continue to hold such security. If, in the Subadviser's opinion, market conditions warrant, the Portfolio may, from time to time, increase its position in lower- and non-rated securities. Investment in lower-rated and unrated fixed-income securities involves certain risks not attendant to higher rated securities. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments and Risk Factors Relating to High-Yield Bonds" for a full discussion of below investment grade fixed-income securities and the risks associated therewith.



SUNAMERICA BALANCED PORTFOLIO



     The investment objective of the SunAmerica Balanced Portfolio is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. In seeking to achieve the investment objective of the Portfolio, the Adviser has the flexibility to select among different types of investments for capital growth and income and may alter the composition of the portfolio as economic and market trends change. This investment approach, designated by the Adviser as a "fully managed" investment policy, distinguishes the Portfolio from many other investment companies, which often seek either capital appreciation or current income.



     The Adviser considers both the opportunity for gain and the risk of loss in making investments. While the Adviser anticipates that, over the long term, the Portfolio will consist primarily of equity investments, in the form of common and preferred stocks, it may also invest in long-term bonds and other debt securities such as convertible securities, short-term investments, U.S. government securities and warrants and other rights. The Portfolio will, under normal circumstances, invest at least 25% of its assets in fixed-income senior securities; however, the fixed-income component will exceed 25% when the Adviser believes such an adjustment in portfolio mix to be necessary in order to conserve principal, such as in anticipation of decline in the equities market.



     Flexibility to choose among various kinds of investments is a principal feature of the Adviser's fully managed investment approach. The Adviser shifts its emphasis among these different types of investments, as well as among various industry sectors, as financial trends and economic conditions change.

     In selecting equity investments, the Adviser typically seeks companies of medium to large capitalizations (generally $1 billion or more) that, based on their future prospects or opportunities, it believes are undervalued in the marketplace. Consistent with the Adviser's approach to equity selection, the Adviser will direct the sale of equity investments that it judges to be overpriced or when it believes other investments offer better values. Investments in companies with market capitalizations of less than $1 billion may be more volatile than investments in companies with larger market capitalizations, and thus the Portfolio intends to limit its investments in such companies to no more than 20% of its total assets.



     In selecting debt investments, the Adviser is primarily concerned with determining the most appropriate time to buy and sell such securities. The Adviser seeks debt securities with longer maturities during periods of anticipated lower interest rates and shorter-term debt securities when interest rates are expected to rise. The Adviser generally selects long-term debt securities from high quality bonds (rated AA or higher by S&P, Aa or higher by Moody's) to achieve income and capital gains. The Adviser may also invest the Portfolio's assets in high quality, short-term debt securities (such as commercial paper rated A-1 by S&P or P-1 by Moody's, or determined by the Adviser to be of equivalent quality if unrated). However, the Adviser may invest up to 10% of the value of the Portfolio's total assets (measured at the time of investment) in securities rated as low as BBB by S&P or Baa by Moody's. See "Fixed-Income Securities" in "Description of Securities and Investment Techniques" below for a discussion of the risks associated with investing in such securities. See also the Statement of Additional Information for a description of securities ratings.



     The Adviser may select equity and debt securities for the Portfolio issued by either domestic or foreign issuers. See "Description of Securities and Investment Techniques" for a description of the risks associated with foreign securities.


ASSET ALLOCATION PORTFOLIO


     The investment objective of the Asset Allocation Portfolio is high total return (including income and capital gains) consistent with preservation of capital over the long-term. The Portfolio seeks to achieve its objectives by investing in a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities, including mortgage-related and asset-backed securities, and money market instruments (debt securities maturing in one year or less). Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock.



     The Subadviser of the Portfolio, GSAM, will determine the relative mix of equities, fixed-income securities and money market instruments for the Portfolio based on its view of long-term economic and market trends under the relative risks and opportunities for long-term total return of the different classes of assets. Under normal conditions, the Subadviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equities; 20% to 50% in fixed-income securities; and 0% to 40% in money market instruments. The Subadviser may make frequent shifts within these broad ranges whenever, in the Subadviser's judgment, market or economic changes warrant a reallocation. The Subadviser intends in normal situations to make any shifts in the Portfolio's asset allocation gradually over time based on its views of long-term trends and conditions.



     The Portfolio may invest in securities of foreign issuers (which are generally denominated in currencies other than the U.S. dollar), although there is no requirement that the Portfolio maintain investments in foreign issuers. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers." The Portfolio also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts, currency options, currency swaps, currency and financial futures contracts, and options on such futures contracts.



     The Portfolio's fixed-income investments will consist primarily of "investment grade" bonds; that is, bonds that are rated BBB or better by S&P or Baa or better by Moody's. Up to 25% of the Portfolio's fixed-income assets may be invested in securities that are below investment grade as defined above, including securities rated as low as CC by S&P or Ca by Moody's. Securities rated BBB or below by S&P or Baa or below by Moody's are considered to have speculative characteristics. For a more detailed description of the risks involved with these securities, see "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" and "Risk Factors relating to High Yield Bonds." The Portfolio's investments in foreign fixed-income securities will be concentrated in securities issued or guaranteed as to principal and interest by foreign governments or their agencies and instrumentalities or by multinational agencies.

     The Portfolio may enter into repurchase agreements and firm commitment agreements, and may purchase when-issued securities. The Portfolio may also engage in interest-rate swaps, mortgage swaps, transactions involving interest-rate caps, floors and collars, dollar rolls and securities lending.


GROWTH-INCOME PORTFOLIO


     The Growth-Income Portfolio seeks growth of capital and income. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the assets of the Portfolio consist principally of a diversified group of common stocks, but other types of securities, including preferred stocks, corporate bonds and convertible bonds, may be held when deemed advisable. The Subadviser of the Portfolio, Alliance, determines the relative amounts to be invested in common stocks, preferred stocks, bonds (including corporate and convertible), securities of the U.S. government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and repurchase agreements. See "Description of Securities and Investment Techniques."



ALLIANCE GROWTH PORTFOLIO

GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO
PROVIDENT GROWTH PORTFOLIO


     The three Growth Portfolios have the same investment objectives, policies and restrictions, but have different subadvisers. The investment objective of each Portfolio is to seek long-term growth of capital. Whatever current income is generated by the Portfolio is incidental to the objective of capital growth. Each Portfolio's objective of capital growth is sought by investing primarily in common stocks or securities with common stock characteristics. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. The potential for appreciation of capital is the basis for investment decisions. Each Portfolio's Subadviser considers the factors that it believes affect potential for capital appreciation, including an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. When the outlook for common stocks is not considered promising, for temporary defensive purposes, a substantial portion of the assets may be invested in securities of the U.S. government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and repurchase agreements. Because the securities purchased by these Portfolios in pursuing their investment objective are selected for growth potential rather than production of income, the market values of such securities (and therefore, to a large extent, the net asset values per share of the Portfolios) will tend to be more volatile in response to market changes than they would be if income-producing securities were sought for investment by the Portfolios. Up to 25% of each Portfolio's total assets may be invested in foreign securities. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" and the Statement of Additional Information.



FEDERATED VALUE PORTFOLIO



     The Federated Value Portfolio seeks growth of capital and income. The Portfolio pursues its investment objective by investing, under normal circumstances, at least 65% of its assets in a portfolio of securities issued by the one hundred companies contained in "The Leaders List" described below. The Portfolio's investment approach is based upon the Subadviser's conviction that over the longer term, the economy will continue to expand and develop and that this economic growth will be reflected importantly in the growth of major corporations. Generally, the Subadviser makes portfolio selections utilizing fundamental analysis, with emphasis on the issuer's earning power, financial condition and valuation.



     The securities in which the Portfolio invests include, but are not limited to: common stocks; preferred stocks; domestic issues of corporate debt obligations; and warrants. The fixed-income securities in which the Portfolio may invest must be rated, at the time of purchase, BBB or better by S&P, Baa by Moody's, or BBB by Fitch. If a security loses its rating or has its rating reduced after the Portfolio has purchased it, the Portfolio is not required to sell the security, but will consider doing so.



     The Portfolio may also invest in other securities and/or engage in various investment strategies, including: foreign securities; repurchase agreements; illiquid securities; and securities lending. See "Description of Securities and Investment Techniques" for more information on these securities and strategies. For temporary or defensive purposes, the Portfolio may also hold cash and invest in U.S. government securities in such proportions as the Subadviser may deem necessary for such purposes.



     "The Leaders List" is a trade name which represents a list of 100 blue chip companies selected by the Subadviser. In the opinion of the Subadviser, securities of these companies represent diversified and highly marketable investments. The Subadviser uses its proprietary securities selection process to evaluate the relative value of securities suitable for the Leaders List. The Subadviser also uses a number of standards and fundamental research factors in selecting "The Leaders List." "The Leaders List" generally includes leading companies in their industries determined in terms of sales, earnings, and/or market capitalization. Companies on the "Leaders List" typically have a market capitalization in excess of $1 billion. The list is subject to continuous review and modification.



VENTURE VALUE PORTFOLIO


     The Venture Value Portfolio seeks growth of capital. Under normal circumstances, the assets of the Portfolio will be invested in securities which the Subadviser believes have above-average appreciation potential. Usually these securities are common stocks. Income is not a significant factor in selecting investments for the Portfolio.


     Generally, the Portfolio will invest predominantly in equity securities of companies with market capitalizations of at least $250 million. Investments will consist of issues which the Subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects.


     The Portfolio may invest in securities of foreign issuers. Such foreign investments may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices.


     The Portfolio will generally invest in securities of foreign companies through trades of individual securities on recognized exchanges and developed over-the-counter markets, through American Depositary Receipts (ADRs) covering such securities, and through U.S. registered investment companies primarily investing in foreign securities. With respect to other registered investment companies, no such investment may cause more than 10% of the Portfolio's total assets to be invested in such companies. Such other investment companies usually have their own management costs or fees and the Portfolio's Subadviser earns its regular fee on such assets.



     To help reduce exposure to currency fluctuations, the Portfolio may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. The Portfolio will use these techniques to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Portfolio and to hedge a currency risk involved in an anticipated purchase of foreign securities. The Portfolio may also utilize cross-hedging, that is, entering into a hedge transaction in respect to a different foreign currency than the one in which the Portfolio trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging; however, the Portfolio will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of total assets (excluding in calculating such 5% any in-the-money amount of any option). The Portfolio intends to utilize currency hedging transactions as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Subadviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts, options or forward contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. In taking a position in an anticipatory hedge, the Portfolio is required to set aside cash or high grade liquid securities to fully secure the obligation.


     Investment in foreign securities involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

     Sometimes a more defensive position may be desirable under certain economic or financial circumstances. At these times, the Portfolio may without limitation hold assets in cash and cash equivalents, including repurchase agreements, or in fixed-income or other defensive securities rather than in securities selected for appreciation potential. The Portfolio may also have such holdings temporarily for the purpose of managing exceptional in-flows and out-flows of cash.

     The Portfolio may also engage in other types of investment practices, including, but not limited to, investment in illiquid securities and lending of portfolio securities. See "Description of Securities and Investment Techniques" for a description of these investment techniques and a discussion of the other techniques in which the Portfolio may engage.


AGGRESSIVE GROWTH PORTFOLIO



     The Aggressive Growth Portfolio seeks capital appreciation as its objective. The Portfolio pursues this investment objective by investing, under normal circumstances, at least 65% of its total assets in the equity securities of small, lesser known or new growth companies or industries, such as telecommunications, media and biotechnology. Such "Small Cap" companies will typically have, at the time of purchase, market capitalizations of under $1 billion and have achieved, or are expected to achieve, growth or earnings over various major business cycles. The Portfolio may invest in securities issued by well known and established domestic or foreign companies, as well as in newer and less-seasoned companies. Such securities may be listed on an exchange or traded over-the-counter. In addition, the Portfolio may invest up to 35% of its total assets in debt securities that have the potential for capital appreciation due to anticipated market conditions. The Portfolio may invest in securities rated as low as BBB by S&P or Baa by Moody's.



     The Portfolio is authorized to borrow up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, for investment purposes to increase the opportunity for greater return and for payment of dividends. Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the net asset value of the Portfolio's shares and in the yield on the Portfolio's investments. See "Description of Securities and Investment Techniques -- Borrowing and Other Forms of Leverage."



     Risks Associated With Investing in Small Companies -- Investing in smaller, lesser known companies may involve certain risks not generally associated with investments in larger, more well-established companies. For example, it may be difficult to obtain reliable information and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. Also, securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. A risk of investing in smaller, emerging companies is that they often have limited product lines, markets or financial resources, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Finally, certain issuers in which the Portfolio may invest may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of the Portfolio's investment.


GLOBAL EQUITIES PORTFOLIO


     The investment objective of the Global Equities Portfolio is to achieve long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics and through transactions in foreign currencies. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. A major premise of the Portfolio's investment approach is the Subadviser's belief that economic and political developments have helped to create new opportunities worldwide.



     The assets of the Portfolio will be invested with geographic flexibility. Under normal market conditions, the Portfolio will invest at least 50% of its assets in equity securities of issuers domiciled outside the U.S. However, for temporary defensive purposes, it may invest up to 100% of its assets in dollar-denominated securities or securities of U.S. issuers. The Portfolio's Subadviser, Alliance, seeks to identify those companies, both domestic and foreign, likely to benefit from long-term trends and shifting trade patterns as they develop in the global economy. Alliance currently does not intend to invest more than 20% of the Portfolio's total assets in issuers domiciled in, or governments of, developing countries (i.e., those identified as such by the international financial community).

     When prevailing market, economic, political or currency conditions warrant, the Portfolio may purchase fixed-income securities (including securities of governments other than the U.S., which may be securities of either national, regional or local governments). For temporary defensive purposes, the Portfolio may at times maintain all or any part of its assets in U.S. dollar-denominated or foreign currency-denominated cash or cash equivalents (including U.S. government securities, foreign government securities, certificates of deposit, time deposits, commercial paper, bankers' acceptances and other high quality short-term debt securities).

     It is expected that the Portfolio will use currency transactions and financial index futures both to enhance returns for a given level of risk and to hedge its exposure to foreign currencies and local market conditions. While the Portfolio will have both long and short currency positions, neither its net long foreign currency exposure nor its net short foreign currency exposure will exceed the value of the Portfolio's total assets. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" and the Statement of Additional Information.

INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

     The investment objective of the International Diversified Equities Portfolio is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices. The Subadviser utilizes a top-down approach in selecting investments for the Portfolio that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the Subadviser's philosophy that a diversified selection of securities representing exposure to world markets, based upon the economic outlook and current valuation levels for each country, is an effective way to maximize the return and minimize the risk associated with international investment.

     The Subadviser determines country allocations for the Portfolio on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Portfolio will invest in the industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. The Portfolio will also invest in emerging country equity securities. As used with respect to this Portfolio, the term "emerging country" applies to any country which, in the opinion of the Subadviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Subadviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. With respect to the portion of the Portfolio that is invested in emerging country equity securities, the Portfolio initially intends to invest primarily in some or all of the following countries:

Argentina     Indonesia     Portugal          Thailand
Brazil        Mexico        South Africa      Turkey
India         Philippines   South Korea

     As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.

     An emerging country security is one issued by a company that, in the opinion of the Subadviser, has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. The Subadviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

     By analyzing a variety of macroeconomic and political factors, the Subadviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are used then to determine what the Subadviser believes to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by the Subadviser provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Subadviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.

     Within a particular country, investments are made through the purchase of common stocks which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International EAFE Index for the given country. The Subadviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Portfolio. Common stocks purchased for the Portfolio include common stocks and equivalents, such as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Indexation of the Portfolio's stock selection reduces stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.

     Common stocks purchased for the Portfolio normally will be listed on a major stock exchange in the subject country. The Portfolio will not invest in the stocks of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers." The Portfolio may temporarily reduce its equity holdings in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments for defensive purposes.

     The Portfolio may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

     FIXED-INCOME SECURITIES -- Fixed-income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed-income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others, such as some preferred stocks, do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer's liquidation. Many fixed-income securities are subject to scheduled retirement, or may be retired or "called" by the issuer prior to their maturity dates.

     The market values of fixed-income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will rise. Long-term instruments are generally more sensitive to these changes than are short-term instruments. The market value of fixed-income securities and therefore their yield are also affected by the perceived ability of the issuer to make timely payments of principal and interest.


     CORPORATE DEBT INSTRUMENTS -- These instruments, such as bonds, represent the obligation of the issuer to repay a principal amount of indebtedness at a stated time in the future and, in the usual case, to make periodic interim payments of interest at a stated rate.



          Investment Grade -- A designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or
     Baa). The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.

          Lower Grade -- A designation applied to intermediate and long-term corporate debt securities that are not investment grade; commonly referred to as "junk bonds". These include bonds rated BB or below by S&P, or Ba or below by Moody's. These securities are considered speculative.



     The Corporate Bond and High-Yield Bond Portfolios may invest in bonds rated as low as Ca by Moody's (or CC by S&P) and may invest no more than 10% of their total assets in bonds rated as low as C by Moody's or D by S&P. The Corporate Bond and Worldwide High Income Portfolios may invest in bonds rated as low as C by Moody's or D by S&P without limitation. The Asset Allocation and Balanced/Phoenix Investment Counsel Portfolios may invest in bonds rated as low as Ca by Moody's or CC by S&P. Bonds rated Ca by Moody's are described as "speculative in a high degree; often in default or having other marked shortcomings." Bonds rated D by Moody's -- the lowest rated class -- can be "regarded as having extremely poor prospects of ever attaining any real investment standing." Bonds rated C by S&P are of the "highest degree of speculation"; those rated D by that organization are in default and in arrears. Bonds with other lower grade ratings by Moody's are described as follows:
Ba -- have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B -- generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds with other lower grade ratings by S&P are described as follows:
BB, B, CCC, CC -- regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 -- reserved for income bonds on which no interest is being paid. See the Statement of Additional Information for a more complete description of bond ratings.



     RISK FACTORS RELATING TO HIGH-YIELD BONDS -- High-yield, high-risk bonds are subject to greater fluctuations in value than are higher-rated bonds because the values of high-yield bonds tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer's credit quality to a greater extent. Although under normal market conditions longer-term securities yield more than shorter-term securities, they are subject to greater price fluctuations. Fluctuations in the value of a Portfolio's investments will be reflected in the Portfolio's net asset value per share. The high-yield bond market is relatively new. Its initial growth paralleled a long economic expansion, followed by an economic downturn which severely disrupted the market for high-yield bonds and adversely affected the value of outstanding bonds and the ability of the issuers to repay principal and interest. The economy may affect the market for high-yield bonds in a similar fashion in the future including an increased incidence of defaults on such bonds. From time to time, legislation may be enacted which could have a negative effect on the market for high-yield bonds.


     High-yield bonds present the following risks:

          Sensitivity to Interest Rate and Economic Changes -- High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices (and therefore yields) of high-yield bonds and the Portfolio's net asset value.

          Payment Expectations -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest-rate market, a Portfolio would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

          Liquidity and Valuation -- There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Under such circumstances, the task of accurate valuation becomes more difficult and judgment would play a greater role due to the relative lack of reliable and objective data. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.


     The Adviser or Subadviser attempts to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Adviser or Subadviser, as appropriate, will evaluate the security and determine whether to retain or dispose of it.



     U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.



     Securities issued by the U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks.


     GNMA CERTIFICATES -- GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

     Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

     FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS -- The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.


     OTHER MORTGAGE-RELATED SECURITIES -- The Corporate Bond, Global Bond, Balanced/Phoenix Investment Counsel, SunAmerica Balanced and Asset Allocation Portfolios may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).


     The Corporate Bond, Global Bond and Asset Allocation Portfolios may also invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities, provided they are issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolios' limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.


     ASSET-BACKED SECURITIES -- These securities represent an interest in a pool of consumer or other types of loans ("asset-backed securities"). Payments of principal and interest on the underlying loans are passed through to the holders of asset-backed securities over the life of the securities. Some asset-backed securities may be subject to early prepayment of principal, which can be expected to accelerate during periods of declining interest rates. Such prepayments can usually be reinvested only at the lower yields then prevailing in the market. Therefore, during periods of declining interest rates, asset-backed securities are less likely than other fixed-income obligations to appreciate in value and less effective at locking in a particular yield. On the other hand, asset-backed securities are subject to substantially the same risk of depreciation during periods of rising interest rates as other fixed-income securities.

     SECURITIES LENDING -- Certain Portfolios may from time to time lend securities to banks, brokers and dealers and receive as collateral cash or securities issued or guaranteed by the U.S. government or its agencies, or any combination thereof, which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Such loans are not made if as a result the aggregate of all outstanding loans exceeds 33 1/3% of the value of the Portfolio's total assets. A Portfolio will continue to be entitled to the interest payable on the loaned securities and will either receive as income a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. The terms of such loans will provide that they are terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. A Portfolio will have the right to regain record ownership of loaned securities in order to exercise voting and other beneficial rights. A Portfolio may pay reasonable fees in connection with arranging such loans.


     DOLLAR ROLLS -- The Corporate Bond, Global Bond, Balanced/Phoenix Investment Counsel, SunAmerica Balanced and Asset Allocation Portfolios may enter into "dollar rolls" in which the Portfolio sells mortgage or other asset-backed securities ("Roll Securities") for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the Roll Securities. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The Portfolios will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of each Portfolio's borrowings and other senior securities. Because "roll" transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.



     Dollar rolls involve certain risks including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument which the Portfolio is required to repurchase may be worth less than an instrument which the Portfolio originally held. Successful use of dollar rolls will depend upon the Adviser's or Subadviser's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.



     SHORT-TERM DEBT SECURITIES -- Debt securities maturing within one year of date of the purchase include (1) commercial bank obligations (certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (2) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations), (3) commercial paper (short-term notes with maturities of up to 9 months issued by corporations or governmental bodies), (4) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less), and (5) adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.



     ZERO-COUPON, PAY-IN-KIND AND DEFERRED INTEREST BONDS -- The Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, Balanced/Phoenix Investment Counsel, SunAmerica Balanced, Asset Allocation and Venture Value Portfolios may invest in zero-coupon bonds and deferred interest bonds. In addition, the Corporate Bond, High-Yield Bond and Worldwide High Income Portfolios may invest in pay-in-kind securities. Zero-coupon, deferred interest and capital appreciation bonds are debt obligations which are issued at a significant discount from face value that do not entitle the holder to any payment of interest prior to maturity or a specified commencement or redemption date (or cash payment date). The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the computed market rate for the security at the time of issuance. While zero-coupon bonds do not require any periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Such investments experience greater volatility in market value due to changes in interest rates than do debt obligations, which provide for regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under unfavorable circumstances to satisfy the Portfolio's distribution obligations.



     REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements, under which the Portfolio buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the Portfolio to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain collateral with the Trust's custodian equal to at least 102% of the repurchase price, including accrued interest, as monitored daily by the Adviser or applicable Subadviser. A Portfolio only will enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser or applicable Subadviser, subject to the oversight of the Board of Trustees. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Portfolio may be delayed or limited.


     REVERSE REPURCHASE AGREEMENTS -- The Cash Management, Corporate Bond, High-Yield Bond, Worldwide High Income, Utility, SunAmerica Balanced, Federated Value and Aggressive Growth Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security subject to the right and obligation to repurchase such security. The Portfolio then invests the proceeds from the transaction in another obligation in which the Portfolio is authorized to invest. In order to minimize any risk involved, the Portfolio maintains in a segregated account with the custodian cash, cash equivalents or liquid high grade debt securities equal in value to the repurchase price.


     ILLIQUID SECURITIES -- Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, interest-rate and currency swaps, caps, floors and collars. For this purpose, not all securities which are restricted are deemed to be illiquid. For example, restricted securities which the Board of Trustees, or the Adviser (or Subadviser, as the case may be) pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the Securities Act of 1933, as amended, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to Section 4(2) thereof, will not be deemed to be illiquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement which by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. Subject to the applicable limitation on illiquid securities investments, a Portfolio may acquire securities issued by the U.S. government, its agencies or instrumentalities in a private placement. See "Illiquid Securities" in the Statement of Additional Information for a further discussion of investments in such securities.


     FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS -- Each Portfolio may purchase securities on a firm commitment, when-issued or delayed-delivery basis. Firm commitment agreements and when-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. While a Portfolio will only purchase securities on a when-issued or delayed-delivery basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable to do so. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. A Portfolio will maintain in a segregated account liquid assets having a value equal to or greater than the Portfolio's purchase commitments. The Portfolio will likewise segregate liquid assets with respect to securities sold on a delayed-delivery basis.



     INTEREST-RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS -- In order to protect the value of the Corporate Bond, Global Bond and Asset Allocation Portfolios from interest rate fluctuations and to hedge against fluctuations in the fixed-income market in which the Portfolio's investments are traded, the Portfolios may enter into interest-rate swaps and mortgage swaps or purchase or sell interest-rate caps, floors or collars. A Portfolio will enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Global Bond Portfolio may also enter into interest-rate swaps for non-hedging purposes. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. Since interest-rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. The Portfolios will only enter into interest-rate swaps on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

     Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

     The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

     The Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or is determined to be of equivalent quality by the applicable Subadviser.


     STRUCTURED SECURITIES -- The Global Bond Portfolio may invest in structured notes, bonds or debentures, the value of the principal of and/or interest on which is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.



     BORROWING AND OTHER FORMS OF LEVERAGE -- The Worldwide High Income and Aggressive Growth Portfolios are authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of their total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, and may use the proceeds of the borrowing for investment purposes, to pay dividends or for other temporary purposes. Borrowing creates leverage which is a speculative characteristic. Although a Portfolio is authorized to borrow, it will do so only when the Adviser or Subadviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. The Portfolios expect that all of their borrowing will be made on a secured basis. The Portfolios' custodian will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable subcustodian. If assets used to secure a borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.


     Each of the other Portfolios is authorized to borrow up to 33 1/3% of total assets from banks for temporary purposes. Such other Portfolios may not purchase any additional securities while the value of its borrowings exceeds 5% of its total assets.


     Notwithstanding the foregoing, pursuant to California Department of Insurance borrowing guidelines, the Worldwide High Income and Aggressive Growth Portfolios may each only borrow up to 10% of its net assets for investment purposes and each Portfolio may only borrow up to 25% of its net assets for temporary or emergency purposes.


     RISKS AND CONSIDERATIONS APPLICABLE TO INVESTMENT IN SECURITIES OF FOREIGN ISSUERS -- Elements of risk and opportunity when investments in foreign issuers are made include trade imbalances and related economic policies; currency fluctuations; foreign exchange control policies; expropriation or confiscatory taxation; limitation on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their industries; and other specific local political and economic considerations. Foreign companies and foreign investment practices are generally not subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those of U.S. companies. There may be less information publicly available about foreign companies. Investment decisions made in the context of the Portfolios' objectives and policies involve the evaluation of opportunities and risks presented by probable future currency relationships, especially during periods of broad adjustments in such relationships.

     With respect to its non-U.S. holdings, pursuant to California Department of Insurance diversification guidelines, a Portfolio will invest in securities with issuers located in at least five different foreign countries at all times with no country representing more than 20% of the Portfolio's non-U.S. assets. However, this minimum number of countries is reduced to four when foreign country investments comprise less than 80% of the Portfolio's net assets; to three countries when less than 60% of net assets; to two countries when less than 40% of net assets; and to one when less than 20% of net assets.

     An additional 15% of a Portfolio's non-U.S. assets may be invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. This policy is not deemed a fundamental policy and therefore may be changed without shareholder approval.


     Investment may be made from time to time in issuers domiciled in, or governments of, developing countries as well as developed countries. Although there is no universally accepted definition, a developing or emerging market country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries; however, such markets can provide higher rates of return to investors. The risks described above with respect to investment in foreign securities generally may be exacerbated with respect to investments in developing or emerging countries.


     The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events which could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio's non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

     Additional costs could be incurred in connection with a Portfolio's foreign investment activities. Foreign brokerage commissions are generally higher than in the U.S. and a Portfolio will bear certain expenses in connection with its foreign currency transactions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances including bankruptcy, ability to recover lost assets, expropriation, nationalization, record access, etc.) may be associated with the maintenance of assets in foreign jurisdictions.


     OPTIONS ON SECURITIES AND SECURITIES INDICES -- Each Portfolio may write
(sell) covered call and put options on any securities in which it may invest. All call options written by each Portfolio are covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding. All put options written by each Portfolio are covered, which means that the Portfolio would have deposited with its custodian cash, U.S. government securities or other high-grade liquid debt securities with a value at least equal to the exercise price of the put option. A Portfolio may also write call and put options on any securities index composed of securities in which it may invest. A Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest.



     Each Portfolio may purchase and write options on the yield "spread," or yield differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. All yield curve options written by a Portfolio will be covered in the manner described above.

     There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of the underlying securities. In a closing purchase or sale transaction, a Portfolio acquires a position that offsets and cancels an option position then held by the Portfolio.



     A Portfolio may purchase and sell both options that are traded (i) on U.S. exchanges, (ii) on foreign exchanges and (iii) over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the U.S. Securities and Exchange Commission ("SEC") changes its position, each Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities. However, for options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the SEC staff.



     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to increase total return involves the risk of loss if the Adviser or Subadviser is incorrect in its expectations of fluctuations in securities prices or interest rates. The successful use of puts for hedging purposes depends in part on the ability of the Adviser or Subadviser to predict future price fluctuations and the degree of correlation between the options and securities markets. A Portfolio pays brokerage commissions or spreads in connection with its options transactions. The writing of options could significantly increase portfolio turnover rate of a Portfolio and, therefore, associated brokerage commissions or spreads.


     FUTURES CONTRACTS AND OPTIONS THEREON -- Futures contracts may be based on various securities (including U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. The purchases of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing covered call options on securities and indices.


     In addition, subject to regulations promulgated by the Commodity Futures Trading Commission, a Portfolio may engage in futures transactions for non-hedging purposes. For example, futures strategies can be used to manage the average duration of a Portfolio. To shorten the average duration of a Portfolio, the Portfolio may sell a futures contract or a call option thereon, or purchase a put option on that futures contract; to lengthen the average duration of a Portfolio, the Portfolio may buy a futures contract or a call option thereon.



     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit in a segregated account with the Trust's custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.


     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. The loss incurred by a Portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

     In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is also likely to fluctuate as a result of independent factors not related to currency fluctuations. Therefore, perfect correlation between a Portfolio's futures positions and portfolio positions will be impossible to achieve.

     Investment in futures contracts or options thereon may also involve liquidity risks due, for example, to exchange-imposed daily trading limits that would prevent the Portfolio from liquidating an unfavorable position. See the Statement of Additional Information concerning futures and options contracts.


     FOREIGN CURRENCY TRANSACTIONS -- Currency exchange rate fluctuations are a major area of risk and opportunity for the Global Bond, Worldwide High Income, Global Equities, and International Diversified Equities Portfolios, and is of some risk to the other Portfolios. Each Portfolio has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts. Each may also purchase and sell exchange-traded futures contracts relating to foreign currency and purchase and sell put and call options on currencies and futures contracts. A significant portion of the Portfolios' currency transactions will be over-the-counter transactions.



     Each Portfolio may enter into forward foreign currency exchange contracts to reduce the risks of fluctuations in exchange rates; however, these contracts cannot eliminate all such risks and do not eliminate fluctuations in the prices of the Portfolio's portfolio securities. For example, purchasing (selling) a currency forward limits a Portfolio's exposure to risk of loss from a rise (decline) in the U.S. dollar value of the currency, but also limits its potential for gain from a decline (rise) in the currency's U.S. dollar value.



     Each Portfolio may purchase and write put and call options on currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of option transactions, however, the writing of an option on currency will constitute only a partial hedge, up to an amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.



     Each Portfolio, other than the Global Bond, Worldwide High Income, Global Equities and International Diversified Equities Portfolios, will not speculate in currency contracts or options; that is, they will not engage in such transactions involving an amount of currency in excess of i) the market value of the securities denominated in that currency which it owns or has committed to purchase or anticipates purchasing, or ii) current or anticipated payment obligations in that currency. The Global Bond, Worldwide High Income, Global Equities and International Diversified Equities Portfolios may, however, enter into forward foreign currency exchange contracts, currency options and currency swaps for non-hedging purposes when the Subadviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities or are not included in the Portfolio. Each Portfolio may use currency contracts and options to cross-hedge, which involves selling or purchasing instruments on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. To limit any leverage in connection with currency contract transactions involving the purchase of currency, each Portfolio will segregate liquid assets such as cash, U.S. government securities or other appropriate high-grade obligations in an amount sufficient to meet its payment obligations in these transactions. Initial margin deposits made in connection with currency futures transactions or premiums paid for currency options traded over-the-counter or on a commodities exchange may each not exceed 5% of each Portfolio's total assets. See the Statement of Additional Information for more information regarding foreign currency transactions.

     The Global Bond, Worldwide High Income, Asset Allocation, Global Equities and International Diversified Equities Portfolios may enter into currency swaps. Currency swaps involve the exchange by the Portfolio with another party of their respective rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Subadviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the respective Portfolio would be less favorable than it would have been if this investment technique were not used.



     WARRANTS -- Certain Portfolios may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration.



     INVERSE FLOATERS -- The Corporate Bond and Asset Allocation Portfolios may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.


                                   MANAGEMENT

     The Trust's Board of Trustees is responsible for the overall supervision of the operations of the Trust and performs various duties imposed on trustees of investment companies by the 1940 Act. The Board has retained others to provide certain services to the Trust.

     INVESTMENT ADVISER -- The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements described below, the Subadvisers to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a Subadviser. The individual Portfolio Managers for both the Adviser and Subadvisers are identified in the "Portfolio Management" subsection of this section.

     SAAMCo, located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, is a corporation organized in 1982 under the laws of the State of Delaware. SAAMCo is an indirect, wholly owned subsidiary of Anchor National Life Insurance Company, which is an indirect subsidiary of SunAmerica Inc., an investment grade financial services company which has total capital of approximately $1.8 billion. SAAMCo is engaged in providing investment advice and management services to the Trust, other mutual funds and private accounts. As of November 30, 1995, SAAMCo and its affiliates managed, advised and/or administered assets of approximately $7.5 billion. SAAMCo provides investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and pays the compensation of certain officers of the Trust who are affiliated persons of SAAMCo.


     The annual rates of the investment advisory fees which apply to the Cash Management Portfolio are .55% on the first $100 million of Assets, .50% on the next $200 million and .45% on Assets over $300 million. The annual rates of the investment advisory fees which apply to the Corporate Bond Portfolio are .70% on the first $50 million of Assets, .60% on the next $100 million, .55% on the next $100 million and .50% on Assets over $250 million. The annual rates of the investment advisory fees which apply to both the Global Bond and Asset Allocation Portfolios are .75% on the first $50 million of Assets, .65% on the next $100 million, .60% on the next $100 million and .55% on Assets over $250 million. The annual rates of the investment advisory fees which apply to the High-Yield Bond Portfolio are .70% on the first $50 million of Assets, .65% on the next $100 million, .60% on the next $100 million, .55% on Assets over $250 million. The annual rate of the investment advisory fees which apply to each of the Worldwide High Income and International Diversified Equities Portfolios are 1.00%. The annual rates of the investment advisory fees which apply to the Utility and Federated Value Portfolios are .75% on the first $150 million of Assets, .60% on the next $350 million and .50% on Assets over $500 million. The annual rates of the investment advisory fees which apply to each of the Balanced/Phoenix Investment Counsel, SunAmerica Balanced, Growth-Income, Alliance Growth, and Growth/Phoenix Investment Counsel Portfolios are .70% on the first $50 million of Assets, .65% on the next $100 million, .60% on the next $150 million, .55% on the next $200 million, and .50% on Assets over $500 million. The annual rates of the investment advisory fees which apply to the Provident Growth Portfolio are .85% on the first $50 million of Assets, .80% on the next $100 million, .70% on the next $100 million, .65% on the next $100 million and .60% on Assets over $350 million. The annual rates of the investment advisory fees which apply to the Venture Value Portfolio are .80% on the first $100 million of Assets, .75% on the next $400 million and .70% on Assets over $500 million. The annual rates of the investment advisory fees which apply to the Aggressive Growth Portfolio are
 .75% on the first $100 million of Assets, .675% on the next $150 million, .625% on the next $250 million and .60% on Assets over $500 million. The annual rate of the investment advisory fees which apply to the Global Equities Portfolio are
 .90% on the first $50 million of Assets, .80% on the next $100 million, .70% on the next $150 million and .65% of Assets over $300 million.



     For the fiscal year ended November 30, 1995, the following Portfolios paid to SAAMCo a fee equal to the following percentage of average daily net assets:
Cash Management Portfolio -- .55%, High-Yield Bond Portfolio -- .69%, Growth-Income Portfolio -- .67%, Alliance Growth Portfolio -- .68%, Growth/Phoenix Investment Counsel Portfolio -- .67%, Provident Growth
Portfolio -- .83%, Global Equities Portfolio -- .83%, Corporate Bond
Portfolio -- .70%, Global Bond Portfolio -- .75%, Asset Allocation
Portfolio -- .68%, Worldwide High Income Portfolio -- 1.00%, International Diversified Equities Portfolio -- 1.00%, Balanced/Phoenix Investment Counsel Portfolio -- .70% and Venture Value Portfolio -- .79%.



     The term "Assets" means the average daily net assets of the Portfolio. The investment advisory fees are accrued daily and paid monthly.


     SUBADVISERS -- The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.


     The subadviser for the Alliance Growth, Growth-Income and Global Equities Portfolios is Alliance Capital Management L.P. Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105.



     Alliance is a major international investment manager, supervising client accounts with assets totalling over $147.6 billion as of November 30, 1995. Alliance serves its clients, who primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems, with a staff of more than 1,400 employees. Alliance has five U.S. offices and its subsidiaries have nine offices outside the U.S. The 50 registered investment companies managed by Alliance, comprising 104 separate investment portfolios, currently have over 1 million shareholders. As of November 30, 1995, Alliance was retained as an investment manager of employee benefit fund assets for 29 of the Fortune 100 companies.



     The portion of the annual investment advisory fees received by SAAMCo which is paid to Alliance with respect to the Alliance Growth Portfolio and the Growth-Income Portfolio is .35% on the first $50 million of Assets, .30% on the next $100 million, .25% on the next $150 million, .20% on the next $200 million and .15% on Assets over $500 million; and, with respect to the Global Equities Portfolio, .50% on the first $50 million of Assets, .40% on the next $100 million, .30% on the next $150 million and .25% on Assets over $300 million.


     For the fiscal year ended November 30, 1995, SAAMCo paid to Alliance, with respect to each Portfolio subadvised by Alliance, a fee equal to the following percentage of average daily net assets: Alliance Growth Portfolio -- .33%, Growth-Income Portfolio -- .32%, and Global Equities Portfolio -- .43%.


     The subadviser of the Venture Value Portfolio is Davis Selected Advisers, L.P., 124 East Marcy Street, Sante Fe, New Mexico 87501. Venture Advisers, Inc. is the sole General Partner of the limited partnership, which, in turn, is controlled by Shelby M.C. Davis. Davis Selected provides advisory services to other investment companies. As of November 30, 1995, Davis Selected had $4 billion of assets under management.

     The portion of the annual investment advisory fee received by SAAMCo which is paid to Davis Selected with respect to the Venture Value Portfolio is .45% on the first $100 million of Assets, .40% on the next $400 million and .35% on Assets over $500 million. For the fiscal year ended November 30, 1995, SAAMCo paid to Davis Selected, with respect to the Venture Value Portfolio, a fee equal to .44% of the Portfolio's average daily net assets.



     The subadviser for the Corporate Bond, Federated Value and Utility Portfolios is Federated Investment Counseling, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated is a wholly owned subsidiary of Federated Investors, and together with other subsidiaries of Federated Investors serves as investment adviser to a number of investment companies and private accounts. With over $80 billion invested across more than 260 funds under management and/or administration as of March 1, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States.



     The portion of the annual investment advisory fees received by SAAMCo which is paid to Federated with respect to the Corporate Bond Portfolio is .30% on the first $25 million of Assets, .25% on the next $25 million, .20% on the next $100 million and .15% on Assets over $150 million; and with respect to each of the Federated Value and Utility Portfolios is .55% on the first $20 million of Assets, .35% on the next $30 million, .25% on the next $100 million, .20% on the next $350 million and .15% on Assets over $500 million.



     The subadviser for the Asset Allocation Portfolio is GSAM, a separate operating division of Goldman, Sachs & Co. Prior to June 3, 1996, GSAM also served as the subadviser for the Corporate Bond Portfolio. The subadviser for the Global Bond Portfolio is GSAM-International, an affiliate of Goldman, Sachs & Co. Goldman, Sachs & Co. is a Delaware limited partnership with its principal offices at 85 Broad Street, New York, New York 10004.


     GSAM serves a wide range of clients including private and public pension funds, endowments, foundations, banks, thrifts, insurance companies, corporations, and private investors and family groups. The asset management services are divided into the following areas: institutional fixed-income investment management; global currency management; institutional equity investment management; fund management; money market mutual fund management and administration; and private asset management. As of November 30, 1995, GSAM, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $54.6 billion in assets.

     GSAM-International was organized in 1990 as a company with limited liability under the laws of England. It is authorized to conduct investment advisory business in the United Kingdom as a member of the Investment Management Regulatory Organisation Limited, a United Kingdom self-regulatory organization.

     GSAM and GSAM-International are able to draw on the research and market expertise of Goldman, Sachs & Co. in making investment decisions for the Portfolios for which they act as Subadviser. In performing their subadvisory services, GSAM and GSAM-International, while remaining ultimately responsible for the management of the Portfolio, are able to draw upon the research and expertise of their affiliate offices, for portfolio decisions and management with respect to certain portfolio securities.


     The portion of the annual investment advisory fees received by SAAMCo which is paid to GSAM with respect to the Asset Allocation Portfolio is .40% on the first $50 million of Assets, .30% on the next $100 million, .25% on the next $100 million and .20% on Assets over $250 million.



     For the fiscal year ended November 30, 1995, SAAMCo paid to GSAM, with respect to the Asset Allocation Portfolio, a fee equal to .33% of the Portfolio's average daily net assets; and with respect to the Corporate Bond Portfolio, a fee equal to .35% of the Portfolio's average daily net assets.



     The portion of the annual investment advisory fees received by SAAMCo which is paid to GSAM-International with respect to the Global Bond Portfolio is .40% on the first $50 million of Assets, .30% on the next $100 million, .25% on the next $100 million and .20% on Assets over $250 million. For the fiscal year ended November 30, 1995, SAAMCo paid to GSAM-International, with respect to the Global Bond Portfolio, a fee equal to .40% of the Portfolio's average daily net assets.



     The subadviser of the International Diversified Equities and Worldwide High Income Portfolios is Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, New York 10020. MSAM is a wholly owned subsidiary of Morgan Stanley Group Inc., and provides a broad range of portfolio management services to customers in the United States and abroad. As of November 30, 1995, MSAM, together with its affiliated investment management companies, had approximately $55.2 billion of assets under management (inclusive of assets under fiduciary advisory control).

     The portion of the annual investment advisory fee received by SAAMCo which is paid to MSAM with respect to each of the International Diversified Equities and Worldwide High Income Portfolios is .65% on Assets up to $350 million and
 .60% on Assets thereafter. For the fiscal year ended November 30, 1995, SAAMCo paid to MSAM, with respect to the International Diversified Equities Portfolio and Worldwide High Income Portfolio, a fee equal to .65% of each Portfolio's average daily net assets.



     The subadviser of the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios is Phoenix Investment Counsel, Inc., a subsidiary of Phoenix Duff & Phelps Corp. Phoenix is located at One American Row, Hartford, Connecticut 06115-250. Phoenix was originally organized in 1932 as John P. Chase, Inc. and has been engaged in the management of mutual funds since 1958. As of November 30, 1995, Phoenix had over $23.6 billion in total assets under management for all its clients.



     The portion of the annual investment advisory fees received by SAAMCo which is paid to Phoenix with respect to each of the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios is .35% on the first $50 million of Assets, .30% on the next $100 million; .25% on the next $150 million;
 .20% on the next $200 million and .15% on Assets over $500 million. For the fiscal year ended November 30, 1995, SAAMCo paid to Phoenix, with respect to the Growth/Phoenix Investment Counsel Portfolio, a fee equal to .32% of the Portfolio's average daily net assets. For the fiscal year ended November 30, 1995, SAAMCo paid to Phoenix, with respect to the Balanced/Phoenix Investment Counsel Portfolio, a fee equal to .35% of the Portfolio's percentage average daily net assets.



     The subadviser of the Provident Growth Portfolio is Provident Investment Counsel, Inc., an autonomous wholly owned subsidiary of United Asset Management Corporation, a financial services holding company. Provident was originally formed as an investment partnership in 1951. Its address is 300 North Lake Avenue, Pasadena, California 91101. As of November 30, 1995, total assets under management for all clients was $18 billion.



     The portion of the annual investment advisory fees received by SAAMCo which is paid to Provident with respect to the Provident Growth Portfolio is .50% on the first $50 million of Assets, .45% on the next $100 million, .35% on the next $100 million, .30% on the next $100 million and .25% on Assets over $350 million. For the fiscal year ended November 30, 1995, SAAMCo paid to Provident, with respect to the Provident Growth Portfolio, a fee equal to .48% of the Portfolio's average daily net assets.



     PORTFOLIO MANAGEMENT -- The following individuals are primarily responsible for the day-to-day management of the particular Portfolios as indicated below.



     P. Christopher Leary has served as the portfolio manager of the CASH MANAGEMENT PORTFOLIO since the inception date of February 9, 1993. Mr. Leary is a Senior Vice President of SAAMCo and has been a portfolio manager with the firm since 1990. Mr. Leary is assisted by John J. DiVito who has been with SAAMCo since November of 1994.



     Joseph M. Balestrino serves as co-portfolio manager of the CORPORATE BOND PORTFOLIO. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of Federated Advisers since 1995. Mr. Balestrino is a Chartered Financial Analyst.



     Mark E. Durbiano serves as co-portfolio manager of the CORPORATE BOND PORTFOLIO. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of Federated Advisers since January 1996. Mr. Durbiano is a Chartered Financial Analyst.



     Stephen Fitzgerald served as a portfolio manager for the GLOBAL BOND PORTFOLIO since the inception date of July 1, 1993 and is now the sole portfolio manager. Mr. Fitzgerald is Vice President in the London office, and joined GSAM-International in 1992. Prior to 1992, he spent two years managing multi-currency, fixed-income and balanced portfolios at Invesco MIM Limited where he was a senior member of the derivative products group.


     Howard B. Udis has served as the portfolio manager of the HIGH-YIELD BOND PORTFOLIO since August 14, 1995. Mr. Udis has been an assistant portfolio manager with SAAMCo since January 1993 and an assistant portfolio manager of the Portfolio since February 9, 1993. Previously, Mr. Udis was a portfolio manager with Value Line, Inc.

     Robert Angevine and Paul Ghaffari have served as co-portfolio managers of the WORLDWIDE HIGH INCOME PORTFOLIO since the inception date of October 28, 1994. Mr. Angevine is a principal of Morgan Stanley & Co. Incorporated and a portfolio manager for high yield investments. He has been with the firm since 1988. Mr. Ghaffari is also a principal of Morgan Stanley and a portfolio manager with Morgan Stanley Asset Management Inc. He has been with the firm since 1983.


     Christopher H. Wiles serves as co-portfolio manager of the UTILITY PORTFOLIO. Mr. Wiles joined Federated Investors in 1990 and has been a Vice President of Federated Advisers since 1992. Mr. Wiles is a Chartered Financial Analyst.



     Linda A. Duessel serves as co-portfolio manager of the UTILITY PORTFOLIO. Ms. Duessel joined Federated Investors in 1991, and has been a Vice President of Federated Advisers since 1995. Ms. Duessel is a Certified Public Accountant and a Chartered Financial Analyst.


     C. Edwin Riley, Jr. has served as the portfolio manager of the BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO since November 17, 1995. Prior to joining Phoenix Investment Counsel in August 1995, Mr. Riley held the position of Senior Vice President and Director of Equity Management at Nationsbank Investment Management.


     Stanton J. Feeley serves as the portfolio manager for the SUNAMERICA BALANCED PORTFOLIO. Mr. Feeley is an Executive Vice President of SAAMCo and serves as the firm's Chief Investment Officer. Mr. Feeley has 31 years experience in the investment industry, including experience in institutional sales management, and has been with the firm since 1992.


     Mitchell E. Cantor has served as a co-portfolio manager for the equity portion of the ASSET ALLOCATION PORTFOLIO since the inception date of July 1, 1993. Mr. Cantor is a Vice President of GSAM and joined the company in 1991.

     Ronald E. Gutfleish has served as a co-portfolio manager for the equity portion of the ASSET ALLOCATION PORTFOLIO since February 1, 1995. Mr. Gutfleish is a Vice President of GSAM, which he joined in 1993. Prior to 1993, he was a principal of Sanford C. Bernstein & Co., Inc. in its Investment Management Research Department.


     Theodore T. Sotir has served as co-portfolio manager for the fixed-income portion of the ASSET ALLOCATION PORTFOLIO since its inception date of July 1, 1993. Mr. Sotir is a Vice President of GSAM, where he joined the Funds Group in 1993 after working as a portfolio manager at Fidelity Management Trust Company.



     Jonathan A. Beinner has served as co-portfolio manager for the fixed-income portion of the ASSET ALLOCATION PORTFOLIO since its inception date of July 1, 1993. Mr. Beinner is a Vice President of GSAM, where he joined the Funds Group in 1990.



     Richard C. Lucy has served as co-portfolio manager for the fixed-income portion of the ASSET ALLOCATION PORTFOLIO since its inception date of July 1, 1993. Mr. Lucy is a Vice President of GSAM, where he joined the Funds Group in 1992 after spending nine years managing fixed-income assets at Brown Brothers Harriman & Co.


     Michael R. Baldwin and Bruce W. Calvert have served as co-portfolio managers for the GROWTH-INCOME PORTFOLIO since the inception date of February 9, 1993. Mr. Baldwin is a Vice President of Alliance Capital Management and joined the company in 1989 after completing an S.M. in Management at the Massachusetts Institute of Technology and a subsequent year as a research associate at the Harvard Business School. Mr. Calvert is Vice Chairman and Chief Investment Officer, and joined Alliance Capital Management in 1973.


     Stephen W. Pelensky has served as a co-portfolio manager for the GROWTH-INCOME PORTFOLIO since June 30, 1995. Mr. Pelensky is a Vice President of Alliance Capital Management and joined the company in 1994. Prior to joining Alliance Capital Management, Mr. Pelensky was a portfolio manager and analyst with Affinity Investments Advisors and BEA Associates.



     James G. Reilly has served as the portfolio manager for the ALLIANCE GROWTH PORTFOLIO since the inception date of February 9, 1993. Mr. Reilly is a Senior Vice President of Alliance Capital Management and joined the company in 1984.


     John T. Wilson has served as the portfolio manager of the GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO since January 1995. Mr. Wilson, is Vice President, Phoenix Investment Counsel, Inc., and also serves as portfolio manager, Common Stock, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life); Vice President, Phoenix Series Fund and Vice President, National Securities & Research Corporation. Mr. Wilson has held various positions with Phoenix Home Life since 1990.

     Jeffrey Miller has served as a portfolio manager for the PROVIDENT GROWTH PORTFOLIO since the inception date of February 9, 1993. Mr. Miller is a Managing Director of Provident Investment Counsel and has been with the company since 1972.

     George Handtmann has served as a portfolio manager for the PROVIDENT GROWTH PORTFOLIO since the inception date of February 9, 1993. Mr. Handtmann is a Managing Director of Provident Investment Counsel and has been with the company since 1981.

     Michael Powers has served as a portfolio manager for the PROVIDENT GROWTH PORTFOLIO since the inception date of February 9, 1993. Mr. Powers is a Senior Vice President with Provident Investment Counsel and has been with the company since 1989.


     Peter R. Anderson serves as co-portfolio manager of the FEDERATED VALUE PORTFOLIO. Mr. Anderson joined Federated Investors in 1972 as, and is presently, a Senior Vice President of Federated Advisers. Mr. Anderson is a Chartered Financial Analyst.



     Timothy E. Keefe serves as co-portfolio manager of the FEDERATED VALUE PORTFOLIO. Mr. Keefe joined Federated Investors in 1987, and has been a Vice President of Federated Advisers since 1995. Mr. Keefe is a Chartered Financial Analyst.



     Shelby M.C. Davis has served as a portfolio manager of the VENTURE VALUE PORTFOLIO since the inception date of October 28, 1994. Since 1968, Mr. Davis has been a director of Venture Advisers, Inc. and, as of May 1, 1994, its controlling stockholder.


     Christopher C. Davis has served as a portfolio manager of the VENTURE VALUE PORTFOLIO since October 1, 1995. Mr. Davis has been employed by Davis Selected Advisers, L.P. since September, 1989 as an assistant portfolio manager and research analyst.


     Audrey L. Snell serves as the portfolio manager for the AGGRESSIVE GROWTH PORTFOLIO. Ms. Snell is a Senior Vice President of SAAMCo and has been a portfolio manager with the firm since 1991.


     Kelly A. Morgan has served as the portfolio manager for the GLOBAL EQUITIES PORTFOLIO since the inception date of February 9, 1993. Ms. Morgan is a Vice President of Alliance Capital Management and joined the company in 1988.

     Barton Biggs has served as a co-portfolio manager for the INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO since the inception date of October 28, 1994. Mr. Biggs is Chairman and Chief Investment Officer of Morgan Stanley Asset Management Inc. and a Director of Morgan Stanley Group, Inc. He joined Morgan Stanley in 1973 as a General Partner and Managing Director and is a member of Morgan Stanley Group, Inc.'s Board of Directors and of the Management Committee.

     Francine Bovich and Ann Thivierge have served as co-portfolio managers for the INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO since July 1, 1995. Ms. Bovich is responsible for product development, portfolio management and communication of asset allocation strategy. She joined Morgan Stanley Asset Management Inc. as a Principal in 1993. Ms. Thivierge is a Vice President of Morgan Stanley Asset Management Inc. and has been with the company since 1986.

     CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT -- State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian, transfer agent and dividend paying agent. State Street maintains custody of the Trust's securities and cash and the records of each shareholder's account. State Street also performs other related shareholder service functions.

                        PORTFOLIO TURNOVER AND BROKERAGE

     All Portfolios effect portfolio transactions without regard to the length of time particular investments have been held. Under certain market conditions, the investment policies of the Portfolios may result in high portfolio turnover. The portfolio turnover rates for the Portfolios are contained in the section entitled "Financial Highlights." High portfolio turnover involves correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs that are borne directly by the Portfolio involved. Higher turnover rates reflect an increased rate of realization of gains and losses by the Portfolio, which would normally affect the taxable income of the Portfolio's shareholders. Where the shareholder is an insurance company separate account funding variable annuity contracts, qualified as such under the Internal Revenue Code of 1986, as amended ("Code"); however, the contractowners are not currently charged with such income or losses except to the extent provided under the Code (normally when distributions under the contracts are made). Corporate bonds and U.S. government securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.

     Broker-dealers involved in the execution of portfolio transactions on behalf of the Trust are selected on the basis of their professional capability and the value and quality of their services. In selecting such broker-dealers, the Adviser and Subadvisers will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets in which the security can be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions. The Adviser or a Subadviser also may select broker-dealers which provide it with research services and may cause a Portfolio to pay such broker-dealers commissions which exceed those which other broker-dealers may have charged, if in the Adviser's or Subadviser's view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Further, the Adviser or a Subadviser may effect portfolio transactions through broker-dealer affiliates of the Trust, Adviser or Subadvisers.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


     Under the Code each Portfolio is treated as a separate regulated investment company providing qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stocks or securities or certain foreign currencies (or options, futures or forward contracts thereon) held less than three months ("short-short gains"); provided, however, that foreign currency gains, including those derived from options, futures and forward contracts, will not, in any event, be characterized as short-short gains if they are directly related to the registered investment company's investments in stocks, options or futures thereon; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer to 5% of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities). Each Portfolio is intended to meet these qualification requirements.


     So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividend or capital gains dividends. It is the policy of each Portfolio to distribute to its shareholders substantially all of its ordinary income and net long-term capital gains realized during each fiscal year. All distributions are reinvested in shares of the Portfolio at net asset value unless the transfer agent is instructed otherwise.

     Each Portfolio of the Trust is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for tax purposes.

     See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                PRICE OF SHARES

     Shares of each Portfolio of the Trust are sold at the net asset value per share calculated once daily at the close of regular trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of the Portfolio's total assets, less liabilities, is divided by the total number of shares outstanding, and the result is the net asset value per share. Assets are generally valued at their market value, where available, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. For a complete description of the procedures involved in valuing various Trust assets, see the Statement of Additional Information.

                           PURCHASES AND REDEMPTIONS

     Shares of the Trust currently are offered only to the Variable Separate Account and FS Variable Separate Account, separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company, respectively. At present, Trust shares are used as the investment vehicle for annuity contracts only. The Life Companies may issue variable life contracts that also will use the Trust as the underlying investment. The offering of Trust shares to variable annuity and variable life separate accounts is referred to as "mixed funding." It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Trust simultaneously. Although neither the Life Companies nor the Trust currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of Trustees of the Trust, based upon information provided by the Life Companies, would monitor events in order to determine, should a material conflict arise, what action, if any, need be taken in response thereto. Shares of the Trust may be offered to separate accounts of other life insurance companies which are affiliates of the Life Companies.

     All shares may be purchased or redeemed by the separate accounts without any sales or redemption charge at the next computed net asset value. Purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

     Except in extraordinary circumstances and as permissible under the 1940 Act, the redemption proceeds are paid on or before the seventh day following the request for redemption.

                           SHAREHOLDER VOTING RIGHTS


     All shares of the Trust have equal voting rights and may be voted in the election of trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing trustees unless and until such time as fewer than a majority of the trustees holding office have been elected by shareholders. At that time, the trustees then in office will call a shareholders' meeting for the election of trustees. The trustees must call a meeting of shareholders for the purpose of voting upon the removal of any trustee when requested to do so by the record holders of 10% or more of the outstanding shares of the Trust. A trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees, provided that immediately after the appointment of any successor trustee, at least two-thirds of the trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of trustees can elect all the trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.



     A change in the fundamental investment restrictions of a Portfolio requires the vote of a "majority of the outstanding voting securities" of that Portfolio. This term is defined in the 1940 Act and explained in the Statement of Additional Information.

     In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a vote of that Portfolio even though: (1) the matter has not been approved by a vote of any other Portfolio; or (2) the matter has not been approved by a vote of the Trust as a whole.


     Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

                            INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP has been selected as independent accountants for the Trust.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries should be directed to Anchor National Life Insurance Company or First SunAmerica Life Insurance Company, Service Center, P.O. Box 54299, Los Angeles, California 90054-0299, telephone number (800) 445-7862. In New York, shareholders should call (800) 99-NYSUN.

                             FINANCIAL INFORMATION

     Further financial information can be found in the Statement of Additional Information, which is available upon written request to the Trust.

                      Statement of Additional Information





                            SUNAMERICA SERIES TRUST





      This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of
      SunAmerica Series Trust ("Trust").  Capitalized terms used herein but not defined have the meanings assigned to them in the
        Prospectus.  The Prospectus may be  obtained by writing to the
                       Trust at the following address:



                                 P.O. Box 54299
                       Los Angeles, California 90054-0299






                                 June ___, 1996

                               TABLE OF CONTENTS




TOPIC                                                                       PAGE
-----                                                                       ----
The Trust   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        B-2
Investment Objectives and Policies  . . . . . . . . . . . . . . . . .        B-3
Description of Commercial Paper and Bond Ratings  . . . . . . . . . .       B-18
Investment Restrictions   . . . . . . . . . . . . . . . . . . . . . .       B-22
Trust Officers and Trustees   . . . . . . . . . . . . . . . . . . . .       B-27
Investment Advisory and Management Agreement  . . . . . . . . . . . .       B-29
Subadvisory Agreements  . . . . . . . . . . . . . . . . . . . . . . .       B-32
Dividends, Distributions and Federal Taxes  . . . . . . . . . . . . .       B-35
Price of Shares   . . . . . . . . . . . . . . . . . . . . . . . . . .       B-35
Execution of Portfolio Transactions   . . . . . . . . . . . . . . . .       B-36
General Information   . . . . . . . . . . . . . . . . . . . . . . . .       B-41
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . .       B-43



                                   THE TRUST

         The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future.


         On August 30, 1994, the Board of Trustees of the Trust (the "Trustees") approved the creation of the Balanced/Phoenix Investment Counsel Portfolio, International Diversified Equities Portfolio, Worldwide High Income Portfolio and Venture Value Portfolio. On March 1, 1996, the Trustees approved the creation of the SunAmerica Balanced Portfolio, Aggressive Growth Portfolio, Federated Value Portfolio and Utility Portfolio. In addition, on March 1, 1996, the Trustees approved changing the name of the Fixed Income Portfolio to the Corporate Bond Portfolio, and such name change became effective on June 3, 1996. Prior to June 3, 1996, Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., served as subadviser for the Corporate Bond Portfolio (formerly, the Fixed Income Portfolio).


          Shares of the Trust are held by Variable Separate Account and FS Variable Separate Account, separate accounts of, respectively, Anchor National Life Insurance Company, an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. Anchor National Life Insurance Company and First SunAmerica Life Insurance Company are wholly owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation wholly owned by SunAmerica Inc., a Maryland corporation.

                       INVESTMENT OBJECTIVES AND POLICIES

The discussion below is intended to supplement the information contained in the Prospectus.

         CASH MANAGEMENT PORTFOLIO. The Cash Management Portfolio seeks to achieve its investment objective by investing in a diversified selection of money market instruments. The money market instruments that the Portfolio may invest in are as follows:

         Commercial Bank Obligations - Certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. The Cash Management Portfolio may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the Federal Deposit Insurance Corporation ("FDIC").

         Savings Association Obligations - Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Cash Management Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the FDIC.

         Commercial Paper - Short-term notes (up to 9 months) issued by corporations or governmental bodies. The Cash Management Portfolio may only purchase commercial paper judged by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and by Moody's Investors Service, Inc. ("Moody's"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Portfolio. (No more than 5% of the Cash Management Portfolio's assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% or $1 million may be invested in such securities of any one issuer.) See "Description of Commercial Paper and Bond Ratings" for a description of the ratings. The Cash Management Portfolio will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase. The commercial paper in which the Cash Management Portfolio may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Portfolio unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the Cash Management Portfolio attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Adviser, subject to the direction of the trustees, monitors on an ongoing basis, the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's and the Cash Management Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser has reason to believe that the borrower could not make timely repayment upon demand.

         Corporate Bonds and Notes - The Cash Management Portfolio may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Portfolio may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's. See "Description of Commercial Paper and Bond

         Ratings" for description of investment-grade ratings by Standard & Poor's and Moody's.

         WORLDWIDE HIGH INCOME PORTFOLIO. The following is additional disclosure relating to the Portfolio's investments:

         Loan Participations and Assignments. The Worldwide High Income Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Subadviser to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

         Structured Investments. The Worldwide High Income Portfolio may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

         The Portfolio's investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.


         Short Sales. Each Portfolio may make "short sales against the box." A short sale is effected by selling a security which the Portfolio does not own. A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales.


         ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements which have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer.

         In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. The Adviser or subadviser, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Adviser, or subadviser, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         The Cash Management Portfolio may invest in commercial paper issues which include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Cash Management Portfolio's 10% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees.
The Portfolio's Board of Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.


         REVERSE REPURCHASE AGREEMENTS. The Cash Management, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolios will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of cash, U.S. government securities or other liquid high grade debt obligations in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."


         FLOATING RATE OBLIGATIONS. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser considers floating rate obligations to be liquid investments because a number of United States and foreign securities dealers make active markets in these securities.

         COVERED OPTIONS.   Each Portfolio may write (sell) covered call and
put options on any securities in which it may invest. A Portfolio may purchase and write such options on securities that are listed on national domestic securities exchanges (and, for certain Portfolios, foreign securities exchanges) or traded in the over-the-counter market. A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Portfolio are covered, which means that a Portfolio will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

         A put option written by a Portfolio would obligate a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio would be covered, which means that the Portfolio would have deposited with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's or Standard & Poor's, or, if unrated, deemed by the Adviser or subadviser to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.


         PORTFOLIO STRATEGIES RELATED TO FOREIGN SECURITIES. Each Portfolio may engage in various portfolio strategies to reduce certain risks of their respective investments and/or to attempt to enhance return. Each Portfolio may engage in strategies including the purchase and sale of forward foreign currency exchange contracts, currency and financial index futures contracts (including, in the case of the Global Equities Portfolio, stock index futures) and options thereon, put and call options on currencies and financial indices, and combinations thereof. The Adviser or Subadviser will use such techniques as market conditions warrant. Each Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. New financial products and risk management techniques continue to be developed and these Portfolios may use these new investments and techniques to the extent consistent with their investment objective and policies.


         In addition to direct investment, the Portfolios which may invest in foreign securities may also invest in American Depositary Receipts ("ADRs") and in other Depositary Receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. A Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities. The Portfolios also may invest in securities denominated in European Currency Units ("ECUs"). Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. An "ECU" is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. The specific amount of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolios may invest in securities denominated in other currency "baskets."


         FOREIGN CURRENCY AND FINANCIAL INDEX TRANSACTIONS - FORWARD EXCHANGE AND FUTURES CONTRACTS, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Portfolio may enter into contracts for the purchase or sale for future delivery of foreign currencies ("forward currency exchange contracts"), financial and foreign currency futures contracts or contracts based on financial indices ("futures contracts") and may purchase and write put and call options to buy or sell currencies and to buy or sell futures contracts ("options on futures contracts").


         A forward foreign currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A "sale" of a foreign currency futures contract means entering into a contract to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a foreign currency futures contract means entering into a contract to acquire the foreign currencies called for by the contract at a specified price on a specified date.

         An exchange-traded futures contract relating to foreign currency, or a financial index, is similar to a forward foreign currency exchange contract but has a standardized size and exchange date. A Portfolio may either accept or make delivery of the currency at the maturity of such a contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

         Over-the-counter currency instruments are subject to the risk that the counterparty to such instruments will default on its obligations. Since over-the-counter currency instruments are not guaranteed by an exchange or clearinghouse, a default on the instrument would deprive the Portfolio of unrealized profits, transaction costs or the benefits of a currency hedge or force the Portfolio to cover its purchase or sale commitments, if any, at the current market price. A Portfolio will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Adviser or Subadviser.



         Each Portfolio may enter into futures contracts in anticipation of, or to protect against, fluctuations in currency exchange rates. A Portfolio might, for example, enter into a futures contract when it wanted to hold securities denominated in a particular currency but anticipated, and wished to be protected against, a decline in that currency against the U.S. dollar. Similarly, it might enter into futures contracts to "lock in" the U.S. dollar price of non-U.S. dollar denominated securities that it anticipated purchasing. Although futures contracts typically will involve the purchase and sale of a foreign currency against the U.S. dollar, a Portfolio also may enter into currency contracts not involving the U.S. dollar.


         In connection with these futures transactions, the Trust has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Trust from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, each Portfolio will observe certain CFTC guidelines with respect to its futures transactions that, among other things, require the Portfolio to use futures for bona fide "hedging" purposes only (as defined by CFTC rules), and, in the case of futures transactions for non-bona fide hedging purposes, to limit initial margin deposits to no more than 5% of its net assets after taking into account unrealized profits and unrealized losses on any such contracts entered into.
As evidence of this hedging intent, each of the Global Bond, High-Yield Bond, Worldwide High Income, Asset Allocation, Venture Value, Global Equities and International Diversified Equities Portfolios expect that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Portfolio to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets. In addition, subject to the limitation on margin deposits described above, a Portfolio may engage in futures transactions for non-bona fide hedging purposes, provided that the total value of such long futures positions will not exceed the sum of (a) cash or cash equivalents set aside in an identifiable manner for this purpose, (b) cash proceeds on existing investments due within 30 days and (c) accrued profits on such futures or options positions.


         Parties to futures contracts and holders and writers of options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and no Portfolio will trade options on futures on any exchange or board of trade unless, in the judgment of the Adviser or applicable Subadviser, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.


         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Portfolio were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to its position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related option positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


         In connection with the purchase of futures contracts, a Portfolio will deposit and maintain in a segregated account with the Trust's custodian an amount of cash, U.S. government securities or other liquid high grade debt securities equal to its obligations under the futures contracts less any amounts maintained in a margin account with the Trust's futures broker.



         OPTIONS - Each Portfolio may attempt to accomplish objectives similar to those involved in their use of futures contracts by purchasing or selling put or call options on currencies, currency futures contracts, and financial index futures (including, in the case of the Global Equities Portfolio, stock index futures). A foreign currency put option gives the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which a Portfolio anticipates purchasing securities.


         Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. A Portfolio will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

         An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

         Options on futures contracts to be written or purchased by a Portfolio will be traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions or exchange rates which otherwise might either adversely affect the value of a Portfolio's securities or adversely affect the prices of securities which a Portfolio intends to purchase at a later date.


         CERTAIN RISK FACTORS RELATING TO HIGH-YIELD BONDS.   The Corporate
Bond, High-Yield Bond, Worldwide High Income, Balanced/Phoenix Investment Counsel and Asset Allocation Portfolios may invest in high-yield bonds. These bonds present certain risks which are discussed below:


         Sensitivity to Interest Rate and Economic Changes - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

         Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

         Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

         CONVENTIONAL MORTGAGE PASS-THROUGH SECURITIES. Conventional mortgage pass-through securities ("Conventional Mortgage Pass-Throughs") represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage conduits ("REMIC") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

         The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs which in turn will ultimately evidence interests in mortgage loans.

         Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

         CERTAIN COLLATERALIZED MORTGAGE OBLIGATIONS. Principal and interest on the underlying mortgage assets may be allocated among the several classes of Collateralized Mortgage Obligations ("CMOs") in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates.
Thus no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.


         WARRANTS. The Corporate Bond, SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although certain of the Portfolios may not invest directly in warrants, such Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed-income and equity securities or securities to which warrants are attached.




                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

         COMMERCIAL PAPER RATINGS. Moody's employs the designations "P-1," "P-2" and "P-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated P-2 have a strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.


         Standard & Poor's ratings of commercial paper are graded into four categories ranging from A for the highest quality obligations to D for the lowest. A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated
with numbers  1, 2, and 3 to indicate the relative degree of safety.    A-1 -
This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 - Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         Duff & Phelps Rating Co. ("Duff & Phelps") commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1- to assist investors in recognizing those differences.

         Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound.
Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 - Satisfactory liquidity and other protection factors, qualify issue as investment grade.
Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 - Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 - Default.

         The short-term ratings of Fitch Investor Services, Inc. ("Fitch") apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows: F-1+ Exceptionally Strong Credit Quality - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 Very Strong Credit Quality -Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 Good Credit Quality - Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings. F-3 Fair Credit Quality - Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. F-5 Weak Credit Quality -Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. D Default - Issues assigned this rating are in actual or imminent payment default. LOC - The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

         Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

         CORPORATE DEBT SECURITIES. Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of these issues. Aa
- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater.
A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa - Medium grade obligations.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B - Generally lack characteristics of the desirable investment assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Speculative in a high degree; often in default or have other marked shortcomings. C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standings.

         Standard & Poor's rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong. AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.
BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C - Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicated the lowest degree of speculation and C the highest degree of speculative. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 - Reserved for income bonds on which no interest is being paid. D - In default and payment of interest and/or repayment of principal is in arrears.

         Fitch rates the long-term debt securities issued by various entities in categories "AAA" to "D" according to quality. AAA is considered to be investment grade and of the highest credit quality. The ability to pay interest and repay principal is exceptionally strong. AA is considered to be investment grade and of very high credit quality. The ability to pay interest and repay principal is very strong, although not quite as strong as AAA issues. A is considered to be investment grade and of high credit quality. The ability to pay interest and repay principal is strong, but these issues may be more vulnerable to adverse changes in economic conditions and circumstances than higher rated issues. BBB is considered to be investment grade and of satisfactory credit quality. The ability to pay interest and repay principal is adequate. These issues are more likely to be affected by adverse changes in economic conditions and circumstances and, therefore, impair timely payment. The likelihood that the ratings of these issues will fall below investment grade is higher than for issues with higher ratings. BB is considered speculative. The ability to pay interest and repay principal may be affected over time by adverse economic changes. B is considered highly speculative.
The probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC issues are considered to have certain identifiable characteristics which may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC issues are minimally protected and default in
payment of interest and/or principal seems probable over time.   Issues rated C
are in imminent default in payment of interest or principal. DDD, DD, and D issues are in default on interest and/or principal payments and are extremely speculative. Plus(+) and minus(-) signs are used with a rating symbol to indicate the relative position within the rating category.

         Duff & Phelps rates long-term debt specifically to credit quality, i.e., the likelihood of timely payment for principal and interest. AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus(+) or minus(-) designation which indicates where within the respective category the issue is placed.

         BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.


                            INVESTMENT RESTRICTIONS


         The Trust has adopted certain investment restrictions for each Portfolio that cannot be changed without approval by a majority of its outstanding voting securities. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolios present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolios.



            INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT PORTFOLIO


         The Cash Management Portfolio has adopted the following restrictions that are fundamental policies. These fundamental policies, as well as the Cash Management Portfolio's investment objective, cannot be changed without approval by a majority of its outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Portfolio may not:


         1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general Act of Congress.

         2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

         3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

         4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Portfolio's total assets would be so invested.

         5. Make loans to others except for the purchase of the debt securities listed above under its Investment Policies. The Portfolio may, however, enter into repurchase agreements.

         6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

         7.      Pledge or hypothecate its assets.

         8. Sell securities short except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

         9. Invest in puts, calls, straddles, spreads or any combination thereof.

         10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

         11. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

         Notwithstanding investment restriction Number 1 above, in order to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Cash Management Portfolio has adopted a more restrictive policy (which may be changed by the trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management Portfolio may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. The purchase by the Cash Management Portfolio of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of investment restriction Number 9 above.


            INVESTMENT RESTRICTIONS OF THE CORPORATE BOND PORTFOLIO, GLOBAL BOND PORTFOLIO, HIGH-YIELD BOND PORTFOLIO, WORLDWIDE HIGH
        INCOME PORTFOLIO, BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO,
           SUNAMERICA BALANCED PORTFOLIO, ASSET ALLOCATION PORTFOLIO,
         GROWTH-INCOME PORTFOLIO, AGGRESSIVE GROWTH PORTFOLIO, ALLIANCE
         GROWTH PORTFOLIO, GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO,
         PROVIDENT GROWTH PORTFOLIO, FEDERATED VALUE PORTFOLIO, VENTURE
       VALUE PORTFOLIO, UTILITY PORTFOLIO, GLOBAL EQUITIES PORTFOLIO AND
                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO



         The Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, Balanced/Phoenix Investment Counsel Portfolio, SunAmerica Balanced Portfolio, Asset Allocation Portfolio, Growth-Income Portfolio, Aggressive Growth Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Federated Value Portfolio, Venture Value Portfolio, Utility Portfolio, Global Equities Portfolio and International Diversified Equities Portfolio have each adopted the following investment restrictions that are fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the respective Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. These Portfolios may not:


         1. Other than the Global Bond, Worldwide High Income and International Diversified Equities Portfolios, invest more than 5% of the value of the total assets of a Portfolio in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

         2. As to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of an issuer. This restriction does not apply to the Global Bond, International Diversified Equities and Worldwide High Income Portfolios.


         3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the Utility Portfolio will invest at least 25% of its total assets in the securities of utility companies. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.


         4. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

         5. Purchase commodities or commodity contracts; except that any Portfolio may engage in transactions in put and call options on securities, indices and currencies, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest-rate, mortgage and currency swaps and interest-rate floors and caps.

         6. Invest in companies for the purpose of exercising control or management.


         7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; and (c) with respect to the Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, Balanced/Phoenix Investment Counsel, SunAmerica Balanced, Asset Allocation, Growth-Income, Aggressive Growth, Federated Value, Venture Value, Utility, Global Equities and International Diversified Equities Portfolios, the lending of its portfolio securities.



         8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of one-third of the value of a Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage. A Portfolio, other than the Worldwide High Income and Aggressive Growth Portfolios, will not purchase additional securities while the value of their borrowings exceeds 5% of its total assets. Notwithstanding the foregoing, the Worldwide High Income and Aggressive Growth Portfolios may borrow for investment purposes.

         9.      Purchase securities on margin.


         10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, the Corporate Bond, High-Yield Bond, Worldwide High Income SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios may pledge units in reverse repurchase agreements.



         11. Sell securities short except to the extent that a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short. This restriction does not preclude the segregation of assets by the Worldwide High Income Portfolio in connection with short sales of securities that it does not contemporaneously own or have the right to acquire without additional cost.



         12. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization); provided, however, that (a) the Global Equities Portfolio may purchase securities of a closed-end investment company, (b) to the extent permitted by applicable law and approved by the Trustees, the Asset Allocation and Global Bond Portfolios may invest uninvested cash balances in any money market fund for which their respective Subadvisers or any affiliate thereof acts as investment adviser, and (c) the Worldwide High Income, Balanced/Phoenix Investment Counsel, SunAmerica Balanced, Federated Value, Venture Value, Utility, International Diversified Equities and Aggressive Growth Portfolios may purchase securities of other investment companies; provided, however, that in each case (i) a Portfolio owns no more than 3% of the total outstanding voting stock of any investment company, (ii) no more than 5% of the value of a Portfolio's total assets are invested in securities of any investment company, and (iii) no more than 10% of such value is invested in investment companies in the aggregate.



         13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities. This restriction does not apply to the Worldwide High Income Portfolio.



         In addition to the foregoing, the Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, Balanced/Phoenix Investment Counsel, SunAmerica Balanced, Asset Allocation, Growth-Income, Aggressive Growth, Alliance Growth, Growth/Phoenix Investment Counsel, Provident Growth, Federated Value, Venture Value,

         Utility, Global Equities and International Diversified Equities Portfolios have each adopted a non-fundamental policy (which may be changed by the Trustees without shareholder approval) of not entering into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's total assets would be so invested.



                          TRUST OFFICERS AND TRUSTEES


         The Trustees and executive officers of the Trust, their ages and principal occupations for the past five years are set forth below. Each Trustee also serves as a trustee of the Anchor Pathway Fund. Unless otherwise noted, the address of each executive officer and trustee is 1 SunAmerica Center, Century City, Los Angeles, California 90067-6022.




                 Name, Age and Position(s)                          Principal Occupation(s) During Past Five Years
                                                                    -----------------------------------------------
                  Held with the Trust
                 --------------------
                 RICHARDS D. BARGER, 67, Trustee                    Senior Partner, Law Firm of Barger & Wolen; former
                                                                    Director, Anchor National Life Insurance Company ("Anchor
                                                                    National")(from 1980 to 1986).


                 FRANK L. ELLSWORTH, 52, Trustee                    President, the Independent Colleges of Southern California
                                                                    (1991-present;  President and Professor of Political
                                                                    Studies, Pitzer College (1979-1991).


                 GORDON F. HAMPTON, 83, Trustee                     Senior Partner, Law Firm of Sheppard, Mullin, Richter &
                                                                    Hampton (since 1938).

                 NORMAN J. METCALFE, 53, Trustee*                   Vice Chairman and Chief Financial Officer, The Irvine
                                                                    Company (March 1993 to Present); Executive Vice President
                                                                    (1986-1992) and Director (1984-1993), SunAmerica Inc.;
                                                                    formerly, President, SunAmerica Investments,
                                                                    Inc.(1988-1992); and  Executive Vice President and
                                                                    Director, Anchor National (1986-1992).

                 JAMES K. HUNT, 44, Trustee, Chairman and           Executive Vice President, SunAmerica Investments, Inc.
                 President*                                         (1993 to present); President, SunAmerica Corporate Finance
                                                                    (since January 1994); Senior Vice President, SunAmerica
                                                                    Investments Inc. (1990-1993).

                 SCOTT L. ROBINSON, 49, Senior Vice President,      Senior Vice President and Controller, SunAmerica Inc.
                 Treasurer and Controller                           (since 1991); Senior Vice President of Anchor National
                                                                    (since 1988); Vice President and Controller, SunAmerica

                                                                    Inc. (1986-1991), (joined SunAmerica Inc. in 1978)

                 SUSAN L. HARRIS, 38,                               Senior Vice President (since November 1995), Secretary
                 Vice President, Counsel and Secretary              (since 1989) and General Counsel (since December 1994),
                                                                    SunAmerica Inc.; Senior Vice President and Secretary,
                                                                    Anchor National (since 1990); Joined SunAmerica Inc. in
                                                                    1985.

                                                                    Vice President, SunAmerica Asset Management Corp., since
                 PETER C. SUTTON, 31                                September, 1994; Treasurer, SunAmerica Funds (since
                 Vice President                                     February, 1996) Controller, SunAmerica Funds (1993-1996);
                                                                    Assistant Controller, SunAmerica Funds (1990-1993).



-----------------
* A trustee who may be deemed to be an "interested person" of the Trust as that term is defined in the 1940 Act.



         The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of Anchor National Life Insurance Company or its affiliates. An annual fee of $7,000, plus $500 for each meeting attended, and expenses are paid to each Trustee who is not an officer or employee of Anchor National Life Insurance Company or its affiliates for attendance at meetings of the Board of Trustees. All other Trustees receive no remuneration from the Trust.



         The following table sets forth information summarizing the compensation of each of the Trustees for his services as Trustee for the fiscal year ended November 30, 1995.



                               COMPENSATION TABLE





-----------------------------------------------------------------------------------------------------------------
                                       AGGREGATE              PENSION OR RETIREMENT    TOTAL COMPENSATION FROM
                                       COMPENSATION FROM      BENEFITS ACCRUED AS      REGISTRANT AND FUND
 TRUSTEE                               REGISTRANT             PART OF FUND EXPENSES*   COMPLEX PAID TO TRUSTEES*
-----------------------------------------------------------------------------------------------------------------
 Richards D. Barger                    $7,000                            -             $20,000
-----------------------------------------------------------------------------------------------------------------
 Frank L. Ellsworth                    $7,000                            -             $20,000
-----------------------------------------------------------------------------------------------------------------
 Gordon F. Hampton                     $7,000                            -             $20,000
-----------------------------------------------------------------------------------------------------------------
 Norman J. Metcalfe                    $7,000                            -             $20,000
-----------------------------------------------------------------------------------------------------------------

* Information is as of November 30, 1995 for the two Funds in the complex which pay fees to these directors/trustees (the Trust and Anchor Pathway Fund).


                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT


         The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement with SunAmerica Asset Management Corp. to handle the management of the Trust and its day to day affairs.



         The Investment Advisory and Management Agreement (except with respect to the Venture Value, International Diversified Equities, Worldwide High Income, Balanced/Phoenix Investment Counsel, SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios) continues in effect from year to year, in accordance with its terms, unless terminated, and may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. With respect to the Venture Value, International Diversified Equities, Worldwide High Income and Balanced/Phoenix Investment Counsel Portfolios, the Agreement will continue in effect until September 16, 1996, unless terminated, and may be renewed from year to year thereafter in the manner set forth above. With respect to the SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios, the Agreement will continue in effect until __________, 1998, unless terminated, and may be renewed from year to year thereafter in the manner set forth above. The Agreement also provides that it may be terminated by either party without penalty upon 60 days' written notice to the other party. The Agreement provides for automatic termination upon assignment.



         The Investment Advisory and Management Agreement provides that the Adviser shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of the Adviser's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to Federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.


         Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.

         As compensation for its services, the Adviser receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio. This fee will be reduced to the extent necessary to comply with any applicable state expense limitations. Presently, the most restrictive expense limitation requires that the Trust's aggregate annual expenses (excluding interest, taxes and brokerage fees) shall not normally exceed 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of the remaining average net assets.


         The following table sets forth the total advisory fees received by the Adviser from each Portfolio pursuant to the Investment Advisory and Management Agreement for the fiscal years ended November 30, 1995, 1994 and 1993.



                                 ADVISORY FEES



-------------------------------------------------------------------------------------------------------
                  PORTFOLIO                           1995                  1994                 1993*
-------------------------------------------------------------------------------------------------------
 Cash Management                                    $438,400              $324,890              $63,788
-------------------------------------------------------------------------------------------------------
 Corporate Bond
 (formerly, Fixed Income)                           $144,546              $117,895              $17,489
-------------------------------------------------------------------------------------------------------
 Global Bond                                        $365,313              $291,574              $41,215
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 High-Yield Bond                                    $478,203              $390,246             $111,701
--------------------------------------------------------------------------------------------------------
 Worldwide High Income                              $143,765              $9,545**                n/a
--------------------------------------------------------------------------------------------------------
 Balanced/Phoenix
 Investment Counsel                                  $92,499               $745**                 n/a
--------------------------------------------------------------------------------------------------------
 Asset Allocation                                  $1,000,248             $547,474              $53,709
--------------------------------------------------------------------------------------------------------
 Growth-Income                                      $794,078              $475,666             $108,293
--------------------------------------------------------------------------------------------------------
 Alliance Growth                                    $635,979              $287,322              $53,308
--------------------------------------------------------------------------------------------------------
 Growth/Phoenix
 Investment Counsel                                 $835,634              $642,732             $164,746
--------------------------------------------------------------------------------------------------------
 Provident Growth                                   $785,809              $532,538             $142,566
--------------------------------------------------------------------------------------------------------
 Venture Value                                      $504,014              $1,592**                n/a
--------------------------------------------------------------------------------------------------------
 Global Equities                                   $1,185,831             $884,882             $102,011
--------------------------------------------------------------------------------------------------------
 International
 Diversified Equities                               $283,908              $10,202**               n/a
--------------------------------------------------------------------------------------------------------




  * For the period 2/9/93 (commencement of operations) through 11/30/93 ** For the period 10/28/94 (commencement of operations) through 11/30/94



         PERSONAL TRADING. The Trust and the Adviser have adopted a written Code of Ethics (the "Code") which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include:
(i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings,
(iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the Code by Access Persons of the Trust or any Subadviser during the quarter.



         The Subadvisers have adopted a written Code of Ethics, the provisions of which are materially similar to those in the Code, and have undertaken to comply with the provisions of the Code to the extent such provisions are more restrictive. Further, the Subadvisers report to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the Code by Access Persons of the Trust or any Subadviser.




                             SUBADVISORY AGREEMENTS


         Alliance Capital Management L.P. ("Alliance"), Goldman Sachs Asset Management ("GSAM"), a separate division of Goldman, Sachs & Co., Goldman Sachs Asset Management International, ("GSAM-International"), an affiliate of Goldman, Sachs & Co., Morgan Stanley Asset Management Inc., Phoenix Investment Counsel, Inc., Provident Investment Counsel, Inc., Davis Selected Advisers, L.P. and Federated Investment Counseling act as Subadvisers to certain of the Trust's Portfolios pursuant to various Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.



         The Adviser pays each Subadviser a monthly fee with respect to each Portfolio for which the Subadviser performs services, computed on average daily net assets, at the following annual rates:




-------------------------------------------------------------------------------------------------
SUBADVISER                   PORTFOLIO                            FEE
-------------------------------------------------------------------------------------------------
Alliance                     Alliance Growth and                  .35% on the first $50 million
                             Growth-Income Portfolios             .30% on the next $100 million
                                                                  .25% on the next $150 million
                                                                  .20% on the next $200 million
                                                                  .15% thereafter
                           ----------------------------------------------------------------------
                             Global Equities Portfolio            .50% on the first $50 million
                                                                  .40% on the next $100 million
                                                                  .30% on the next $150 million
                                                                  .25% thereafter
-------------------------------------------------------------------------------------------------
Davis Selected Advisers,     Venture Value Portfolio              .45% on the first $100 million
L.P.                                                              .40% on the next $400 million
                                                                  .35% thereafter
-------------------------------------------------------------------------------------------------
Federated Investment         Corporate Bond                       .30% on the first $25 million
Counseling                   Portfolio                            .25% on the next $25 million
                                                                  .20% on the next $100 million
                                                                  .15% thereafter
                           ----------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                             Federated Value and Utility          .55% on the first $20 million
                             Portfolios                           .35% on the next $30 million
                                                                  .25% on the next $100 million
                                                                  .20% on the next $350 million
                                                                  .15% thereafter
-------------------------------------------------------------------------------------------------
GSAM                         Asset Allocation Portfolio           .40% on the first $50 million
                                                                  .30% on the next $100 million
                                                                  .25% on the next $100 million
                                                                  .20% thereafter
-------------------------------------------------------------------------------------------------
GSAM- International          Global Bond Portfolio                .40% on the first $50 million
                                                                  .30% on the next $100 million
                                                                  .25% on the next $100 million
                                                                  .20% thereafter
-------------------------------------------------------------------------------------------------
Morgan Stanley Asset         International Diversified Equities   .65% on the first $350 million
Management Inc.              and Worldwide High Income            .60% thereafter
                             Portfolios
-------------------------------------------------------------------------------------------------
Phoenix Investment           Growth/Phoenix Investment Counsel    .35% on the first $50 million
Counsel                      and Balanced/Phoenix Investment      .30% on the next $100 million
                             Counsel Portfolios                   .25% on the next $150 million
                                                                  .20% on the next $200 million
                                                                  .15% thereafter
-------------------------------------------------------------------------------------------------
Provident Investment         Provident Growth Portfolio           .50% on the first $50 million
Counsel                                                           .45% on the next $100 million
                                                                  .35% on the next $100 million
                                                                  .30% on the next $100 million
                                                                  .25% thereafter
-------------------------------------------------------------------------------------------------



         The following table sets forth the fees paid to the Subadvisers for the fiscal years ended November 30, 1995, 1994 and 1993.




                                SUBADVISORY FEES




------------------------------------------------------------------------------------------------------------
        SUBADVISER                  PORTFOLIO                 1995              1994               1993
------------------------------------------------------------------------------------------------------------
                            Alliance Growth                 $306,832          $143,523           $26,654**
                          ----------------------------------------------------------------------------------
Alliance                    Growth-Income                   $379,671          $232,937           $52,638**
                          ----------------------------------------------------------------------------------
                            Global Equities                 $616,892          $467,441           $56,673**
------------------------------------------------------------------------------------------------------------
Davis Selected
Advisers, L.P.              Venture Value                   $281,866            $895*               n/a
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
GSAM                        Asset Allocation                $485,722          $275,339          $28,273***
                          ----------------------------------------------------------------------------------
                            Corporate Bond                   $72,273           $58,947           $8,745***
------------------------------------------------------------------------------------------------------------
GSAM
International               Global Bond                     $194,306          $155,506          $21,981***
------------------------------------------------------------------------------------------------------------
                            Growth/Phoenix
Phoenix                     Investment
Investment                  Counsel                         $399,134          $310,107           $82,113**
Counsel                   ----------------------------------------------------------------------------------
                            Balanced/
                            Phoenix Investment
                            Counsel                          $46,249            $372*               n/a
------------------------------------------------------------------------------------------------------------
Provident
Investment                  Provident
Counsel                     Growth                          $452,955          $310,398           $83,862**
------------------------------------------------------------------------------------------------------------
                            Worldwide High
Morgan Stanley              Income                           $93,447           $6,204*              n/a
Asset                     ----------------------------------------------------------------------------------
Management                  International
                            Diversified
                            Equities                        $184,540           $6,631*              n/a
------------------------------------------------------------------------------------------------------------




  * For the period 10/28/94 (commencement of operations) through 11/30/94 ** For the period 2/9/93 (commencement of operations) through 11/30/93
*** For the period 7/1/93 (commencement of operations) through 11/30/93



         The Subadvisory Agreements (with the exception of the International Diversified Equities, Worldwide High Income, Balanced/Phoenix Investment Counsel, Venture Value, Provident Growth, SunAmerica Balanced, Aggressive Growth, Federated Value, and Utility Portfolios) continue in effect from year to year, so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements with respect to the International Diversified Equities, Worldwide High Income, Balanced/Phoenix Investment Counsel, Venture Value and Provident Growth Portfolios will expire on September 16, 1996. The Subadvisory Agreements with respect to Corporate Bond, Federated Value and Utility Portfolios will expire on __________, 199_. They may be renewed from year to year thereafter, so long as such continuance is approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Subadvisory Agreements may be terminated by the Trust, the Adviser or the respective Subadviser upon 60 days' prior notice.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES



         The following table sets forth the Portfolios' capital loss carryover for the fiscal year ended November 30, 1995.




                            CAPITAL LOSS CARRYOVER*



-----------------------------------------------------------------------------------
                      PORTFOLIO                                          1995
-----------------------------------------------------------------------------------
 Corporate Bond                                                       $  291,703
-----------------------------------------------------------------------------------
 Global Bond                                                          $  889,577
-----------------------------------------------------------------------------------
 High-Yield Bond                                                      $9,010,069
-----------------------------------------------------------------------------------
 Provident Growth                                                     $3,161,237
-----------------------------------------------------------------------------------
 International Diversified Equities                                   $  211,683
-----------------------------------------------------------------------------------



* To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future gains through 2003



                                PRICE OF SHARES

         Shares of the Trust are currently offered only to the Variable Separate Account. The price paid for shares, the offering price, is the net asset value per share calculated once daily at the close of regular trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

         Stocks and convertible bonds and debentures traded on the New York Stock Exchange are valued at the last sale price on such exchange on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. Non-convertible bonds and debentures and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. In circumstances where the Adviser or subadviser deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. U.S. Treasury bills, and other obligations issued by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options on currencies purchased by a Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

         A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets. The net asset value of the respective Portfolio is divided by the total number of shares outstanding to arrive at the net asset value per share.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

         It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

         A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or subadviser.


         The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser or Subadviser places the Trust's portfolio transactions, the Adviser or Subadviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser or Subadviser in serving other clients as well as the Trust and research services obtained by the Adviser or Subadviser as a result of the placement of portfolio brokerage of other clients could be useful and of value in serving the Trust.



         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained exemptive orders from the Securities and Exchange Commission (the "SEC"), permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.



         Subject to the above considerations, the Adviser or a Subadviser may use broker-dealer affiliates of the Adviser or a Subadviser, as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.



         The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions which were paid to affiliated broker-dealers of such Portfolios for the fiscal years ended November 30, 1995, 1994 and 1993.



                           1995 BROKERAGE COMMISSIONS




--------------------------------------------------------------------------------------------------------------
                                                                                              PERCENTAGE
                                          AGGREGATE             AMOUNT PAID TO                  PAID TO
                                          BROKERAGE               AFFILIATED                  AFFILIATED
            PORTFOLIO                    COMMISSIONS            BROKER-DEALERS              BROKER-DEALERS
--------------------------------------------------------------------------------------------------------------
Cash Management                              $0                       $0                          0%
--------------------------------------------------------------------------------------------------------------
Corporate Bond*                             $562                     $562                        100%
--------------------------------------------------------------------------------------------------------------
Global Bond                                  $0                       $0                          0%
--------------------------------------------------------------------------------------------------------------
High-Yield Bond                            $9,100                     $0                          0%
--------------------------------------------------------------------------------------------------------------
Worldwide High Income                        $0                       $0                          0%
--------------------------------------------------------------------------------------------------------------
Balanced/Phoenix
Investment  Counsel                        $49,029                    $0                          0%
--------------------------------------------------------------------------------------------------------------
Asset Allocation*                         $331,914                  $35,946                     10.83%
--------------------------------------------------------------------------------------------------------------
Growth-Income                             $262,353                    $0                          0%
--------------------------------------------------------------------------------------------------------------
Alliance Growth                           $353,849                    $0                          0%
--------------------------------------------------------------------------------------------------------------
Growth/Phoenix
Investment Counsel                        $548,063                    $0                          0%
--------------------------------------------------------------------------------------------------------------
Provident Growth                          $118,520                    $0                          0%
--------------------------------------------------------------------------------------------------------------
Venture Value                             $184,729                    $0                          0%
--------------------------------------------------------------------------------------------------------------
Global Equities                           $630,010                    $0                          0%
--------------------------------------------------------------------------------------------------------------
International
Diversified                               $117,482                    $0                          0%
Equities
--------------------------------------------------------------------------------------------------------------




* For the fiscal year ended November 30, 1995, the percentage of the aggregate dollar amount of the transactions involving the payment of commissions effected through affiliated brokers with respect to the Corporate Bond Portfolio and Asset Allocation Portfolio were 10.34% and 100%, respectively.

                           1994 BROKERAGE COMMISSIONS




---------------------------------------------------------------------------------------------------------
                                                                                          PERCENTAGE
                                         AGGREGATE              AMOUNT PAID TO              PAID TO
                                         BROKERAGE               AFFILIATED               AFFILIATED
            PORTFOLIO                   COMMISSIONS             BROKER-DEALER            BROKER-DEALER
---------------------------------------------------------------------------------------------------------
Cash Management                            $0                       $0                         0%
---------------------------------------------------------------------------------------------------------
Corporate Bond                             $0                       $0                         0%
---------------------------------------------------------------------------------------------------------
Global Bond                                $0                       $0                         0%
---------------------------------------------------------------------------------------------------------
High-Yield Bond                          $4,927                     $0                         0%
---------------------------------------------------------------------------------------------------------
Worldwide High
Income                                     $0*                      $0*                       0%*
---------------------------------------------------------------------------------------------------------
Balanced/Phoenix
Investment                               $1,586*                    $0*                       0%*
Counsel
---------------------------------------------------------------------------------------------------------
Asset Allocation                        $130,727                  $10,637                     8.1%
---------------------------------------------------------------------------------------------------------
Growth-Income                           $187,474                 $15,012**                    8.0%
---------------------------------------------------------------------------------------------------------
Alliance Growth                         $195,332                 $4,162**                     2.1%
---------------------------------------------------------------------------------------------------------
Growth/Phoenix
Investment                              $484,811                  $8,300                      1.7%
Counsel
---------------------------------------------------------------------------------------------------------
Provident Growth                        $118,276                 $3,963**                     3.4%
---------------------------------------------------------------------------------------------------------
Venture Value                            $4,404*                    $0*                       0%*
---------------------------------------------------------------------------------------------------------
Global Equities                         $350,958                 $17,858**                    5.1%
---------------------------------------------------------------------------------------------------------
International
Diversified                             $24,476*                  $6,194*                    25.3%*
Equities
---------------------------------------------------------------------------------------------------------




  * For the period 10/28/94 (commencement of operations) through 11/30/94
 ** All brokerage commissions paid were directed to broker-dealers for research services provided.



                           1993 BROKERAGE COMMISSIONS




---------------------------------------------------------------------------------------------------------
                                                                                             PERCENTAGE
                                          AGGREGATE             AMOUNT PAID TO                PAID TO
                                          BROKERAGE               AFFILIATED                 AFFILIATED
             PORTFOLIO                   COMMISSIONS            BROKER-DEALERS             BROKER-DEALER
---------------------------------------------------------------------------------------------------------
Cash Management*                             $0                       $0                         0%
---------------------------------------------------------------------------------------------------------
Corporate Bond**                             $0                       $0                         0%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Global Bond**                                $0                       $0                         0%
---------------------------------------------------------------------------------------------------------
High-Yield Bond*                             $0                       $0                         0%
---------------------------------------------------------------------------------------------------------
Asset Allocation**                         $38,831                  $10,932                    28.2%
---------------------------------------------------------------------------------------------------------
Growth-Income*                             $72,840                 $1,197***                    1.6%
---------------------------------------------------------------------------------------------------------
Alliance Growth*                           $37,660                 $1,208***                    3.2%
---------------------------------------------------------------------------------------------------------
Growth/Phoenix
Investment Counsel*                       $187,966                  $18,973                    10.1%
---------------------------------------------------------------------------------------------------------
Provident Growth*                          $55,938                  $870***                     1.6%
Global Equities*                           $46,237                  $553***                     1.2%
---------------------------------------------------------------------------------------------------------




  * For the period 2/9/93 (commencement of operations) through 11/30/93
 ** For the period 7/1/93 (commencement of operations) through 11/30/93
*** All brokerage commissions paid were directed to broker-dealers for research services provided.


         The policy of the Trust with respect to brokerage is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.


         The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar or dissimilar or the same investment objectives as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.



         If determined by the Adviser or Subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or subadvisers may serve on investment advisory committees, which will consult with the subadviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities which is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.


         It is possible that a Portfolio's holdings may include securities of entities for which a subadviser or its affiliate performs investment banking services as well as securities of entities in which a subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.


                              GENERAL INFORMATION

         CUSTODIAN - State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.

         INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, is the Trust's independent accountants. Price Waterhouse LLP performs an annual audit of the Trust's financial statements and provides tax consulting, tax return preparation and accounting services relating to filings with the SEC.

         REPORTS TO SHAREHOLDERS - Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.

         SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

         Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

         REGISTRATION STATEMENT - A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.

                              FINANCIAL STATEMENTS

         Set forth following this Statement of Additional Information are the financial statements of the Trust with respect to the fiscal year ended November 30, 1995.

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO  INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--102.2%                                             AMOUNT          VALUE
                    --------------------------------------------------------------------------------------------------
                    CERTIFICATE OF DEPOSIT--1.1%
                    Fuji Bank Ltd. 6.00% due 12/28/95....................................    $1,000,000    $1,000,091
                                                                                                           -----------
                    TOTAL CERTIFICATE OF DEPOSIT (cost $1,000,022).......................                   1,000,091
                                                                                                           -----------
                    CORPORATE SHORT-TERM NOTES--91.2%

                    Abbey National North America 5.71% due 1/05/96.......................    2,000,000      1,988,858
                    AT&T Corp. 5.70% due 1/10/96.........................................    2,000,000      1,986,986
                    Bass Finance (C.I.) Ltd. 5.70% due 12/12/95..........................    1,000,000        998,249
                    Bear Stearns & Co., Inc. 5.93% due 12/28/95(1).......................    2,500,000      2,500,000
                    Bear Stearns & Co., Inc. 6.14% due 11/30/96..........................    1,000,000      1,001,140
                    BHF Finance (DE), Inc. 5.68% due 12/05/95............................    3,000,000      2,998,047
                    BIL North America, Inc. 5.70% due 1/09/96............................    3,000,000..    2,980,935
                    Cemex S.A. 5.69% due 2/22/96.........................................    1,000,000        986,747
                    Chemical Banking Corp. 5.72% due 1/31/96.............................    2,000,000      1,980,229
                    Corporacion Andina de Formento 5.74% due 1/31/96.....................    4,000,000      3,961,009
                    Cosco Co., Ltd. 5.72% due 2/13/96....................................    2,000,000      1,976,500
                    Countrywide Funding Corp. 5.80% due 12/07/95.........................    1,000,000        999,033
                    CPC International, Inc. 5.71% due 1/12/96............................    2,500,000      2,483,170
                    Duracell, Inc. 5.84% due 12/13/95....................................    1,000,000        998,053
                    Equitable Life Assured Society of the U.S. 5.85% due 12/04/95........    2,592,000      2,590,736
                    Fayette Funding L.P. 5.73% due 2/14/96...............................    3,000,000      2,964,343
                    Ford Motor Credit Co. 9.85% due 5/03/96..............................    1,500,000      1,524,510
                    Golden Peanut Co. 5.65% due 2/21/96..................................    2,000,000      1,973,809
                    Goldman Sachs & Co. 5.98% due 2/15/96*...............................    1,000,000        987,851
                    Goldman Sachs Group L.P. 5.60% due 4/09/96...........................    1,000,000        978,687
                    Goldman Sachs Group L.P. 5.60% due 4/17/96...........................    1,000,000        979,913
                    Indosuez North American, Inc. 5.71% due 1/04/96......................    3,000,000      2,983,952
                    Iowa Student Loan Liquidity Corp. 5.77% due 12/07/95.................    3,084,000      3,081,034
                    JMG Funding L.P. 5.73% due 1/17/96...................................    2,000,000      1,984,762
                    Kaiser Foundation Hospitals 5.70% due 1/04/96........................    1,000,000        994,678
                    Liberty Mutual Capital 8.50% due 7/08/96.............................    2,000,000      2,033,625
                    Mayne Nickless Ltd. 5.75% due 2/07/96................................    2,000,000      1,978,073
                    Merrill Lynch & Co., Inc. 5.68% due 2/20/96..........................    1,000,000        984,803
                    Merrill Lynch & Co., Inc. 5.70% due 1/16/96..........................    2,000,000      1,985,113
                    Merrill Lynch & Co., Inc. 5.70% due 3/06/96..........................    1,000,000        987,062
                    Morgan J P & Co., Inc. 5.58% due 1/03/96.............................    3,000,000      2,984,505
                    Morgan Stanley Group, Inc. 5.75% due 1/30/96.........................    2,000,000      1,980,867
                    NBD Bank N.A., Indianapolis 6.40% due 4/25/96........................    2,000,000      2,004,240
                    October Corp. 5.85% due 12/21/95.....................................    2,000,000      1,993,500
                    PNC Bank N.A., Pittsburgh 5.75% due 12/14/95(1)......................    3,000,000      3,003,330
                    Quebec (Province of) 5.70% due 1/30/96...............................    3,000,000      2,970,974
                    Sanwa Business Credit Corp. 5.80% due 12/11/95.......................    3,000,000      2,995,167
                    Southland Corp. 5.70% due 3/05/96....................................    3,000,000      2,954,880
                    SRD Finance, Inc. 6.05% due 1/18/96..................................    2,000,000      1,984,374
                    TMI-1 Fuel Corp. 5.78% due 1/11/96...................................    2,000,000      1,986,834
                    World Savings & Loan Association 4.88% due 3/01/96...................    1,000,000        997,644
                                                                                                           -----------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $82,705,217)..................                  82,708,222
                                                                                                           -----------

                                                           ---------------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES (continued)                                         AMOUNT          VALUE
                    --------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--4.4%
                    Illinois Student Assistance Commission 5.97% due 12/05/95(1).........    $2,000,000    $2,000,000
                    New Hampshire State Industrial Development Authority, Revenue 5.85%
                      due 2/13/96........................................................    2,000,000      2,000,000
                                                                                                           -----------
                    TOTAL MUNICIPAL BONDS (cost $4,000,000)..............................                   4,000,000
                                                                                                           -----------
                    TIME DEPOSIT--5.5%
                    Cayman Island Time Deposit with Mitsubishi Bank
                      5.88% due 12/01/95 (cost $5,000,000)...............................    5,000,000      5,000,000
                                                                                                           -----------
                    TOTAL SHORT-TERM SECURITIES (cost $92,705,239).......................                  92,708,313
                                                                                                           -----------

                    REPURCHASE AGREEMENT--1.1%
                    --------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--1.1%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $973,000)....................................................      973,000        973,000
                                                                                                           -----------
                    TOTAL INVESTMENTS--
                      (cost $93,678,239)                             103.3%                                93,681,313
                    Liabilities in excess of other assets--           (3.3)                                (2,950,120)
                                                                     -----                                ------------
                    NET ASSETS--                                     100.0%                               $90,731,193
                                                                     =====                                ============


              -----------------------------

               *  Resale restricted to qualified institutional buyers

              (1) Variable rate security; maturity date reflects next reset date

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FIXED INCOME PORTFOLIO               INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                           PRINCIPAL
                    BONDS & NOTES--97.4%                                                    AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--1.2%

                    Housing--1.2%
                    News America Holdings, Inc. 7.50% 2000...............................  $ 150,000     $  156,927
                    News America Holdings, Inc. 9.13% 1999...............................    175,000        192,806
                                                                                                         -----------
                                                                                                            349,733
                                                                                                         -----------
                    CONSUMER STAPLES--0.9%

                    Food, Beverage & Tobacco--0.9%
                    RJR Nabisco, Inc. 8.00% 2001.........................................     75,000         76,202
                    RJR Nabisco, Inc. 8.63% 2002.........................................    185,000        190,866
                                                                                                         -----------
                                                                                                            267,068
                                                                                                         -----------
                    ENERGY--3.3%

                    Energy Services--3.3%
                    Arkla, Inc. 9.20% 1997...............................................     65,000         68,089
                    Arkla, Inc. 9.88% 1997...............................................    315,000        328,725
                    National Power Corp. 7.63% 2000......................................     60,000         59,250
                    Oryx Energy Co. 9.30% 1996...........................................    200,000        201,782
                    Oryx Energy Co. 9.50% 1999...........................................    140,000        149,926
                    Tosco Corp. 7.00% 2000...............................................    175,000        173,250
                                                                                                         -----------
                                                                                                            981,022
                                                                                                         -----------
                    FINANCE--27.7%

                    Banks--10.3%
                    Auburn Hills Trust 12.00% 2020(2)....................................    140,000        213,802
                    Banco Nacional de Comercio Exterior SNC 11.25% 1996(1)(2)............    390,000        390,000
                    BankAmerica Corp. 7.75% 2002.........................................    100,000        107,761
                    BanPonce Financial Corp. 5.17% 1996..................................    175,000        173,966
                    Capital One Bank 7.48% 1996..........................................    575,000        575,857
                    Continental Bank NA 12.50% 2001......................................    300,000        384,204
                    Corporacion Andina de Fomento 7.25% 1998.............................    210,000        208,950
                    Corporacion Andina de Fomento 7.38% 2000.............................     70,000         71,059
                    First USA Bank 8.10% 1997............................................    250,000        255,800
                    Security Pacific Corp. 11.50% 2000...................................    275,000        336,889
                    Signet Banking Corp. 9.63% 1999......................................    300,000        330,054

                    Financial Services--17.4%

                    App International Finance Co. BV 10.25% 2000.........................     20,000         19,700
                    Case Equipment Loan Trust 7.30% 2002.................................    261,543        267,014
                    Chrysler Financial Corp. 5.98% 1997(1)...............................    100,000        100,111
                    Chrysler Financial Corp. 10.34% 2008(2)..............................    200,000        203,636
                    Countrywide Funding Corp. 7.73% 2001.................................     50,000         53,332
                    Countrywide Funding Corp. 8.43% 1999.................................    175,000        189,010
                    Discover Card Trust 7.20% 1998.......................................    208,333        208,398
                    Financiera Energet 6.63% 1996........................................    410,000        408,462
                    First USA, Inc. 5.05% 1995...........................................    200,000        199,854
                    Ford Capital BV 9.50% 2001...........................................    400,000        460,212
                    Ford Credit Auto Loan Master Trust 6.50% 2002........................    200,000        204,312
                    Ford Credit Grantor Trust 7.30% 1999.................................     73,206         74,418
                    General Motors Acceptance Corp. 6.30% 2099...........................    412,358        413,904
                    General Motors Acceptance Corp. 7.13% 2000...........................     90,000         93,565
                    General Motors Acceptance Corp. 7.50% 1997...........................     75,000         77,263
                    General Motors Acceptance Corp. 7.63% 1998...........................    175,000        181,484
                    Premier Auto Trust 4.75% 2000........................................    189,015        187,125

                                                           ---------------------

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    FINANCE (continued)

                    Financial Services (continued)
                    Premier Auto Trust 4.90% 1998........................................  $ 105,880     $  105,019
                    Premier Auto Trust 7.90% 1999........................................    120,000        124,161
                    Resolution Funding Corp. zero coupon 2020............................    680,000        134,273
                    Resolution Funding Corp. zero coupon 2021............................    640,000        124,928
                    Sears Credit Account Master Trust 7.00% 2004.........................     80,000         83,225
                    Sears Credit Account Master Trust 8.10% 2004.........................    270,000        290,755
                    Standard Credit Card Master Trust 6.25% 1998.........................    260,000        261,056
                    Standard Credit Card Master Trust 7.85% 2002.........................    300,000        320,154
                    Standard Credit Card Master Trust 8.25% 2003.........................    310,000        342,451
                                                                                                         -----------
                                                                                                          8,176,164
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--1.7%

                    Aerospace & Military Technology--0.4%
                    British Aerospace PLC 7.55% 1997*....................................    100,000        101,711

                    Multi-Industry--1.3%
                    Tenneco, Inc. 10.00% 1998............................................    350,000        383,982
                                                                                                         -----------
                                                                                                            485,693
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--3.8%

                    Broadcasting & Media--3.3%
                    Lenfest Communications, Inc. 8.38% 2005..............................    105,000        104,737
                    Tele-Communications, Inc. 7.00% 1997.................................    200,000        202,704
                    Tele-Communications, Inc. 9.65% 2003.................................    150,000        169,005
                    Time Warner, Inc. 7.45% 1998.........................................    290,000        297,233
                    Time Warner, Inc. 7.98% 2004.........................................    200,000        209,960

                    Leisure & Tourism--0.5%
                    Blockbuster Entertainment Corp. 6.63% 1998...........................    130,000        130,917
                                                                                                         -----------
                                                                                                          1,114,556
                                                                                                         -----------
                    INFORMATION TECHNOLOGY--3.2%

                    Communication Equipment--1.5%
                    Cablevision Industries Corp. 10.75% 2002.............................    420,000        454,650

                    Computers & Business Equipment--1.7%
                    Comdisco, Inc. 7.33% 1997............................................    200,000        203,028
                    Comdisco, Inc. 9.75% 1997............................................    275,000        286,148
                                                                                                         -----------
                                                                                                            943,826
                                                                                                         -----------
                    MATERIALS--0.2%

                    Forest Products--0.2%
                    PT Indah Kiat Pulp & Paper Corp. 8.88% 2000..........................     70,000         66,150
                                                                                                         -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS--3.7%

                    Foreign Government--3.7%
                    Petroleo Brasileiro SA 8.75% 1996(1).................................    250,000        249,830
                    Quebec Province Canada 13.25% 2014...................................    290,000        367,865
                    Republic of Argentina Bote II 5.90% 1997(2)..........................    540,000        209,520
                    Republic of Columbia 9.25% 2000(1)...................................    250,000        252,060
                                                                                                         -----------
                                                                                                          1,079,275
                                                                                                         -----------
                    U.S. GOVERNMENT & AGENCIES--51.2%

                    U.S. Government & Agencies--51.2%
                    Federal Home Loan Bank 8.59% 2000....................................     70,000         70,218
                    Federal Home Loan Mortgage Corp. 6.83% 2002..........................    150,000        152,554
                    Federal Home Loan Mortgage Corp. 7.00% TBA...........................  2,250,000      2,250,697
                    Federal Home Loan Mortgage Corp. 7.50% TBA...........................  1,000,000      1,017,810
                    Federal Home Loan Mortgage Corp. 8.20% 1998..........................    110,000        113,180

---------------------
8

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)

                    Federal National Mortgage Association 7.00% TBA......................  $1,000,000    $1,011,560
                    Federal National Mortgage Association 8.79% 2002.....................     60,000         60,300
                    Government National Mortgage Association 7.50% TBA...................  1,000,000      1,020,620
                    Government National Mortgage Association 8.00% TBA...................  2,000,000      2,069,360
                    Government National Mortgage Association 9.50% TBA...................  1,000,000      1,070,000
                    United States Treasury Bonds 8.00% 2021..............................    165,000        201,429
                    United States Treasury Bonds 8.75% 2020..............................    440,000        576,057
                    United States Treasury Bonds 11.13% 2003@............................     60,000         79,828
                    United States Treasury Bonds 13.75% 2004.............................    720,000      1,107,000
                    United States Treasury Bonds Strip zero coupon 2020@.................  1,220,000        251,198
                    United States Treasury Bonds Strip zero coupon 2004@.................  3,310,000      1,966,372
                    United States Treasury Notes 7.25% 2004..............................    150,000        164,859
                    United States Treasury Notes 7.38% 1997..............................    800,000        828,752
                    United States Treasury Notes 7.50% 1999..............................    820,000        876,244
                    United States Treasury Notes 7.75% 2000..............................    190,000        205,379
                                                                                                        -----------
                                                                                                         15,093,417
                                                                                                        -----------
                    UTILITIES--0.5%

                    Electric Utilities--0.5%
                    Central Maine Power Co. 7.45% 1999...................................    155,000        161,423
                                                                                                        -----------
                    TOTAL INVESTMENT SECURITIES (cost $28,206,756).......................                28,718,327
                                                                                                        -----------

                    SHORT-TERM SECURITIES--0.6%
                    ------------------------------------------------------------------------------------------------
                    FOREIGN SHORT-TERM NOTES--0.6%
                    Petroleo Brasileiro 8.38% due 12/15/95...............................    120,000        119,622
                    Republic of Argentina 9.50% due 12/04/95.............................     70,000         70,000
                                                                                                        -----------
                    TOTAL SHORT-TERM SECURITIES (cost $189,622)..........................                   189,622
                                                                                                        -----------

                    REPURCHASE AGREEMENTS--27.9%
                    ------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENTS--27.9%
                    Agreement with Morgan Stanley Group, Inc., bearing interest of 5.87%
                      dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $5,000,815 and collateralized by $3,610,000 U.S. Treasury Bonds
                      13.375% due 8/15/01................................................  5,000,000      5,000,000
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.75% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $3,212,513 and collateralized by $2,950,000 U.S. Treasury Notes
                      7.75% due 12/31/99@................................................  3,212,000      3,212,000
                                                                                                        -----------
                    TOTAL REPURCHASE AGREEMENTS (cost $8,212,000)........................                 8,212,000
                                                                                                        -----------
                    TOTAL INVESTMENTS--
                      (cost $36,608,378)                             125.9%                              37,119,949
                    Liabilities in excess of other assets--          (25.9)                              (7,645,429)
                                                                     -----                              -----------
                    NET ASSETS--                                     100.0%                             $29,474,520
                                                                     =====                              ===========

              -----------------------------

              *   Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Variable rate security; rate as of November 30, 1995

              TBA-- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

                                                           ---------------------

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                                                                                                                  UNREALIZED
                    NUMBER OF                                            EXPIRATION          VALUE AS OF        APPRECIATION/
                    CONTRACTS                DESCRIPTION                    DATE          NOVEMBER 30, 1995     (DEPRECIATION)
                    ---------                -----------                 ----------       -----------------     --------------
                      2 Long    90 Day Euro Dollar...................  December 1995          $ 471,300           $      584
                      1 Long    90 Day Euro Dollar...................  March 1996               236,700                1,417
                      1 Long    90 Day Euro Dollar...................  June 1996                236,975                2,093
                      1 Long    90 Day Euro Dollar...................  September 1996           236,950                2,417
                      1 Long    90 Day Euro Dollar...................  December 1996            236,700                2,618
                      1 Long    90 Day Euro Dollar...................  March 1997               236,650                2,643
                     17 Long    U.S. Long Bond.......................  December 1995          2,029,906               31,739
                      8 Long    U.S. 5 Year Note.....................  March 1996               877,000                3,189
                     8 Short    U.S. 10 Year Note....................  March 1996               907,000               (6,811)
                                                                                                                  ----------
                                Net Unrealized Appreciation................................................       $   39,889
                                                                                                                  ==========

              See Notes to Financial Statements

---------------------
10

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO             INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                                PRINCIPAL
                                                                                                 AMOUNT
                                                                                             (DENOMINATED IN
                    FOREIGN BONDS & NOTES--61.9%                                             LOCAL CURRENCY)          VALUE
                    ------------------------------------------------------------------------------------------------------------
                    BELGIUM--2.8%
                    Kingdom of Belgium 6.50% 2005........................................       50,000,000         $ 1,650,690
                                                                                                                 ---------------
                    CANADA--7.0%
                    Government of Canada 7.50% 2000......................................        5,500,000           4,178,138
                                                                                                                 ---------------
                    DENMARK--7.6%
                    Kingdom of Denmark 8.00% 2006........................................       16,000,000           2,968,654
                    Kingdom of Denmark 9.00% 2000........................................        8,000,000           1,576,865
                                                                                                                 ---------------
                                                                                                                     4,545,519
                                                                                                                 ---------------
                    FRANCE--12.5%
                    Government of France 7.00% 1999......................................       15,000,000           3,104,298
                    Government of France 8.25% 2004......................................       10,000,000           2,184,150
                    Government of France 8.50% 2000......................................       10,000,000           2,179,541
                                                                                                                 ---------------
                                                                                                                     7,467,989
                                                                                                                 ---------------
                    GERMANY--9.9%
                    Republic of Germany 7.13% 2002.......................................        5,500,000           4,072,807
                    Republic of Germany 7.38% 2005.......................................        2,500,000           1,862,338
                                                                                                                 ---------------
                                                                                                                     5,935,145
                                                                                                                 ---------------
                    JAPAN--4.1%
                    International Bank for Reconstruction & Development 6.75% 2001.......      150,000,000           1,839,066
                    Japan Development Bank 6.50% 2001....................................       50,000,000             609,644
                                                                                                                 ---------------
                                                                                                                     2,448,710
                                                                                                                 ---------------
                    NEW ZEALAND--5.3%
                    Government of New Zealand 6.50% 2000.................................        5,000,000           3,185,676
                                                                                                                 ---------------
                    SPAIN--4.7%
                    Government of Spain 10.00% 2005......................................      350,000,000           2,807,269
                                                                                                                 ---------------
                    SWEDEN--4.4%
                    Kingdom of Sweden 10.25% 2003........................................       16,000,000           2,653,943
                                                                                                                 ---------------
                    UNITED KINGDOM--3.6%
                    United Kingdom Treasury 8.50% 2005...................................          500,000             815,456
                    United Kingdom Treasury 9.00% 2000...................................          800,000           1,318,126
                                                                                                                 ---------------
                                                                                                                     2,133,582
                                                                                                                 ---------------
                    TOTAL FOREIGN BONDS & NOTES (cost $36,895,021).......................                           37,006,661
                                                                                                                 ---------------

                                                           ---------------------
                                                                            11

                                                                                                PRINCIPAL
                    U.S. GOVERNMENT AND AGENCIES--25.4%                                          AMOUNT               VALUE
                    ------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT--25.4%
                    United States Treasury Notes 6.13% 2000..............................      $ 4,000,000         $ 4,093,760
                    United States Treasury Notes 6.25% 2000..............................        2,000,000           2,055,940
                    United States Treasury Notes 6.25% 2003..............................        1,250,000           1,291,213
                    United States Treasury Notes 6.50% 2005..............................        1,000,000           1,052,340
                    United States Treasury Notes 6.88% 1999..............................        1,500,000           1,566,795
                    United States Treasury Notes 7.88% 2004..............................        4,500,000           5,146,875
                                                                                                                 ---------------
                    TOTAL U.S. GOVERNMENT AND AGENCIES (cost $14,402,477)................                           15,206,923
                                                                                                                 ---------------
                    TOTAL INVESTMENT SECURITIES (cost $51,297,498).......................                           52,213,584
                                                                                                                 ---------------


                    SHORT-TERM SECURITIES--13.9%
                    ------------------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--13.9%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.69% due 12/01/95 (cost $8,281,000)...............................        8,281,000           8,281,000
                                                                                                                 ---------------
                    TOTAL INVESTMENTS--
                      (cost $59,578,498)                               101.2%                                       60,494,584
                    Liabilities in excess of other assets--             (1.2)                                         (735,540)
                                                                       -----                                     ---------------
                    NET ASSETS--                                       100.0%                                      $59,759,044
                                                                       =====                                     ===============

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ----------------------------------------------------------------------
                                                                                  GROSS
                         CONTRACT                   IN             DELIVERY     UNREALIZED
                        TO DELIVER             EXCHANGE FOR          DATE       APPRECIATION
                    ----------------------------------------------------------------------
                     BEF     47,612,500     USD      1,670,614      02/29/96    $  61,513
                     CAD      5,648,199     USD      4,196,877      02/05/96       39,409
                    *CAD      3,622,085     USD      2,690,000      07/18/96       23,762
                    *DEM        410,000     USD        286,393      12/18/95        2,653
                     DEM        235,192     USD        164,286      12/18/95        1,522
                     DEM      3,524,199     USD      2,509,720      01/24/96       66,132
                     DEM      2,813,944     USD      1,994,588      01/24/96       43,472
                     DEM      2,181,899     USD      1,544,161      01/24/96       31,288
                     DEM        439,532     USD        314,603      01/24/96        9,843
                     DEM      4,166,640     USD      2,910,000      03/04/96       15,362
                    *DEM      4,570,000     FRF     16,111,992      01/31/96       68,746
                    *DEM      3,520,764     USD      2,459,321      12/18/95       24,996
                     DKK      5,417,250     USD        982,989      02/06/96       14,677
                     DKK      3,290,700     USD        606,357      02/06/96       18,158
                     DKK     17,230,222     USD      3,151,678      02/06/96       71,846
                     ESP    359,461,083     USD      2,943,447      02/27/96       52,638
                     FRF     38,645,000     USD      7,843,993      02/29/96      107,256
                     GBP      1,418,656     USD      2,193,951      12/11/95       22,581
                    *GBP          6,651     USD         10,288      12/11/95          104
                    *GBP      1,245,941     USD      1,926,848      12/11/95       19,406
                    *GBP      1,575,151     USD      2,435,971      12/11/95       24,533
                     JPY      6,728,231     USD         66,562      12/18/95          253
                     JPY    253,179,241     USD      2,519,196      12/18/95       24,035
                     JPY    238,248,062     USD      2,401,186      01/17/96       42,356
                    *JPY    271,285,433     USD      2,683,802      12/18/95       17,606
                    *JPY    171,663,221     USD      1,730,110      01/17/96       43,002
                    *JPY    168,692,852     USD      1,700,173      01/17/96       42,258
                    *USD      2,620,332     CAD      3,622,085      07/18/96       45,906
                                                                                ----------
                                                                                  935,313
                                                                                ----------

---------------------

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS (continued)
                    ----------------------------------------------------------------------
                                                                                  GROSS
                         CONTRACT                   IN             DELIVERY     UNREALIZED
                        TO DELIVER             EXCHANGE FOR          DATE       DEPRECIATION
                    ----------------------------------------------------------------------
                     BEF     79,681,869     DEM      3,862,801      09/09/96    $  (6,713)
                    *FRF     16,111,992     DEM      4,610,144      01/31/96      (40,989)
                    *JPY     29,663,500     DEM        410,000      12/18/95       (8,603)
                    *NZD      3,643,014     USD      2,351,930      12/12/95      (26,483)
                     SEK     17,893,529     USD      2,706,138      02/07/96       (7,983)
                    *USD         10,489     GBP          6,651      12/11/95         (306)
                    *USD      1,961,112     GBP      1,245,941      12/11/95      (53,669)
                    *USD      2,434,868     GBP      1,575,151      12/11/95      (23,431)
                    *USD      2,387,048     NZD      3,643,014      12/12/95       (8,636)
                    *USD      2,698,552     JPY    271,285,433      12/18/95      (32,356)
                    *USD      2,493,000     DEM      3,520,764      12/18/95      (58,675)
                    *USD      1,723,128     JPY    171,663,221      01/17/96      (36,021)
                    *USD      1,683,477     JPY    168,692,852      01/17/96      (25,562)
                                                                                ----------
                                                                                 (329,427)
                                                                                ----------
                               Net Unrealized Appreciation..................    $ 605,886
                                                                                ==========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                  BEF--Belgian Franc      ESP--Spanish Peseta    NZD--New Zealand Dollar
                  CAD--Canadian Dollar    FRF--French Franc      SEK--Swedish Krona
                  DEM--Deutsche Mark      GBP--Pound Sterling    USD--United States
                  DKK--Danish Kroner      JPY--Japanese Yen      Dollar


              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                           PRINCIPAL
                    BONDS & NOTES--93.1%                                                    AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--4.9%

                    Retail--4.9%
                    County Seat Stores, Inc. 12.00% 2002.................................  $1,000,000    $   900,000
                    Hills Stores Co. 10.25% 2003.........................................   1,000,000        910,000
                    Thrifty PayLess Holdings, Inc. 12.25% 2004...........................   1,000,000      1,067,500
                    Thrifty PayLess Holdings, Inc. 12.25% 2004(1)........................   1,000,000      1,135,000
                                                                                                         -----------
                                                                                                           4,012,500
                                                                                                         -----------
                    CONSUMER STAPLES--8.6%

                    Food Retail--3.8%
                    Kash 'N Karry Food Stores, Inc. 11.50% 2003(2).......................   2,135,400      2,167,431
                    Ralph's Supermarkets, Inc. 11.00% 2005...............................   1,000,000        960,000

                    Food, Beverage & Tobacco--1.1%
                    Specialty Foods Corp. 11.13% 2002....................................   1,000,000        945,000

                    Household Products--3.7%
                    Herff Jones, Inc. 11.00% 2005*.......................................   2,000,000      2,100,000
                    Samsonite Corp. 11.13% 2005..........................................   1,000,000        940,000
                                                                                                         -----------
                                                                                                           7,112,431
                                                                                                         -----------
                    ENERGY--0.5%

                    Energy Services--0.5%
                    DeepTech International, Inc. 12.00% 2000.............................     500,000        437,500
                                                                                                         -----------
                    FINANCE--2.0%

                    Financial Services--0.7%
                    Olympic Financial Ltd. 13.00% 2000...................................     500,000        540,000

                    Insurance--1.3%
                    Terra Nova Insurance United Kingdom Holdings PLC 10.75% 2005.........   1,000,000      1,080,000
                                                                                                         -----------
                                                                                                           1,620,000
                                                                                                         -----------
                    HEALTHCARE--17.4%

                    Health Services--12.9%
                    Abbey Healthcare Group, Inc. 9.50% 2002..............................   2,000,000      2,120,000
                    OrNda Healthcorp 12.25% 2002.........................................   2,000,000      2,190,000
                    Quorum Health Group, Inc. 8.75% 2005.................................   2,000,000      2,015,000
                    Tenet Healthcare Corp. 8.63% 2003....................................   2,000,000      2,065,000
                    Tenet Healthcare Corp. 10.13% 2005...................................   2,000,000      2,170,000

                    Medical Products--4.5%
                    Amerisource Distribution Corp. 11.25% 2005...........................   1,028,125      1,115,516
                    Dade International, Inc. 13.00% 2005.................................     500,000        553,750
                    Ivac Corp. 9.25% 2002................................................   2,000,000      2,035,000
                                                                                                         -----------
                                                                                                          14,264,266
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--6.0%

                    Business Services--2.7%
                    Katz Corp. 12.75% 2002...............................................   1,000,000      1,107,500
                    United Stationers Supply Co. 12.75% 2005.............................   1,000,000      1,080,000

                    Multi-Industry--2.3%
                    International Semi-Tech Microelectronic, Inc. zero coupon 2003(3)....   2,000,000      1,030,000
                    J.B. Poindexter & Co. 12.50% 2004(4).................................   1,000,000        850,000

---------------------

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)

                    Transportation--1.0%
                    USAir, Inc. 10.00% 2003..............................................  $1,000,000    $   846,250
                                                                                                         -----------
                                                                                                           4,913,750
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--28.6%

                    Broadcasting & Media--18.5%
                    Argyle Television, Inc. 9.75% 2005...................................   1,000,000        986,250
                    Bell Cablemedia PLC zero coupon 2005*(3).............................   2,000,000      1,210,000
                    Century Communications Corp. 11.88% 2003.............................   2,000,000      2,140,000
                    Comcast UK Cable Partners Ltd. zero coupon 2007(3)...................   1,000,000        570,000
                    International CableTel, Inc. zero coupon 2005(3).....................   1,000,000        610,000
                    Lenfest Communications, Inc. 8.38% 2005..............................   1,500,000      1,496,250
                    NWCG Holding Corp. zero coupon 1999..................................   3,000,000      2,006,250
                    Simmons Cable Co. 15.75% 1996(4).....................................   2,000,000      1,047,500
                    Sinclair Broadcast Group, Inc. 10.00% 2005...........................   2,000,000      2,045,000
                    Telewest PLC zero coupon 2007(3).....................................   1,875,000      1,087,500
                    United International Holdings, Inc. zero coupon 1999.................   1,750,000      1,025,937
                    Videotron Holdings PLC zero coupon 2005(3)...........................   1,700,000      1,003,000

                    Leisure & Tourism--10.1%
                    Bally's Park Place Funding, Inc. 9.25% 2004..........................   1,000,000        997,500
                    Grand Casino, Inc. 10.13% 2003.......................................   1,500,000      1,533,750
                    Hammons John Q Hotels LP 9.75% 2005*.................................   1,000,000      1,003,750
                    HMH Properties, Inc. 9.50% 2005......................................   2,000,000      2,015,000
                    Players International, Inc. 10.88% 2005..............................   1,000,000        950,000
                    Santa Fe Hotel, Inc. 11.00% 2000.....................................     907,000        634,900
                    Showboat, Inc. 13.00% 2009...........................................   1,000,000      1,110,000
                                                                                                         -----------
                                                                                                          23,472,587
                                                                                                         -----------
                    INFORMATION TECHNOLOGY--11.8%

                    Telecommunications--11.8%
                    Cellular Communications International, Inc. zero coupon 2000(1)......   2,000,000      1,165,000
                    Comcast Cellular Corp. zero coupon 2000..............................   1,500,000      1,147,500
                    Echostar Communications Corp. zero coupon 2004(1)(3).................   1,000,000        690,000
                    In Flight Phone Corp. zero coupon 2002*(3)...........................   1,000,000        350,000
                    Mobile Telecommunication Technologies Corp. 13.50% 2002..............   1,000,000      1,137,500
                    Mobilemedia Corp. 9.38% 2007.........................................   1,000,000      1,007,500
                    Paging Network, Inc. 11.75% 2002.....................................   1,000,000      1,102,500
                    PanAmSat, L.P. zero coupon 2003(3)...................................   2,500,000      2,012,500
                    Pricecellular Wireless Corp. zero coupon 2003(3).....................   1,500,000      1,117,500
                                                                                                         -----------
                                                                                                           9,730,000
                                                                                                         -----------
                    MATERIALS--13.3%

                    Chemicals--10.7%
                    Acetex Corp. 9.75% 2003*.............................................   1,000,000      1,023,750
                    Agriculture Minerals & Chemicals 10.75% 2003.........................   1,000,000      1,090,000
                    Arcadian Partners L.P. 10.75% 2005...................................   1,000,000      1,095,000
                    G I Holdings, Inc. zero coupon 1998..................................   2,000,000      1,520,000
                    LaRoche Industries, Inc. 13.00% 2004.................................   2,000,000      2,120,000
                    OSI Specialties Holdings Co. zero coupon 2004(3).....................   1,000,000        875,260
                    Terra Industries 10.50% 2005.........................................   1,000,000      1,090,000

                    Forest Products--1.3%
                    Stone Container Corp. 11.88% 1998....................................   1,000,000      1,055,000

                                                           ---------------------

                                                                                          PRINCIPAL
                    BONDS & NOTES (continued)                                              AMOUNT          VALUE
                    -----------------------------------------------------------------------------------------------
                    MATERIALS (continued)

                    Metals & Minerals--1.3%
                    Renco Metals, Inc. 12.00% 2000....................................... $1,000,000    $ 1,080,000
                                                                                                        -----------
                                                                                                         10,949,010
                                                                                                        -----------
                    TOTAL BONDS & NOTES (cost $75,802,446)...............................                76,512,044
                                                                                                        -----------

                    COMMON STOCK--0.0%                                                     SHARES
                    -----------------------------------------------------------------------------------------------
                    CONSUMER STAPLES--0.0%

                    Food Retail--0.0%
                    Smitty's Supermarkets, Inc. .........................................        500          3,250
                                                                                                        -----------
                    INFORMATION & ENTERTAINMENT--0.0%

                    Leisure & Tourism--0.0%
                    Capital Gaming International, Inc. ..................................     40,000          2,500
                                                                                                        -----------
                    TOTAL COMMON STOCK (cost $156,260)...................................                     5,750
                                                                                                        -----------

                    PREFERRED STOCK--1.3%
                    -----------------------------------------------------------------------------------------------
                    MATERIALS--1.3%

                    Forest Products--1.3%
                    SDW Holdings Corp.(1)(4) (cost $1,000,554)...........................      3,700      1,073,000
                                                                                                        -----------

                    WARRANTS--0.1%+
                    -----------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--0.0%

                    Housing--0.0%
                    NVR, Inc. ...........................................................      6,857         14,571
                                                                                                        -----------
                    CONSUMER STAPLES--0.0%

                    Household Products--0.0%
                    Chattem, Inc.*.......................................................      1,000          2,875
                                                                                                        -----------
                    INFORMATION & ENTERTAINMENT--0.1%

                    Broadcasting & Media--0.0%
                    United International Holdings, Inc. .................................      1,750          4,200
                    Leisure & Tourism--0.1%
                    Casino Magic Finance Corp. ..........................................      6,000          2,775
                    Fitzgerald Gaming Corp.(4)...........................................      2,000         20,000
                                                                                                        -----------
                                                                                                             26,975
                                                                                                        -----------

---------------------
16

                    WARRANTS (continued)                                                     SHARES         VALUE
                    -----------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY--0.0%

                    Telecommunications--0.0%
                    In Flight Phone Corp.................................................      1,000    $         0
                                                                                                        -----------
                    TOTAL WARRANTS (cost $10,558)........................................                    44,421
                                                                                                        -----------
                    TOTAL INVESTMENT SECURITIES (cost $76,969,818).......................                77,635,215
                                                                                                        -----------
                    TOTAL INVESTMENTS--
                      (cost $76,969,818)                                             94.5%               77,635,215
                    Other assets less liabilities--                                   5.5                 4,538,452
                                                                                    -----               -----------
                    NET ASSETS--                                                    100.0%              $82,173,667
                                                                                    =====               ===========



              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (2) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash

              (3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (4) Fair valued security; see Note 2

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME
    PORTFOLIO I                          INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                           PRINCIPAL
                    BONDS & NOTES--96.1%                                                    AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--8.4%

                    Apparel & Textiles--2.3%
                    Westpoint Stevens, Inc. 9.38% 2005................................... $  500,000     $  502,500

                    Housing--6.1%
                    Companhia Brasileira de Petroleo Ipiranga 12.50% 1997*(5)............    500,000        492,500
                    Minas Gerais 8.25% 2000..............................................  1,000,000        817,500
                                                                                                         ----------
                                                                                                          1,812,500
                                                                                                         ----------
                    CONSUMER STAPLES--13.5%

                    Food, Beverage & Tobacco--13.5%
                    Empresas La Moderna 10.25% 1997......................................  1,000,000        961,875
                    Fomento Economico Mexicano 9.50% 1997................................  1,000,000        972,500
                    Grupo Embatellador de Mexico 10.75% 1997.............................  1,000,000        977,500
                                                                                                         ----------
                                                                                                          2,911,875
                                                                                                         ----------
                    FINANCE--9.4%

                    Banks--9.4%
                    Banamex Pagare 14.52% 1997........................................MXN  6,446,250        433,828
                    Banco De Galicia Y Buenos Aires 9.00% 2003...........................  1,500,000      1,239,375
                    Central Bank of Nigeria 6.25% 2020...................................    750,000        352,500
                                                                                                         ----------
                                                                                                          2,025,703
                                                                                                         ----------
                    INDUSTRIAL & COMMERCIAL--9.2%

                    Business Services--2.3%
                    Norcal Waste Systems, Inc. 12.50% 2005*(2)...........................    500,000        500,000

                    Multi-Industry--4.0%
                    Iochpe Maxion SA 12.38% 2002.........................................    500,000        430,000
                    Iochpe Maxion SA 12.38% 2002*(5).....................................    500,000        430,000

                    Transportation--2.9%
                    Southland Corp. 5.00% 2003...........................................    750,000        624,375
                                                                                                         ----------
                                                                                                          1,984,375
                                                                                                         ----------
                    INFORMATION & ENTERTAINMENT--5.8%

                    Broadcasting & Media--3.4%
                    Continental Cablevision, Inc. 9.50% 2013.............................    200,000        210,500
                    Marvel Parent Holdings, Inc. zero coupon 1998........................    300,000        210,000
                    Viacom, Inc. 8.00% 2006..............................................    300,000        301,500

                    Leisure & Tourism--2.4%
                    Six Flags Theme Parks, Inc. zero coupon 2005*(1).....................    675,000        524,813
                                                                                                         ----------
                                                                                                          1,246,813
                                                                                                         ----------
                    INFORMATION TECHNOLOGY--7.4%

                    Telecommunications--7.4%
                    Telecom Argentina 12.00% 2002*(5)....................................    800,000        825,000
                    Tolmex SA de CV 8.38% 2003...........................................  1,000,000        758,750
                                                                                                         ----------
                                                                                                          1,583,750
                                                                                                         ----------

---------------------
  18

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    MATERIALS--17.5%

                    Chemicals--5.4%
                    Petroleos Mexicanos 8.63% 2023*......................................  $1,000,000    $  703,750
                    Plastic Specialty & Technology, Inc. 11.25% 2003.....................    500,000        452,500

                    Forest Products--3.4%
                    Owens Illinois, Inc. 9.75% 2004......................................    500,000        520,000
                    Stone Container Corp. 10.75% 2002....................................    200,000        205,250

                    Metals & Minerals--8.7%
                    Algoma Steel, Inc. 12.38% 2005.......................................    500,000        438,750
                    Hylsa SA de Cv 11.00% 1998...........................................  1,000,000        965,000
                    Sheffield Steel Corp. 12.00% 2001(3).................................    500,000        470,000
                                                                                                         -----------
                                                                                                          3,755,250
                                                                                                         -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS--11.9%

                    Foreign Government--11.9%
                    Federal Republic of Brazil 8.00% 2014(4).............................    265,302        140,278
                    Federal Republic of Brazil 6.81% 2006(2).............................    250,000        164,843
                    Republic of Bulgaria 6.75% 2024(2)...................................    750,000        379,688
                    Republic of Ecuador 6.81% 2015(4)....................................  1,021,486        334,537
                    Republic of Ecuador 6.81% 2025(2)....................................  1,400,000        682,500
                    Republic of Poland 3.75% 2014........................................  1,350,000        867,375
                                                                                                         -----------
                                                                                                          2,569,221
                                                                                                         -----------
                    UTILITIES--13.0%

                    Electric Utilities--0.7%
                    Columbia Gas Systems, Inc. 6.39% 2000................................     23,000         23,151
                    Columbia Gas Systems, Inc. 6.61% 2002................................     20,000         20,181
                    Columbia Gas Systems, Inc. 6.80% 2005................................     20,000         20,214
                    Columbia Gas Systems, Inc. 7.05% 2007................................     20,000         19,935
                    Columbia Gas Systems, Inc. 7.32% 2010................................     20,000         20,053
                    Columbia Gas Systems, Inc. 7.42% 2015................................     20,000         19,875
                    Columbia Gas Systems, Inc. 7.62% 2025................................     20,000         19,850

                    Gas & Pipeline Utilities--12.3%
                    Bridas Corp. 12.50% 1999.............................................  1,500,000      1,452,187
                    Metrogas SA 12.00% 2002*.............................................    300,000        294,000
                    Transportadora de Gas Del Sur 7.75% 1998.............................  1,000,000        912,500
                                                                                                         -----------
                                                                                                          2,801,946
                                                                                                         -----------
                    TOTAL BONDS & NOTES (cost $20,307,397)...............................                20,691,433
                                                                                                         -----------

                    COMMON STOCK--0.1%                                                       SHARES
                    ------------------------------------------------------------------------------------------------
                    UTILITIES--0.1%

                    Electric Utilities--0.1%
                    Columbia Gas Systems, Inc. (cost $8,775).............................        351         14,215
                                                                                                         -----------
                    PREFERRED STOCK--0.1%
                    ------------------------------------------------------------------------------------------------
                    UTILITIES--0.1%

                    Electric Utilities--0.1%
                    Columbia Gas Systems, Inc. (cost $14,325)............................        573         14,039
                                                                                                         -----------

                                                           ---------------------

                    WARRANTS--0.0%+                                                        SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    FINANCE--0.0%

                    Banks--0.0%
                    Central Bank of Nigeria (cost $0)....................................        750     $        0
                                                                                                         -----------
                    TOTAL INVESTMENT SECURITIES (cost $20,330,497).......................                20,719,687
                                                                                                         -----------

                                                                                           PRINCIPAL
                    REPURCHASE AGREEMENT--6.7%                                              AMOUNT
                    ------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--6.7%

                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.50% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $1,434,179 and collateralized by $1,013,000 U.S. Treasury Bonds
                      12.00% due 5/15/05 (cost $1,434,000)...............................  $1,434,000     1,434,000
                                                                                                         -----------
                    TOTAL INVESTMENTS--
                        (cost $21,764,497)                                         103.0%                22,153,687
                    Liabilities in excess of other assets--                         (3.0)                  (638,607)
                                                                                   -----                -----------
                    NET ASSETS--                                                   100.0%               $21,515,080
                                                                                   =====               =============


              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (2) Variable rate security; rate as of November 30, 1995

              (3) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (4) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security

              (5) Fair valued security; see Note 2

              MXN Mexican Peso

              Allocation of net assets by country as of November 30, 1995:

                        Mexico                    31.0%
                        United States             30.7
                        Argentina                 17.7
                        Brazil                    11.5
                        Ecuador                    4.7
                        Poland                     4.0
                        Bulgaria                   1.8
                        Nigeria                    1.6

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BALANCED/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                   INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--50.2%                                                      SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--2.2%

                    Retail--2.2%
                    General Nutrition Cos., Inc.+........................................     10,000     $  221,250
                    Nine West Group, Inc. ...............................................      3,000        133,125
                    Office Depot, Inc.+..................................................      7,500        183,750
                    Staples, Inc.+.......................................................      7,000        178,500
                                                                                                         -----------
                                                                                                            716,625
                                                                                                         -----------
                    CONSUMER STAPLES--3.4%

                    Food, Beverage & Tobacco--2.2%
                    Nabisco Holdings Corp. ..............................................      7,000        197,750
                    Northland Cranberries, Inc. .........................................     12,500        237,500
                    Philip Morris Cos., Inc. ............................................      3,300        289,575

                    Household Products--1.2%
                    Estee Lauder Cos., Inc. .............................................      1,000         36,375
                    Gillette Co. ........................................................      2,000        103,750
                    Newell Co. ..........................................................      2,500         65,938
                    Procter & Gamble Co. ................................................      2,000        172,750
                                                                                                         -----------
                                                                                                          1,103,638
                                                                                                         -----------
                    ENERGY--3.9%

                    Energy Services--3.2%
                    British Petroleum PLC ADR............................................      1,500        143,438
                    ENSCO International, Inc. ...........................................     10,000        168,750
                    Halliburton Co. .....................................................      3,500        151,813
                    Mobil Corp. .........................................................      1,500        156,562
                    Sonat Offshore Drilling, Inc. .......................................      5,000        172,500
                    Western Atlas, Inc.+.................................................      5,000        239,375

                    Energy Sources--0.7%
                    Fluor Corp. .........................................................      3,500        227,500
                                                                                                         -----------
                                                                                                          1,259,938
                                                                                                         -----------
                    FINANCE--7.2%

                    Banks--1.0%
                    Amsouth Bancorp. ....................................................      2,200         87,175
                    Chase Manhattan Corp. ...............................................      4,000        243,500

                    Financial Services--2.9%
                    American Express Co. ................................................      4,000        170,000
                    Donaldson Lufkin & Jenrette, Inc. ...................................      2,000         66,500
                    Equifax, Inc. .......................................................      2,800        117,250
                    Federal National Mortgage Association................................        500         54,750
                    First Data Corp. ....................................................      2,500        177,500
                    Great Western Financial Corp. .......................................      6,500        165,750
                    Travelers Group, Inc. ...............................................      3,000        178,500

                    Insurance--3.3%
                    Allstate Corp. ......................................................      3,500        143,500
                    Cigna Corp. .........................................................      2,500        275,000
                    ITT Corp. ...........................................................      2,000        245,250

                                                           ---------------------

                    COMMON STOCK (continued)                                                SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    FINANCE (continued)

                    Insurance (continued)
                    MGIC Investment Corp. ...............................................      3,500     $  194,687
                    Prudential Reinsurance Holdings, Inc. ...............................     10,000        208,750
                                                                                                         -----------
                                                                                                          2,328,112
                                                                                                         -----------
                    HEALTHCARE--5.6%

                    Drugs--2.9%
                    American Home Products Corp. ........................................      1,500        136,875
                    Amgen, Inc.+.........................................................      2,500        124,063
                    Biogen, Inc.+........................................................      2,500        136,250
                    Manor Care, Inc. ....................................................      6,000        195,750
                    Nationwide Health Properties, Inc. ..................................      4,500        178,875
                    Watson Pharmaceuticals, Inc.+........................................      3,500        164,937

                    Health Services--1.2%
                    Pharmacia & Upjohn, Inc.+............................................      6,525        234,084
                    United Healthcare Corp. .............................................      2,500        157,188

                    Medical Products--1.5%
                    Baxter International, Inc. ..........................................      6,500        273,000
                    Johnson & Johnson Co. ...............................................      2,000        173,250
                    Medtronic, Inc. .....................................................      1,000         54,875
                                                                                                         -----------
                                                                                                          1,829,147
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--3.8%

                    Aerospace & Military Technology--0.6%
                    Boeing Co. ..........................................................      2,500        182,188

                    Business Services--0.4%
                    Manpower, Inc. ......................................................      5,000        133,750

                    Electrical Equipment--1.6%
                    Adtran, Inc.+........................................................      2,600        127,400
                    General Electric Co. ................................................      4,000        269,000
                    United Technologies Corp. ...........................................      1,500        140,625

                    Machinery--1.2%
                    BJ Services Co.+.....................................................      7,500        184,687
                    Case Corp. ..........................................................      5,000        208,750
                                                                                                         -----------
                                                                                                          1,246,400
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--2.2%

                    Broadcasting & Media--1.0%
                    Tele-Communications TCI Group+.......................................      6,500        120,250
                    Viacom, Inc.+........................................................      4,500        217,125

                    Leisure & Tourism--1.2%
                    Disney (Walt) Co. ...................................................      3,500        210,438
                    Red Lion Hotels, Inc. ...............................................      9,000        159,750
                                                                                                         -----------
                                                                                                            707,563
                                                                                                         -----------
                    INFORMATION TECHNOLOGY--11.2%

                    Communication Equipment--1.3%
                    Ericsson (L.M.) Telephone Co. ADR....................................      6,000        142,500
                    SBC Communications, Inc. ............................................      5,000        270,000

                    Computers & Business Equipment--4.0%
                    Bay Networks, Inc.+..................................................     16,000        720,000
                    Digital Equipment Corp. .............................................      3,000        176,625
                    StrataCom, Inc.+.....................................................      2,000        150,000
                    Sun Microsystems, Inc.+..............................................      3,000        252,375

---------------------

                    COMMON STOCK (continued)                                                SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)

                    Electronics--0.7%
                    Maxim Integrated Products, Inc.+.....................................      3,000     $  225,000

                    Software--3.5%
                    BBN Corp. ...........................................................      6,000        225,000
                    Cisco Systems, Inc.+.................................................      2,500        210,312
                    Oracle Systems Corp.+................................................      6,000        272,250
                    Visio Corp. .........................................................     16,000        428,000

                    Telecommunications--1.7%
                    Ameritech Corp. .....................................................      5,000        275,000
                    AT&T Corp. ..........................................................      4,500        297,000
                                                                                                         -----------
                                                                                                          3,644,062
                                                                                                         -----------
                    MATERIALS--4.4%

                    Chemicals--3.9%
                    Arcadian Corp. ......................................................     17,000        352,750
                    Grace (W.R.) & Co. ..................................................      2,000        121,500
                    IMC Global, Inc. ....................................................      2,000        154,750
                    Monsanto Co. ........................................................      2,500        286,250
                    Potash Corp. Saskatchewan, Inc. .....................................      2,000        138,250
                    United Waste Systems, Inc.+..........................................      5,000        199,375

                    Forest Products--0.5%
                    Kimberly-Clark Corp. ................................................      2,100        161,437
                                                                                                         -----------
                                                                                                          1,414,312
                                                                                                         -----------
                    REAL ESTATE--1.2%

                    Real Estate Investment Trusts--1.2%
                    Equity Residential Properties Trust..................................      5,500        170,500
                    Patriot American Hospitality, Inc.+..................................      8,500        201,875
                                                                                                         -----------
                                                                                                            372,375
                                                                                                         -----------
                    UTILITIES--5.1%

                    Electric Utilities--3.4%
                    Allegheny Power Systems, Inc. .......................................      5,000        138,750
                    FPL Group, Inc.+.....................................................      5,000        216,875
                    Pinnacle West Capital Corp. .........................................      4,500        122,625
                    Texas Utilities Co. .................................................      7,000        269,500
                    Unicom Corp. ........................................................     11,000        352,000

                    Telephone--1.7%
                    MCI Communications Corp. ............................................     10,000        267,500
                    US West, Inc. .......................................................      9,000        281,250
                                                                                                         -----------
                                                                                                          1,648,500
                                                                                                         -----------
                    TOTAL COMMON STOCK (cost $14,758,167)................................                16,270,672
                                                                                                         -----------


                    PREFERRED STOCK--0.4%
                    ------------------------------------------------------------------------------------------------

                    Forest Products--0.4%
                    Alco Standard Corp. (cost $116,063)..................................      1,500        124,875
                                                                                                         -----------

                                                                                           PRINCIPAL
                    BONDS & NOTES--37.0%                                                    AMOUNT
                    ------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--3.0%

                    Apparel & Textiles--2.2%
                    Westpoint Stevens, Inc. 9.38% 2005...................................  $ 700,000        703,500

                                                           ---------------------

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY (continued)

                    Retail--0.8%
                    Federated Department Stores, Inc. 5.00% 2003.........................  $ 250,000     $  261,250
                                                                                                         -----------
                                                                                                            964,750
                                                                                                         -----------
                    CONSUMER STAPLES--0.8%

                    Food, Beverage & Tobacco--0.8%
                    Boston Chicken, Inc. 4.50% 2004......................................    200,000        255,000
                                                                                                         -----------
                    FINANCE--3.6%

                    Financial Services--3.6%
                    CS First Boston Mortgage Securities Corp. CMO 7.18% 2027(1)..........    300,000        301,781
                    Resolution Trust Corp. CMO 6.02% 2027................................    236,702        235,000
                    Sandoz Capital BVI Ltd. 2.00% 2002*..................................    350,000        323,969
                    Structured Asset Securities Corp. 7.00% 2026(1)......................    300,000        301,313
                                                                                                         -----------
                                                                                                          1,162,063
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--1.5%

                    Business Services--0.6%
                    ADT Operations, Inc. zero coupon 2010................................    400,000        188,000

                    Transportation--0.9%
                    Delta Air Lines, Inc. 3.23% 2003.....................................    300,000        303,750
                                                                                                         -----------
                                                                                                            491,750
                                                                                                         -----------
                    MUNICIPAL BONDS--1.4%

                    Municipal Bonds--1.4%
                    Florida State Board of Education Capital Outlay 5.25% 2023...........     50,000         48,376
                    Intermountain Power Agency Utah 5.00% 2023...........................     50,000         45,742
                    Kern County California Pension Obligation 7.26% 2014.................     50,000         50,555
                    Long Beach California Pension Obligation 6.87% 2006..................     30,000         30,659
                    Miami Beach Florida Special Obligation 8.60% 2021....................    100,000        112,633
                    New York State Power Authority Revenue 5.25% 2018....................     25,000         24,267
                    Northern California Power Agency Public Power Revenue 5.50% 2024.....     50,000         49,219
                    San Bernardino County California Financing Authority 6.87% 2008......     15,000         15,278
                    San Bernardino County California Financing Authority 6.94% 2009......     35,000         35,583
                    South Carolina State Public Service Authority 5.00% 2025.............     40,000         37,167
                    South Carolina State Public Service Authority 5.13% 2021.............     20,000         18,625
                                                                                                         -----------
                                                                                                            468,104
                                                                                                         -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS--1.3%

                    Foreign Government--1.3%
                    Government of Poland 2.75% 2024......................................    500,000        219,375
                    Republic of the Philippines 5.75% 2017...............................    280,000        207,900
                                                                                                         -----------
                                                                                                            427,275
                                                                                                         -----------
                    U.S. GOVERNMENT & AGENCIES--25.4%

                    U.S. Government & Agencies--25.4%
                    Government National Mortgage Association 6.50% 2023..................    293,609        288,286
                    United States Treasury Bonds 7.63% 2025..............................    150,000        178,430
                    United States Treasury Notes 5.13% 1998..............................    600,000        596,436
                    United States Treasury Notes 5.75% 2000..............................    350,000        352,954
                    United States Treasury Notes 6.25% 2000..............................    350,000        359,790
                    United States Treasury Notes 6.50% 2005..............................  1,730,000      1,820,012
                    United States Treasury Notes 6.75% 1997..............................    650,000        660,458
                    United States Treasury Notes 6.75% 2000..............................  1,200,000      1,256,064
                    United States Treasury Notes 6.88% 2000..............................    450,000        473,134
                    United States Treasury Notes 7.13% 2000..............................    150,000        158,859
                    United States Treasury Notes 7.25% 1996..............................    250,000        254,297
                    United States Treasury Notes 7.50% 1996..............................    200,000        204,344

---------------------

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)

                    United States Treasury Notes 7.50% 2005..............................  $ 850,000     $  952,000
                    United States Treasury Notes 7.88% 2004..............................    600,000        686,250
                                                                                                         -----------
                                                                                                          8,241,314
                                                                                                         -----------
                    TOTAL BONDS & NOTES (cost $11,568,301)...............................                12,010,256
                                                                                                         -----------
                    TOTAL INVESTMENT SECURITIES (cost $26,442,531).......................                28,405,803
                                                                                                         -----------
                    SHORT-TERM SECURITIES--19.2%
                    ------------------------------------------------------------------------------------------------

                    CORPORATE SHORT-TERM NOTES--16.9%

                    Albertson's, Inc. 5.70% due 12/14/95.................................    500,000        498,971
                    Campbell Soup Co. 5.69% due 12/29/95.................................    590,000        587,389
                    du Pont (E.I.) de Nemours & Co. 5.71% due 12/05/95...................    490,000        489,689
                    Goldman Sachs Group L.P. 5.73% due 12/14/95..........................    500,000        498,965
                    Heinz (H.J.) Co. 5.72% due 12/01/95..................................    110,000        110,000
                    Merrill Lynch & Co. 5.78% due 12/11/95...............................    455,000        454,270
                    Minnesota Mining & Manufacturing Co. 5.72% due 12/06/95..............    600,000        599,523
                    Philip Morris Cos., Inc. 5.73% due 12/04/95..........................    170,000        169,919
                    Shell Oil Co. 5.66% due 12/15/95.....................................    510,000        508,877
                    TDK USA Corp. 5.72% due 12/18/95.....................................    625,000        623,312
                    TDK USA Corp. 5.74% due 1/17/96......................................    375,000        372,190
                    Wal-Mart Stores, Inc. 5.70% due 12/01/95.............................    570,000        570,000
                                                                                                         -----------
                                                                                                          5,483,105
                                                                                                         -----------
                    FEDERAL AGENCY OBLIGATIONS--2.3%

                    Federal Home Loan Mortgage Discount Notes 5.70% due 12/19/95.........    760,000        757,834
                                                                                                         -----------
                    TOTAL SHORT-TERM SECURITIES (cost $6,240,939)........................                 6,240,939
                                                                                                         -----------
                    TOTAL INVESTMENTS--
                      (cost $32,683,470)                                           106.8%                34,646,742
                    Liabilities in excess of other assets--                         (6.8)                (2,218,207)
                                                                                   ------              ------------
                    NET ASSETS--                                                   100.0%              $ 32,428,535
                                                                                   ======              ============

              -----------------------------

              +    Non-income producing securities

              *    Resale restricted to qualified institutional buyers

              (1)  Fair valued security; see Note 2

              ADR--American Depositary Receipt

              CMO--Collateralized Mortgage Obligation

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ASSET ALLOCATION PORTFOLIO           INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--61.0%                                                       SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--8.5%

                    Apparel & Textiles--0.6%
                    Melville Corp. ......................................................       38,700     $ 1,204,538

                    Automotive--3.5%
                    Ford Motor Co. ......................................................      121,400       3,429,550
                    General Motors Corp. ................................................       19,800         960,300
                    Goodyear Tire & Rubber Co. ..........................................       60,400       2,559,450

                    Housing--1.1%
                    Centex Corp. ........................................................       30,600       1,005,975
                    Lennar Corp. ........................................................       58,100       1,285,462

                    Retail--3.3%
                    Fleming Cos., Inc. ..................................................       95,800       2,215,375
                    Penney (J.C.), Inc. .................................................       48,900       2,292,187
                    Sears, Roebuck & Co. ................................................       52,100       2,051,438
                                                                                                           ------------
                                                                                                            17,004,275
                                                                                                           ------------
                    CONSUMER STAPLES--8.3%

                    Food, Beverage & Tobacco--7.7%
                    Anheuser-Busch Cos., Inc. ...........................................       43,600       2,888,500
                    Chiquita Brands International, Inc. .................................      204,800       2,739,200
                    Philip Morris Cos., Inc. ............................................       44,900       3,939,975
                    RJR Nabisco Holdings Corp. ..........................................      112,240       3,268,990
                    Supervalu, Inc. .....................................................       78,200       2,521,950

                    Household Products--0.6%
                    Sunbeam Corp., Inc. .................................................       80,800       1,313,000
                                                                                                           ------------
                                                                                                            16,671,615
                                                                                                           ------------
                    ENERGY--7.2%

                    Energy Services--5.3%
                    Ashland, Inc. .......................................................       85,500       2,981,812
                    CMS Energy Corp. ....................................................       43,500       1,185,375
                    Mobil Corp. .........................................................       11,800       1,231,625
                    Texaco, Inc. ........................................................       35,100       2,597,400
                    Tosco Corp. .........................................................       70,800       2,699,250

                    Energy Sources--1.9%
                    Atlantic Richfield Co. ..............................................       12,600       1,365,525
                    Royal Dutch Petroleum Co. ADR........................................       19,000       2,439,125
                                                                                                           ------------
                                                                                                            14,500,112
                                                                                                           ------------
                    FINANCE--10.8%

                    Banks--4.2%
                    BankAmerica Corp. ...................................................       32,100       2,042,362
                    NationsBank Corp. ...................................................       56,000       3,997,000
                    Shawmut National Corp. ..............................................       35,400       1,327,500
                    Standard Federal Bancorp. ...........................................       25,500         978,563

                    Financial Services--1.8%
                    Greenpoint Financial Corp. ..........................................       55,900       1,467,375
                    Lehman Brothers Holdings, Inc. ......................................       36,800         832,600
                    Travelers Group, Inc. ...............................................       23,300       1,386,350

---------------------

                    COMMON STOCK (continued)                                                  SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    FINANCE (continued)

                    Insurance--4.8%
                    Allstate Corp. ......................................................       32,300     $ 1,324,300
                    Cigna Corp. .........................................................       10,700       1,177,000
                    Integon Corp. .......................................................       15,100         256,700
                    Lincoln National Corp. ..............................................       54,100       2,529,175
                    Partner Residential Holding Corp. ...................................       81,000       2,146,500
                    Reliastar Financial Corp. ...........................................       44,200       1,911,650
                    USLIFE Corp. ........................................................        6,750         194,906
                                                                                                           -----------
                                                                                                            21,571,981
                                                                                                           -----------
                    HEALTHCARE--2.3%

                    Health Services--2.3%
                    Columbia/HCA Healthcare Corp. .......................................       28,900       1,491,963
                    Tenet Healthcare Corp. ..............................................      169,500       3,029,812
                                                                                                           -----------
                                                                                                             4,521,775
                                                                                                           -----------
                    INDUSTRIAL & COMMERCIAL--9.9%

                    Aerospace & Military Technology--6.3%
                    AMR Corp.+...........................................................        8,000         613,000
                    Lear Seating Corp. ..................................................       60,000       1,680,000
                    Lockheed Martin Corp. ...............................................       31,800       2,333,325
                    Loral Corp. .........................................................       52,200       1,768,275
                    McDonnell Douglas Corp. .............................................       44,800       3,992,800
                    Northrop Grumman Corp. ..............................................       35,800       2,201,700

                    Machinery--0.8%
                    Outboard Marine Corp. ...............................................       77,800       1,594,900

                    Manufacturing--1.3%
                    Owens Illinois, Inc. ................................................      195,200       2,537,600

                    Transportation--1.5%
                    Consolidated Freightways, Inc.+......................................      113,900       2,989,875
                                                                                                           -----------
                                                                                                            19,711,475
                                                                                                           -----------
                    INFORMATION & ENTERTAINMENT--2.6%

                    Broadcasting & Media--1.1%
                    Tele-Communications TCI Group+.......................................      114,300       2,114,550

                    Leisure & Tourism--1.5%
                    Brunswick Corp. .....................................................      140,200       2,996,775
                                                                                                           -----------
                                                                                                             5,111,325
                                                                                                           -----------
                    INFORMATION TECHNOLOGY--2.8%

                    Computers & Business Equipment--2.0%
                    Apple Computer, Inc. ................................................       23,600         899,750
                    COMPAQ Computer Corp.+...............................................       37,000       1,831,500
                    Storage Technology Corp. ............................................       49,800       1,232,550

                    Telecommunications--0.8%
                    Valassis Communications, Inc. .......................................      106,900       1,643,588
                                                                                                           -----------
                                                                                                             5,607,388
                                                                                                           -----------
                    MATERIALS--6.5%

                    Chemicals--0.9%
                    Geon Co. ............................................................       72,200       1,786,950

                    Forest Products--5.3%
                    Champion International Corp. ........................................       36,900       1,738,913
                    Georgia-Pacific Corp. ...............................................       54,200       4,214,050
                    Stone Container Corp.+...............................................      229,500       3,585,937
                    Universal Corp. .....................................................       46,800       1,111,500

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals--0.3%
                    Quanex Corp. ........................................................       28,300     $   555,387
                                                                                                           -----------
                                                                                                            12,992,737
                                                                                                           -----------
                    UTILITIES--2.1%

                    Electric Utilities--2.1%
                    Entergy Corp. .......................................................       63,800       1,778,425
                    Long Island Lighting Co. ............................................      145,100       2,484,838
                                                                                                           -----------
                                                                                                             4,263,263
                                                                                                           -----------
                    TOTAL COMMON STOCK (cost $106,062,453)...............................                  121,955,946
                                                                                                           -----------
                                                                                             PRINCIPAL
                    BONDS & NOTES--32.8%                                                       AMOUNT
                    --------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--0.4%

                    Housing--0.4%
                    News America Holdings, Inc. 7.50% 2000...............................    $ 600,000         627,708
                    News America Holdings, Inc. 9.13% 1999...............................      250,000         275,437
                                                                                                           -----------
                                                                                                               903,145
                                                                                                           -----------
                    CONSUMER STAPLES--0.3%

                    Food, Beverage & Tobacco--0.3%
                    RJR Nabisco, Inc. 8.00% 2001.........................................      280,000         284,486
                    RJR Nabisco, Inc. 8.63% 2002.........................................      300,000         309,513
                                                                                                           -----------
                                                                                                               593,999
                                                                                                           -----------
                    ENERGY--1.1%

                    Energy Services--1.1%
                    Arkla, Inc. 9.20% 1997...............................................      250,000         261,883
                    Arkla, Inc. 9.88% 1997...............................................      550,000         573,963
                    National Power Corp. 7.63% 2000......................................      180,000         177,750
                    Oryx Energy Co. 9.30% 1996...........................................      400,000         403,564
                    Oryx Energy Co. 9.50% 1999...........................................      350,000         374,815
                    Tosco Corp. 7.00% 2000...............................................      400,000         396,000
                                                                                                           -----------
                                                                                                             2,187,975
                                                                                                           -----------
                    FINANCE--9.6%

                    Banks--3.5%
                    Auburn Hills Trust 12.00% 2020(1)....................................      325,000         496,327
                    Banco de Comercio Exterior 8.63% 2000*...............................       50,000          50,731
                    Banco Nacional de Comercio Exterior SNC 11.25% 1996(1)(2)............      360,000         360,000
                    BankAmerica Corp. 9.75% 2000.........................................      400,000         453,312
                    BanPonce Corp. 5.17% 1996............................................      400,000         397,636
                    Capital One Bank 7.48% 1996..........................................    1,350,000       1,352,011
                    Continental Bank NA Chicago 11.25% 2001..............................      300,000         336,393
                    Continental Bank NA Chicago 12.50% 2001..............................      450,000         576,306
                    Corporacion Andina de Fomento 7.25% 1998.............................      510,000         507,450
                    Corporacion Andina de Fomento 7.38% 2000.............................      140,000         142,118
                    First USA Bank 6.88% 1996............................................      350,000         352,611
                    First USA Bank 5.05% 1995............................................      400,000         409,280
                    Security Pacific Corp. 11.50% 2000...................................      600,000         735,030
                    Signet Banking Corp. 9.63% 1999......................................      775,000         852,640

                    Financial Services--6.1%
                    App International Finance Co. BV 10.25% 2000.........................       60,000          59,100
                    Case Equipment Loan Trust 7.30% 2002.................................      751,935         767,664
                    Chrysler Financial Corp. 5.98% 1997(2)...............................      300,000         300,332
                    Chrysler Financial Corp. 10.34% 1996(1)..............................      400,000         407,272

---------------------

                                                                                             PRINCIPAL
                    BONDS & NOTES (continued)                                                  AMOUNT          VALUE
                    --------------------------------------------------------------------------------------------------
                    FINANCE (continued)

                    Financial Services (continued)
                    Countrywide Funding Corp. 8.43% 1999.................................    $ 450,000     $   486,027
                    Financiera Energet 6.63% 1996........................................    1,110,000       1,105,838
                    First USA, Inc. 5.05% 1995...........................................      400,000         399,708
                    Ford Capital BV 9.38% 1998...........................................      225,000         240,667
                    Ford Capital BV 9.50% 2001...........................................      800,000         920,424
                    Ford Credit Auto Loan Master Trust 6.50% 2002........................      550,000         561,858
                    Ford Credit Grantor Trust 7.30% 1999.................................      179,686         182,662
                    General Motors Acceptance Corp. 6.30% 1999...........................      319,693         320,892
                    General Motors Acceptance Corp. 7.15% 2000...........................      615,604         625,799
                    General Motors Acceptance Corp. 7.50% 1997...........................      200,000         206,034
                    General Motors Acceptance Corp. 7.63% 1998...........................      585,000         606,674
                    Honda Auto Receivables Grantor Trust 6.20% 2000......................      332,512         334,175
                    Household Finance Corp. 7.25% 1994...................................       94,044          94,984
                    MBNA Corp. 8.25% 1998................................................       95,833          95,623
                    Premier Auto Trust 4.90% 1998........................................      317,641         315,059
                    Premier Auto Trust 7.85% 1998........................................    1,040,000       1,066,000
                    Resolution Funding Corp. zero coupon 2020............................    1,600,000         315,936
                    Resolution Funding Corp. zero coupon 2021............................    1,580,000         308,416
                    Sears Credit Account Master Trust 8.10% 2004.........................      700,000         753,809
                    Standard Credit Card Master Trust 6.25% 1998.........................      260,000         261,056
                    Standard Credit Card Master Trust 7.85% 2002.........................      600,000         640,308
                    Standard Credit Card Master Trust 8.25% 2003.........................      710,000         784,323
                                                                                                           -----------
                                                                                                            19,182,485
                                                                                                           -----------
                    INDUSTRIAL & COMMERCIAL--0.5%

                    Aerospace & Military Technology--0.1%
                    British Aerospace PLC 7.55% 1997*....................................      150,000         152,566

                    Multi-Industry--0.4%
                    Tenneco, Inc. 10.00% 1998............................................      800,000         877,672
                                                                                                           -----------
                                                                                                             1,030,238
                                                                                                           -----------
                    INFORMATION & ENTERTAINMENT--1.3%

                    Broadcasting & Media--1.1%
                    Lenfest Communications, Inc. 8.38% 2005..............................      255,000         254,363
                    Tele-Communications, Inc. 7.00% 1997.................................      300,000         304,056
                    Tele-Communications, Inc. 9.65% 2003.................................      375,000         422,513
                    Time Warner, Inc. 7.45% 1998.........................................    1,145,000       1,173,556

                    Leisure & Tourism--0.2%
                    Blockbuster Entertainment Corp. 6.63% 1998...........................      365,000         367,573
                                                                                                           -----------
                                                                                                             2,522,061
                                                                                                           -----------
                    INFORMATION TECHNOLOGY--1.1%

                    Communication Equipment--0.5%
                    Cablevision Industries Corp. 10.75% 2002.............................      980,000       1,060,850

                    Computers & Business Equipment--0.6%
                    Comdisco, Inc. 6.08% 1995............................................      350,000         350,000
                    Comdisco, Inc. 9.75% 1997............................................      700,000         728,378
                                                                                                           -----------
                                                                                                             2,139,228
                                                                                                           -----------
                    MATERIALS--0.1%

                    Forest Products--0.1%
                    PT Indah Kiat Pulp & Paper 8.88% 2000................................      170,000         160,650
                                                                                                           -----------

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT          VALUE

                    --------------------------------------------------------------------------------------------------
                    NON-U.S. GOVERNMENT OBLIGATIONS--1.3%

                    Foreign Government--1.3%
                    Government Backed Trusts 9.40% 1996..................................    $ 119,595     $   122,125
                    Petroleo Brasileiro SA 8.75% 1996(2).................................      800,000         799,456
                    Quebec Province Canada 13.25% 2014...................................      625,000         792,812
                    Republic of Argentina Bote II 5.90% 1997(1)..........................    1,430,000         554,840
                    Republic of Columbia 9.25% 2000(2)...................................      370,000         373,049
                                                                                                           -----------
                                                                                                             2,642,282
                                                                                                           -----------


                    U.S. GOVERNMENT & AGENCIES--16.9%

                    U.S. Government & Agencies--16.9%
                    Federal Home Loan Mortgage Corp. 6.50% 2018..........................      600,000         598,872
                    Federal Home Loan Mortgage Corp. 7.00% TBA...........................    3,500,000       3,501,085
                    Federal Home Loan Mortgage Corp. 7.50% TBA...........................    3,000,000       3,053,430
                    Federal Home Loan Mortgage Corp. 8.20% 1998..........................      310,000         318,962
                    Federal National Mortgage Association 7.00% TBA......................    2,000,000       2,023,120
                    Federal National Mortgage Association 7.50% TBA......................    1,000,000       1,023,120
                    Federal National Mortgage Association 7.70% 2004.....................      440,000         465,023
                    Federal National Mortgage Association 8.79% 2002.....................      180,000         180,900
                    Government National Mortgage Association 7.50% TBA...................    2,000,000       2,041,240
                    Government National Mortgage Association 8.00% TBA...................    5,000,000       5,173,400
                    Government National Mortgage Association 9.00% 2016..................      516,184         548,363
                    Government National Mortgage Association 9.00% 2016..................      583,076         619,425
                    Government National Mortgage Association 9.00% 2016..................      481,882         511,923
                    Government National Mortgage Association 9.00% 2017..................      342,014         360,504
                    Government National Mortgage Association 9.50% TBA...................    1,000,000       1,070,000
                    United States Treasury Bonds 7.88% 2021@.............................      280,000         336,437
                    United States Treasury Bonds 8.75% 2020..............................      520,000         680,794
                    United States Treasury Bonds 11.13% 2003.............................      510,000         678,540
                    United States Treasury Bonds 13.75% 2004.............................      200,000         307,500
                    United States Treasury Bonds Strip zero coupon 2020..................    3,310,000         681,529
                    United States Treasury Bonds Strip zero coupon 2004..................    9,580,000       5,691,191
                    United States Treasury Bonds Strip zero coupon 2018..................       50,000          11,837
                    United States Treasury Bonds Strip zero coupon 2021..................       40,000           7,687
                    United States Treasury Notes 7.25% 2004..............................      870,000         956,182
                    United States Treasury Notes 7.38% 1997..............................      850,000         880,549
                    United States Treasury Notes 7.50% 1999..............................    1,960,000       2,094,436
                                                                                                           -----------
                                                                                                            33,816,049
                                                                                                           -----------
                    UTILITIES--0.2%

                    Electric Utilities--0.2%
                    Central Maine Power Co. 7.45% 1999...................................      365,000         380,126
                                                                                                           -----------
                    TOTAL BONDS & NOTES (cost $64,132,258)...............................                   65,558,238
                                                                                                           -----------
                    TOTAL INVESTMENT SECURITIES (cost $170,194,711)......................                  187,514,184
                                                                                                           -----------

---------------------
  30

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--0.8%                                               AMOUNT          VALUE
                    --------------------------------------------------------------------------------------------------
                    FOREIGN SHORT-TERM NOTES--0.8%

                    Banco Nacional de Comercio Exterior SNC 9.94% due 5/13/96............    $ 200,000     $   191,736
                    Mexican Tesobonos 7.70% due 12/21/95.................................      100,000          99,575
                    Mexican Tesobonos 7.75% due 12/21/95.................................      400,000         398,300
                    Mexican Tesobonos 7.75% due 1/18/96..................................      100,000          98,986
                    Mexican Tesobonos 7.75% due 2/08/96..................................      140,000         139,580
                    Mexican Tesobonos 8.00% due 1/18/96..................................      100,000          98,950
                    Petroleo Brasileiro 8.38% due 12/15/95...............................      180,000         179,432
                    Republic of Argentina 9.50% due 12/04/95.............................      210,000         210,000
                    Republic of Brazil 10.25% due 12/29/95...............................      140,000         138,906
                                                                                                           -----------
                    TOTAL SHORT-TERM SECURITIES (cost $1,552,233)........................                    1,555,465
                                                                                                           -----------

                    REPURCHASE AGREEMENT--12.3%
                    --------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--12.3%

                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.75% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $24,554,921 and collateralized by $22,520,000 U.S. Treasury Notes
                      7.75% due 12/31/99@ (cost $24,551,000).............................    24,551,000      24,551,000
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $196,297,944)                                          106.9%                   213,620,649
                    Liabilities in excess of other assets--                         (6.9)                   (13,784,259)
                                                                                   -----                   ------------
                    NET ASSETS--                                                   100.0%                  $199,836,390
                                                                                   =====                   ============

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Variable rate security; rate as of November 30, 1995

              (2) Fair valued security; see Note 2

              ADR--American Depositary Receipt

              TBA--Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    -----------------------------------------------------------------------------------------------------------

                                                                                                                   UNREALIZED
                    NUMBER OF                                             EXPIRATION          VALUE AS OF        APPRECIATION/
                    CONTRACTS                DESCRIPTION                     DATE          NOVEMBER 30, 1995     (DEPRECIATION)
                    -----------------------------------------------------------------------------------------------------------
                      4 Long    90 Day Euro Dollar....................  September 1997         $ 944,700            $  7,670
                      4 Long    90 Day Euro Dollar....................  December 1997            943,200               7,170
                     43 Long    U.S. Long Bond........................  December 1995          5,134,469              80,274
                      2 Long    U.S. Long Bond........................  March 1996               238,313                (328)
                     10 Long    U.S. 2 Year Note......................  March 1996             2,090,938               5,393
                      8 Long    U.S. 5 Year Note......................  March 1996               877,000               6,689
                    14 Short    U.S. 10 Year Note.....................  March 1996             1,587,250             (11,918)
                                                                                                                    --------
                                Net Unrealized Appreciation.................................................        $ 94,950
                                                                                                                    ========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--99.3%                                                      SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--6.0%

                    Automotive--3.2%
                    Goodyear Tire & Rubber Co. ..........................................    82,000        $ 3,474,750
                    Magna International, Inc. ADR........................................    45,000          1,957,500

                    Retail--2.8%
                    Federated Department Stores, Inc.+...................................    79,700          2,321,263
                    Lowe's Cos., Inc. ...................................................    74,700          2,353,050
                    Pep Boys-Manny, Moe & Jack...........................................     3,300             87,450
                                                                                                           ------------
                                                                                                            10,194,013
                                                                                                           ------------
                    CONSUMER STAPLES--13.8%

                    Food, Beverage & Tobacco--10.9%
                    Campbell Soup Co. ...................................................    54,000          3,017,250
                    McDonald's Corp. ....................................................    60,000          2,677,500
                    PepsiCo, Inc. .......................................................    94,000          5,193,500
                    Philip Morris Cos., Inc. ............................................    70,000          6,142,500
                    Wendy's International, Inc. .........................................    83,000          1,711,875

                    Household Products--2.9%
                    Colgate-Palmolive Co. ...............................................    24,000          1,758,000
                    Gillette Co. ........................................................    61,700          3,200,687
                                                                                                           ------------
                                                                                                            23,701,312
                                                                                                           ------------
                    ENERGY--5.9%

                    Energy Services--1.2%
                    Western Atlas, Inc.+.................................................    42,000          2,010,750

                    Energy Sources--4.7%
                    Atlantic Richfield Co. ..............................................    40,200          4,356,675
                    Enron Corp. .........................................................    98,000          3,675,000
                                                                                                           ------------
                                                                                                            10,042,425
                                                                                                           ------------
                    FINANCE--17.2%

                    Banks--6.7%
                    BankAmerica Corp. ...................................................    38,000          2,417,750
                    Fifth Third Bancorp..................................................    22,000          1,608,750
                    First Chicago Corp. .................................................    49,200          3,419,400
                    NationsBank Corp. ...................................................    37,500          2,676,563
                    Republic New York Corp. .............................................    22,000          1,386,000

                    Financial Services--7.0%
                    Dean Witter, Discover & Co. .........................................    54,000          2,754,000
                    First USA, Inc. .....................................................    18,000            825,750
                    MBNA Corp. ..........................................................    35,000          1,413,125
                    Merrill Lynch & Co., Inc. ...........................................    48,000          2,670,000
                    Travelers Group, Inc. ...............................................    73,066          4,347,427

                    Insurance--3.5%
                    American International Group, Inc. ..................................    28,575          2,564,606
                    ITT Corp. ...........................................................    15,600          1,912,950
                    PMI Group, Inc. .....................................................    30,000          1,425,000
                                                                                                           ------------
                                                                                                            29,421,321
                                                                                                           ------------

---------------------
     32

                    COMMON STOCK (continued)                                                 SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    HEALTHCARE--11.5%

                    Drugs--4.2%
                    Lilly (Eli) & Co. ...................................................    44,500        $ 4,427,750
                    Schering-Plough Corp. ...............................................    48,000          2,754,000

                    Health Services--7.3%
                    Columbia/HCA Healthcare Corp. .......................................    76,700          3,959,637
                    Healthsource, Inc.+..................................................    21,500          1,343,750
                    U.S. HealthCare, Inc. ...............................................    80,000          3,640,000
                    United Healthcare Corp. .............................................    40,000          2,515,000
                    Value Health, Inc.+..................................................    39,000            979,875
                                                                                                           ------------
                                                                                                            19,620,012
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--8.7%

                    Aerospace & Military Technology--2.9%
                    AlliedSignal, Inc. ..................................................    51,000          2,409,750
                    Boeing Co. ..........................................................    30,300          2,208,113
                    Coltec Industries, Inc.+.............................................    30,000            330,000

                    Business Services--1.5%
                    WMX Technologies, Inc. ..............................................    87,000          2,566,500

                    Electrical Equipment--2.4%
                    General Electric Co. ................................................    61,200          4,115,700

                    Machinery--0.5%
                    Applied Materials, Inc.+.............................................    11,800            573,775
                    Centocor, Inc.+......................................................    25,200            352,800

                    Transportation--1.4%
                    Conrail, Inc. .......................................................    17,000          1,187,875
                    Illinois Central Corp. ..............................................    30,000          1,215,000
                                                                                                           ------------
                                                                                                            14,959,513
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--3.3%

                    Broadcasting & Media--1.2%
                    Tele-Communications Liberty Media Group+.............................    21,250            595,000
                    Tele-Communications TCI Group+.......................................    85,000          1,572,500

                    Leisure & Tourism--2.1%
                    Carnival Corp. ......................................................    75,000          1,950,000
                    Disney (Walt) Co. ...................................................    26,600          1,599,325
                                                                                                           ------------
                                                                                                             5,716,825
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--13.4%

                    Communication Equipment--2.8%
                    AirTouch Communications, Inc.+.......................................    130,00          3,786,250
                    Motorola, Inc. ......................................................    17,000          1,041,250

                    Computers & Business Equipment--3.5%
                    COMPAQ Computer Corp.+...............................................    73,400          3,633,300
                    International Business Machines Corp. ...............................    23,600          2,280,350

                    Electronics--7.1%
                    General Instrument Corp.+............................................    67,500          1,729,687
                    General Motors Corp., Class E........................................    50,000          2,525,000
                    Intel Corp. .........................................................    78,000          4,748,250
                    National Semiconductor Corp.+........................................   150,000          3,206,250
                                                                                                           ------------
                                                                                                            22,950,337
                                                                                                           ------------

                                                          ---------------------

                    COMMON STOCK (continued)                                                SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    MATERIALS--8.4%

                    Chemicals--7.0%
                    Eastman Kodak Co. ...................................................    30,000        $ 2,040,000
                    Monsanto Co. ........................................................    32,000          3,664,000
                    Morton International, Inc. ..........................................    36,000          1,246,500
                    Rohm & Haas Co. .....................................................    32,000          1,928,000
                    Union Carbide Corp. .................................................    79,000          3,130,375

                    Forest Products--1.2%
                    Alco Standard Corp. .................................................    46,000          2,001,000

                    Metals & Minerals--0.2%
                    Alumax, Inc.+........................................................    11,500            382,375
                                                                                                           ------------
                                                                                                            14,392,250
                                                                                                           ------------
                    UTILITIES--11.1%

                    Electric Utilities--5.1%
                    FPL Group, Inc.+.....................................................   100,000          4,337,500
                    Houston Industries, Inc. ............................................    94,500          4,323,375

                    Telephone--6.0%
                    AT&T Corp. ..........................................................    125,00          8,250,000
                    Century Telephone Enterprises, Inc. .................................    67,600          2,112,500
                                                                                                           ------------
                                                                                                            19,023,375
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $145,643,214)......................                  170,021,383
                                                                                                           ------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--4.4%                                               AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--4.4%

                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.50% due 12/01/95 (cost $7,513,000)...............................    $7,513,000      7,513,000
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $153,156,214)                           103.7%                                 177,534,383
                    Liabilities in excess of other assets--          (3.7)                                  (6,253,310)
                                                                    -----                                 ------------
                    NET ASSETS--                                    100.0%                                $171,281,073
                                                                    =====                                 ==============


              -----------------------------

              + Non-income producing securities

              ADR--American Depositary Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--90.8%                                                        SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--1.0%

                    Retail--1.0%
                    Home Depot, Inc......................................................       39,000     $ 1,730,625
                                                                                                           ------------
                    CONSUMER STAPLES--11.6%

                    Food, Beverage & Tobacco--9.4%
                    Coca-Cola Co. .......................................................       25,100       1,901,325
                    McDonald's Corp. ....................................................      107,900       4,815,038
                    PepsiCo, Inc. .......................................................       34,000       1,878,500
                    Philip Morris Cos., Inc. ............................................       81,300       7,134,075

                    Household Products--2.2%
                    Gillette Co. ........................................................       72,800       3,776,500
                                                                                                           ------------
                                                                                                            19,505,438
                                                                                                           ------------
                    FINANCE--22.2%

                    Banks--11.2%
                    Citicorp.............................................................       52,400       3,707,300
                    First Bank Systems, Inc. ............................................       37,800       1,951,425
                    First Chicago Corp. .................................................       61,100       4,246,450
                    First Interstate Bancorp.............................................       11,500       1,541,000
                    NationsBank Corp. ...................................................       44,500       3,176,188
                    Norwest Corp. .......................................................      124,620       4,112,460

                    Financial Services--9.2%
                    Beneficial Corp. ....................................................       27,900       1,415,925
                    Dean Witter, Discover & Co. .........................................       27,800       1,417,800
                    Federal National Mortgage Association................................       50,100       5,485,950
                    Household International, Inc. .......................................       32,900       2,056,250
                    MBNA Corp. ..........................................................       12,600         508,725
                    Merrill Lynch & Co., Inc. ...........................................       81,600       4,539,000

                    Insurance--1.8%
                    ITT Corp. ...........................................................       24,900       3,053,363
                                                                                                           ------------
                                                                                                            37,211,836
                                                                                                           ------------
                    HEALTHCARE--5.9%

                    Drugs--3.8%
                    Amgen, Inc.+.........................................................       55,200       2,739,300
                    Merck & Co., Inc. ...................................................       33,200       2,054,250
                    Schering-Plough Corp. ...............................................       26,500       1,520,437

                    Health Services--0.9%
                    United Healthcare Corp. .............................................       23,800       1,496,425

                    Medical Products--1.2%
                    Abbott Laboratories..................................................       19,700         800,313
                    Guidant Corp. .......................................................       34,600       1,293,175
                                                                                                           ------------
                                                                                                             9,903,900
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--6.7%

                    Business Services--1.2%
                    XTRA Corp. ..........................................................       48,750       2,084,063

                    Machinery--3.6%
                    Applied Materials, Inc.+.............................................      122,300       5,946,837

                                                           ---------------------

                    COMMON STOCK (continued)                                                  SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)

                    Transportation--1.9%
                    UAL Corp. ...........................................................       15,300     $ 3,201,525
                                                                                                           ------------
                                                                                                            11,232,425
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--11.1%

                    Broadcasting & Media--4.0%
                    Capital Cities/ABC, Inc. ............................................       10,400       1,285,700
                    Tele-Communications Liberty Media Group+.............................       49,725       1,392,300
                    Tele-Communications TCI Group+.......................................      217,100       4,016,350

                    Leisure & Tourism--7.1%
                    Disney (Walt) Co. ...................................................       98,600       5,928,325
                    KLM Royal Dutch Airlines ADR.........................................       49,500       1,707,750
                    Northwest Airlines Corp.+............................................       86,500       4,357,438
                                                                                                           ------------
                                                                                                            18,687,863
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--28.5%

                    Communication Equipment--13.4%
                    AirTouch Communications, Inc.+.......................................      195,500       5,693,937
                    Cox Communications, Inc.+............................................      136,300       2,726,000
                    DSC Communications Corp.+............................................       47,600       1,886,150
                    Ericsson (L.M.) Telephone Co. ADR....................................       83,000       1,971,250
                    Motorola, Inc. ......................................................       53,100       3,252,375
                    Nokia Corp. ADR......................................................      127,900       6,938,575

                    Computers & Business Equipment--4.5%
                    COMPAQ Computer Corp.+...............................................       37,500       1,856,250
                    Hewlett-Packard Co. .................................................       68,000       5,635,500

                    Electronics--2.1%
                    Intel Corp. .........................................................       59,200       3,603,800

                    Software--8.5%
                    Cisco Systems, Inc.+.................................................       57,100       4,803,537
                    Microsoft Corp.+.....................................................       64,500       5,619,562
                    Oracle Systems Corp.+................................................       84,400       3,829,650
                                                                                                           ------------
                                                                                                            47,816,586
                                                                                                           ------------
                    REAL ESTATE--1.4%

                    Real Estate Companies--1.4%
                    Green Tree Financial Corp. ..........................................       82,800       2,339,100
                                                                                                           ------------
                    UTILITIES--2.4%

                    Telephone--2.4%
                    AT&T Corp. ..........................................................       60,500       3,993,000
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $135,818,446)...............................                  152,420,773
                                                                                                           ------------

---------------------

                    WARRANTS--4.3%+                                                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY--4.3%

                    Electronics--4.3%
                    Intel Corp. (cost $3,451,125)........................................      231,000     $ 7,189,875
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $139,269,571)......................                  159,610,648
                                                                                                           ------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--4.8%                                               AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--4.7%

                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.50% due 12/01/95@................................................    $7,916,000       7,916,000
                                                                                                           ------------
                    U.S. GOVERNMENT--0.1%
                    United States Treasury Bills 5.18% due 12/21/95@.....................      100,000           99,716
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $8,015,713)........................                     8,015,716
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $147,285,284)                                          99.9%                    167,626,364
                    Other assets less liabilities--                                 0.1                         243,363
                                                                                  -----                    ------------
                    NET ASSETS--                                                  100.0%                   $167,869,727
                                                                                  =====                    ============


                    -----------------------

              +  Non-income producing securities

              ADR--American Depositary Receipt

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS

                    ------------------------------------------------------------------------------------------------------------

                    NUMBER OF                                               EXPIRATION         VALUE AS OF         UNREALIZED
                    CONTRACTS                 DESCRIPTION                      DATE         NOVEMBER 30, 1995     APPRECIATION
                    ------------------------------------------------------------------------------------------------------------
                      9 Long    Standard & Poor's 500 Index.............  December 1995         $2,732,625         $ 96,750
                                                                                                                  =========


              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO           INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--91.6%                                                        SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--4.7%

                    Apparel & Textiles--1.8%
                    Tommy Hilfiger Corp.+................................................       60,000     $ 2,647,500

                    Retail--2.9%
                    Federated Department Stores, Inc.+...................................       92,000       2,679,500
                    Office Depot, Inc.+..................................................       27,200         666,400
                    Sunglass Hut International, Inc.+....................................       50,700       1,064,700
                                                                                                           ------------
                                                                                                             7,058,100
                                                                                                           ------------
                    CONSUMER STAPLES--2.7%

                    Food, Beverage & Tobacco--2.7%
                    Boston Chicken, Inc.+................................................       49,000       1,696,625
                    Nabisco Holdings Corp. ..............................................       80,000       2,260,000
                                                                                                           ------------
                                                                                                             3,956,625
                                                                                                           ------------
                    ENERGY--4.5%

                    Energy Services--2.4%
                    Schlumberger Ltd. ...................................................       30,000       1,905,000
                    Tidewater, Inc. .....................................................       50,000       1,431,250
                    Western Atlas, Inc.+.................................................        4,000         191,500

                    Energy Sources--2.1%
                    Apache Corp. ........................................................       88,000       2,343,000
                    Burlington Northern Santa Fe.........................................       10,600         854,625
                                                                                                           ------------
                                                                                                             6,725,375
                                                                                                           ------------
                    FINANCE--12.4%

                    Banks--1.4%
                    Chase Manhattan Corp. ...............................................       34,000       2,069,750

                    Financial Services--5.0%
                    Dean Witter, Discover & Co. .........................................       46,000       2,346,000
                    Morgan Stanley Group, Inc. ..........................................       22,000       1,897,500
                    Travelers Group, Inc. ...............................................       55,000       3,272,500

                    Insurance--6.0%
                    Aetna Life & Casualty Co. ...........................................       62,500       4,585,938
                    Cigna Corp. .........................................................       25,000       2,750,000
                    Prudential Reinsurance Holdings, Inc. ...............................       82,000       1,711,750
                                                                                                           ------------
                                                                                                            18,633,438
                                                                                                           ------------
                    HEALTHCARE--17.0%

                    Drugs--4.8%
                    Amgen, Inc.+.........................................................       40,000       1,985,000
                    Boston Scientific Corp.+.............................................       37,000       1,498,500
                    Merck & Co., Inc. ...................................................       26,500       1,639,688
                    SmithKline Beecham PLC ADR...........................................       40,000       2,130,000

                    Health Services--3.1%
                    Pharmacia & Upjohn, Inc.+............................................       65,000       2,331,875
                    U.S. HealthCare, Inc. ...............................................       50,000       2,275,000

---------------------

                    COMMON STOCK (continued)                                                 SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)

                    Medical Products--9.1%
                    Baxter International, Inc. ..........................................       60,000     $ 2,520,000
                    Genzyme Corp.+.......................................................       40,000       2,610,000
                    Guidant Corp. .......................................................       64,500       2,410,687
                    IDEXX Laboratories, Inc.+............................................       51,000       2,269,500
                    Medtronic, Inc. .....................................................       28,000       1,536,500
                    Possis Medical, Inc. ................................................      125,000       2,234,375
                                                                                                           ------------
                                                                                                            25,441,125
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--11.2%

                    Aerospace & Military Technology--2.2%
                    Boeing Co. ..........................................................       46,000       3,352,250

                    Business Services--2.4%
                    CUC International, Inc.+.............................................       60,000       2,280,000
                    DST Systems, Inc. ...................................................       48,000       1,386,000

                    Electrical Equipment--2.1%
                    Austria Mikro Systeme International AG...............................        7,200       1,265,864
                    AVX Corp. ...........................................................       65,000       1,868,750

                    Machinery--4.5%
                    BJ Services Co.+.....................................................      107,000       2,634,875
                    Case Corp. ..........................................................       40,000       1,670,000
                    Harnischfeger Industries, Inc. ......................................       70,000       2,371,250
                                                                                                           ------------
                                                                                                            16,828,989
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--9.7%

                    Broadcasting & Media--8.3%
                    Evergreen Media Corp.+...............................................       50,000       1,212,500
                    MobileMedia Corp.+...................................................      120,000       3,105,000
                    News Corp., Ltd. ADR.................................................      100,000       1,887,500
                    Tele-Communications Liberty Media Group+.............................       18,750         525,000
                    Tele-Communications TCI Group+.......................................       75,000       1,387,500
                    Viacom, Inc.+........................................................       90,500       4,366,625

                    Leisure & Tourism--1.4%
                    Disney (Walt) Co. ...................................................       35,000       2,104,375
                                                                                                           ------------
                                                                                                            14,588,500
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--24.0%

                    Communication Equipment--4.9%
                    Ericsson (L.M.) Telephone Co. ADR....................................       96,000       2,280,000
                    Glenayre Technologies, Inc.+.........................................       25,000       1,431,250
                    Paging Network, Inc.+................................................      160,000       3,560,000

                    Computers & Business Equipment--10.7%
                    3Com Corp.+..........................................................       78,000       3,568,500
                    Ascend Communications, Inc.+.........................................       22,000       1,573,000
                    Bay Networks, Inc.+..................................................       81,500       3,667,500
                    NETCOM On-Line Communications Services+..............................       21,000       1,533,000
                    Newbridge Networks Corp.+............................................       54,000       2,301,750
                    StrataCom, Inc.+.....................................................       26,000       1,950,000
                    Sun Microsystems, Inc.+..............................................       18,000       1,514,250

                    Electronics--1.3%
                    Intel Corp. .........................................................       31,000       1,887,125

                    Software--4.9%
                    America Online, Inc.+................................................       50,000       2,043,750
                    Cheyenne Software, Inc.+.............................................       60,600       1,408,950

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)

                    Software (continued)
                    Premenos Technology Corp.+...........................................       50,000     $ 2,125,000
                    Sybase, Inc.+........................................................       50,000       1,756,250

                    Telecommunications--2.2%
                    MFS Communications, Inc.+............................................       45,000       2,047,500
                    Mobile Telecommunication Technologies Corp.+.........................       55,000       1,265,000
                                                                                                           ------------
                                                                                                            35,912,825
                                                                                                           ------------
                    MATERIALS--5.4%

                    Chemicals--5.4%
                    Arcadian Corp. ......................................................      155,000       3,216,250
                    Monsanto Co. ........................................................       20,000       2,290,000
                    USA Waste Services, Inc.+............................................      125,000       2,625,000
                                                                                                           ------------
                                                                                                             8,131,250
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $120,802,728)......................                  137,276,227
                                                                                                           ------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--9.5%                                               AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES--7.5%
                    Albertson's, Inc. 5.70% due 12/14/95.................................    $3,110,000       3,103,599
                    Bellsouth Capital Funding Corp. 5.71% due 12/12/95...................     2,280,000       2,276,022
                    du Pont (E.I.) de Nemours & Co. 5.71% due 12/05/95...................     2,430,000       2,428,458
                    Heinz (H.J.) Co. 5.72% due 12/01/95..................................       700,000         700,000
                    Wal-Mart Stores, Inc. 5.70% due 12/04/95.............................     2,775,000       2,773,682
                                                                                                           ------------
                                                                                                             11,281,761
                                                                                                           ------------
                    FEDERAL AGENCY OBLIGATIONS--2.0%
                    Federal Home Loan Bank Discount Notes 5.80% due 12/01/95.............     2,930,000       2,930,000
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $14,211,761).......................                    14,211,761
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $135,014,489)                                          101.1%                   151,487,988
                    Liabilities in excess of other assets --                        (1.1)                    (1,577,505)
                                                                                   ------                  ------------
                    NET ASSETS --                                                  100.0%                  $149,910,483
                                                                                                          =============
                                                                                   ======


              -----------------------------

              + Non-income producing securities

              ADR--American Depositary Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PROVIDENT GROWTH
    PORTFOLIO                            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--96.7%                                                      SHARES         VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--2.9%

                    Retail--2.9%
                    AutoZone, Inc.+......................................................    49,500     $ 1,441,688
                    Office Depot, Inc.+..................................................    76,000       1,862,000
                                                                                                        ------------
                                                                                                          3,303,688
                                                                                                        ------------
                    CONSUMER STAPLES--0.9%

                    Household Products--0.9%
                    Gillette Co..........................................................    20,600       1,068,625
                                                                                                        ------------
                    ENERGY--2.0%

                    Energy Sources--2.0%
                    Enron Corp...........................................................    60,800       2,280,000
                                                                                                        ------------
                    FINANCE--15.9%

                    Financial Services--12.5%
                    Federal Home Loan Mortgage Corp......................................    5,300.         408,100
                    Federal National Mortgage Association................................    20,600       2,255,700
                    Finova Group, Inc....................................................    31,000       1,503,500
                    First Data Corp......................................................    83,625       5,937,375
                    First USA, Inc.......................................................    28,200       1,293,675
                    MBNA Corp............................................................    75,300       3,040,237

                    Insurance--3.4%
                    American International Group, Inc....................................    15,300       1,373,175
                    MGIC Investment Corp.................................................    36,400       2,024,750
                    PMI Group, Inc.......................................................    11,500         546,250
                                                                                                        ------------
                                                                                                         18,382,762
                                                                                                        ------------
                    HEALTHCARE--11.4%

                    Drugs--5.4%
                    Amgen, Inc.+.........................................................    17,000         843,625
                    Cardinal Health, Inc.................................................    26,800       1,447,200
                    Merck & Co., Inc.....................................................    14,200         878,625
                    Pfizer, Inc..........................................................    26,800       1,554,400
                    Quorum Health Group, Inc.+...........................................    41,600         899,600
                    Scherer (R.P.) Corp.+................................................    13,200         585,750

                    Health Services--2.5%
                    HEALTHSOUTH Corp.+...................................................    48,200       1,458,050
                    United Healthcare Corp...............................................    22,500       1,414,687

                    Medical Products--3.5%
                    Medtronic, Inc.......................................................    53,400       2,930,325
                    St. Jude Medical, Inc................................................    28,200       1,113,900
                                                                                                        ------------
                                                                                                         13,126,162
                                                                                                        ------------
                    INDUSTRIAL & COMMERCIAL--10.9%

                    Aerospace & Military Technology--1.8%
                    Boeing Co............................................................    28,300       2,062,363

                                                           ---------------------

                    COMMON STOCK (continued)                                                SHARES         VALUE
                    -----------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)

                    Business Services--2.3%
                    ASM Lithography Holdings NV+.........................................    20,000     $   842,500
                    CUC International, Inc.+.............................................    17,000         646,000
                    Loewen Group, Inc....................................................    45,400       1,203,100

                    Electrical Equipment--1.4%
                    AVX Corp.............................................................    24,000         690,000
                    SGS-Thomson Microelectronics NV+.....................................    25,000         931,250

                    Machinery--4.8%
                    American Standard Companies, Inc.+...................................    37,800       1,134,000
                    Applied Materials, Inc.+.............................................    55,400       2,693,825
                    Tyco International Ltd...............................................    53,400       1,675,425

                    Transportation--0.6%
                    Fritz Cos., Inc.+....................................................    17,400         674,250
                                                                                                        ------------
                                                                                                         12,552,713
                                                                                                        ------------
                    INFORMATION & ENTERTAINMENT--6.9%

                    Broadcasting & Media--5.0%
                    British Sky Broadcast Group PLC ADR..................................    49,900       1,989,762
                    Cabletron Systems, Inc.+.............................................    23,500       1,950,500
                    Capital Cities/ABC, Inc..............................................    14,900       1,842,013

                    Leisure & Tourism--1.9%
                    HFS, Inc.............................................................    31,200       2,160,600
                                                                                                        ------------
                                                                                                          7,942,875
                                                                                                        ------------
                    INFORMATION TECHNOLOGY--44.1%

                    Communication Equipment--9.7%
                    Ericsson (L.M.) Telephone Co. ADR....................................   206,400       4,902,000
                    Glenayre Technologies, Inc.+.........................................    16,800         961,800
                    Motorola, Inc........................................................    18,800       1,151,500
                    Nokia Corp. ADR......................................................    76,400       4,144,700

                    Computers & Business Equipment--8.4%
                    3Com Corp.+..........................................................    47,800       2,186,850
                    Automatic Data Processing, Inc.......................................    7,800.         621,075
                    Ceridian Corp.+......................................................    13,000         546,000
                    Computer Sciences Corp.+.............................................    23,600       1,716,900
                    Hewlett-Packard Co...................................................    24,500       2,030,437
                    United States Robotics Corp..........................................    23,800       2,612,050

                    Electronics--10.6%
                    Analog Devices, Inc.+................................................    50,950       1,885,150
                    Intel Corp...........................................................    65,700       3,999,487
                    LSI Logic Corp.+.....................................................    32,000       1,340,000
                    Molex, Inc...........................................................    26,875         839,844
                    Texas Instruments, Inc...............................................    49,100       2,841,663
                    Xilinx, Inc.+........................................................    39,800       1,278,575

                    Software--13.6%
                    Cisco Systems, Inc.+.................................................    33,800       2,843,425
                    Computer Associates International, Inc...............................    49,200       3,222,600
                    Informix Corp.+......................................................    56,600       1,567,113
                    Microsoft Corp.+.....................................................    38,700       3,371,737
                    Oracle Systems Corp.+................................................    88,550       4,017,956
                    Paychex, Inc.........................................................    15,000         676,875

---------------------

                    COMMON STOCK (continued)                                                 SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)

                    Telecommunications--1.8%
                    Andrew Corp.+........................................................    27,850        $ 1,204,513
                    Frontier Corp........................................................    35,400            915,975
                                                                                                           ------------
                                                                                                            50,878,225
                                                                                                           ------------
                    MATERIALS--1.7%

                    Chemicals--0.9%
                    Air Products & Chemicals, Inc........................................    17,500            971,250

                    Forest Products--0.8%
                    Alco Standard Corp...................................................    21,400            930,900
                                                                                                           ------------
                                                                                                             1,902,150
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $83,389,759).......................                  111,437,200
                                                                                                           ------------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT--2.3%                                                AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--2.3%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.50% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $2,633,329 and collateralized by $2,345,000 U.S. Treasury Bonds
                      7.50% due 11/15/16 (cost $2,633,000)...............................    $2,633,000      2,633,000
                                                                                                          ------------
                    TOTAL INVESTMENTS--
                      (cost $86,022,759)                                            99.0%                  114,070,200
                    Other assets less liabilities--                                  1.0                     1,205,839
                                                                                   -----                  ------------
                    NET ASSETS--                                                   100.0%                 $115,276,039
                                                                                   =====                  ============


              -----------------------------

              + Non-income producing securities

              ADR--American Depositary Receipt

              See Notes to Financial Statements

                                                          ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    VENTURE VALUE PORTFOLIOIINVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--87.9%                                                      SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--4.7%

                    Automotive--2.3%
                    General Motors Corp. ................................................        72,000     $ 3,492,000

                    Retail--2.4%
                    Federated Department Stores, Inc.+...................................        68,800       2,003,800
                    Harcourt General, Inc. ..............................................        36,600       1,473,150
                    Office Max, Inc. ....................................................           100           2,275
                    Sears, Roebuck & Co. ................................................         8,100         318,937
                                                                                                            ------------
                                                                                                              7,290,162
                                                                                                            ------------
                    CONSUMER STAPLES--8.5%

                    Food, Beverage & Tobacco--7.5%
                    American Brands, Inc. ...............................................         2,400         100,200
                    Archer-Daniels-Midland Co. ..........................................         3,200          55,200
                    Coca-Cola Co. .......................................................        53,000       4,014,750
                    McDonald's Corp. ....................................................        69,600       3,105,900
                    Nestle SA ADR........................................................        32,900       1,756,113
                    Philip Morris Cos., Inc. ............................................         2,600         228,150
                    Seagram Co., Ltd. ...................................................        36,600       1,335,900
                    Tyson Foods, Inc. ...................................................        43,400       1,030,750

                    Household Products--1.0%
                    American Home Products Corp. ........................................           600          54,750
                    Gillette Co. ........................................................        27,800       1,442,125
                    Maytag Corp. ........................................................         2,200          44,825
                                                                                                            ------------
                                                                                                             13,168,663
                                                                                                            ------------
                    ENERGY--4.3%

                    Energy Services--4.2%
                    Amerada Hess Corp. ..................................................        45,200       2,147,000
                    Amoco Corp. .........................................................           700          47,425
                    Burlington Resources, Inc. ..........................................        55,100       2,121,350
                    Chevron Corp. .......................................................         4,100         202,438
                    Energy Ventures, Inc.+...............................................        28,400         596,400
                    Exxon Corp. .........................................................         6,500         502,937
                    Mobil Corp. .........................................................           600          62,625
                    Schlumberger Ltd. ...................................................        11,600         736,600
                    Sonat, Inc. .........................................................         1,200          38,700

                    Energy Sources--0.1%
                    Atlantic Richfield Co. ..............................................         1,300         140,888
                                                                                                            ------------
                                                                                                              6,596,363
                                                                                                            ------------
                    FINANCE--41.7%

                    Banks--10.3%
                    Banc One Corp. ......................................................        80,900       3,084,312
                    First Bank Systems, Inc. ............................................        68,900       3,556,962
                    First Union Corp. ...................................................         1,100          60,088
                    Golden West Financial Corp. .........................................        38,300       1,958,088
                    Republic New York Corp. .............................................        13,100         825,300
                    State Street Boston Corp. ...........................................        56,200       2,529,000
                    Wells Fargo & Co. ...................................................        18,400       3,868,600

---------------------

                    COMMON STOCK (continued)                                                    SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)

                    Financial Services--13.4%
                    American Express Co. ................................................       121,300     $ 5,155,250
                    Barnett Banks, Inc. .................................................        24,500       1,473,063
                    Dean Witter, Discover & Co. .........................................        12,800         652,800
                    Donaldson Lufkin & Jenrette, Inc. ...................................        26,100         867,825
                    Federal Home Loan Mortgage Corp. ....................................        10,800         831,600
                    Morgan (J.P.) & Co., Inc. ...........................................        38,000       2,983,000
                    Morgan Stanley Group, Inc. ..........................................        44,100       3,803,625
                    Travelers Group, Inc. ...............................................        85,200       5,069,400

                    Insurance--18.0%
                    20th Century Industries+ ............................................        76,400       1,394,300
                    Allstate Corp. ......................................................        97,795       4,009,595
                    American International Group, Inc. ..................................        21,700       1,947,575
                    Berkley (W.R.) Corp. ................................................        45,200       2,045,300
                    Chubb Corp. .........................................................        45,800       4,454,050
                    Equitable Cos., Inc. ................................................       176,700       4,395,412
                    General Reinsurance Group............................................        28,900       4,324,162
                    NAC Reinsurance Corp. ...............................................        48,900       1,613,700
                    National Reinsurance Corp. ..........................................        21,700         713,388
                    Progressive Corp., Ohio..............................................        36,100       1,606,450
                    Transatlantic Holdings, Inc. ........................................        19,400       1,333,750
                                                                                                            ------------
                                                                                                             64,556,595
                                                                                                            ------------
                    HEALTHCARE--3.1%

                    Drugs--3.1%
                    Bristol-Myers Squibb Co. ............................................           500          40,125
                    Johnson & Johnson Co. ...............................................        14,700       1,273,388
                    Merck & Co., Inc. ...................................................        10,400         643,500
                    Pfizer, Inc. ........................................................        48,500       2,813,000

                    Health Services--0.0%
                    Transport Holdings, Inc.+ ...........................................           316          12,403
                                                                                                            ------------
                                                                                                              4,782,416
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL--1.4%

                    Business Services--0.0%
                    Dun & Bradstreet Corp. ..............................................           300          18,713
                    WMX Technologies, Inc. ..............................................         1,000          29,500

                    Electrical Equipment--0.2%
                    General Electric Co. ................................................         3,200         215,200

                    Transportation--1.2%
                    Illinois Central Corp. ..............................................        21,000         850,500
                    Union Pacific Corp. .................................................        15,500       1,050,125
                                                                                                            ------------
                                                                                                              2,164,038
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT--6.5%

                    Broadcasting & Media--4.6%
                    Gannett Co., Inc. ...................................................        49,400       3,013,400
                    News Corp., Ltd. ADR.................................................       142,000       2,680,250
                    Tribune Co. .........................................................        23,500       1,515,750

                    Leisure & Tourism--1.9%
                    Disney (Walt) Co. ...................................................        14,300         859,788
                    Host Marriott Corp.+ ................................................       158,900       2,045,837
                                                                                                            ------------
                                                                                                             10,115,025
                                                                                                            ------------

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY--8.9%

                    Communication Equipment--1.5%
                    AirTouch Communications, Inc.+.......................................        57,000     $ 1,660,125
                    Cellular Communications, Inc.+ ......................................        11,900         569,713
                    SBC Communications, Inc. ............................................           700          37,800

                    Computers & Business Equipment--2.4%
                    Hewlett-Packard Co. .................................................        44,500       3,687,937

                    Electronics--5.0%
                    Cirrus Logic, Inc.+..................................................        32,400         939,600
                    Intel Corp. .........................................................        68,600       4,176,025
                    Texas Instruments, Inc. .............................................        46,100       2,668,037

                    Telecommunications--0.0%
                    Royal PTT Nederland NV ADR+ .........................................           100           3,538
                                                                                                            ------------
                                                                                                             13,742,775
                                                                                                            ------------
                    MATERIALS--5.7%

                    Chemicals--0.9%
                    Dow Chemical Co. ....................................................           400          28,350
                    Eastman Kodak Co. ...................................................        21,800       1,482,400

                    Forest Products--4.5%
                    Fort Howard Corp.+...................................................        86,200       1,713,225
                    International Paper Co. .............................................           600          22,875
                    Jefferson Smurfit Corp. .............................................        57,700         649,125
                    Mead Corp. ..........................................................        20,100       1,148,212
                    Union Camp Corp. ....................................................        47,400       2,328,525
                    Weyerhaeuser Co. ....................................................        24,200       1,095,050

                    Metals & Minerals--0.3%
                    Alumax, Inc.+........................................................         3,900         129,675
                    Reynolds Metals Co. .................................................         5,500         317,625
                                                                                                            ------------
                                                                                                              8,915,062
                                                                                                            ------------
                    REAL ESTATE--2.0%

                    Real Estate Investment Trusts--2.0%
                    Federal Realty Investment Trust......................................        25,000         550,000
                    Kimco Realty Corp. ..................................................         3,700         148,000
                    Mid-Atlantic Realty Trust............................................        14,800         125,800
                    Saul Centers, Inc. ..................................................        15,900         220,613
                    Simon Property Group, Inc. ..........................................           400           9,300
                    United Dominion Realty Trust, Inc. ..................................        27,300         385,612
                    Vornado Realty Trust.................................................        39,200       1,391,600
                    Weingarten Realty Investors..........................................         8,000         274,000
                                                                                                            ------------
                                                                                                              3,104,925
                                                                                                            ------------
                    UTILITIES--1.1%

                    Electric Utilities--0.1%
                    Carolina Power & Light Co. ..........................................           600          19,725
                    Duke Power Co. ......................................................           900          40,387
                    New England Electric Systems.........................................           300          11,700
                    San Diego Gas & Electric Co. ........................................           500          11,375
                    SCEcorp. ............................................................           700          10,938
                    Southern Co. ........................................................         1,200          27,450
                    Wisconsin Energy Corp. ..............................................           500          14,750

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)

                    Telephone--1.0%
                    AT&T Corp. ..........................................................         7,700    $    508,200
                    MCI Communications Corp. ............................................        39,700       1,061,975
                                                                                                           ------------
                                                                                                              1,706,500
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $121,711,418)...............................                   136,142,524
                                                                                                           ------------

                    PREFERRED STOCK--2.4%
                    ---------------------------------------------------------------------------------------------------
                    FINANCE--2.4%
                    Banks--2.4%
                    Banc One Corp., Series C.............................................         3,700         250,213
                    Citicorp.............................................................        18,510       3,549,292
                                                                                                           ------------
                    TOTAL PREFERRED STOCK (cost $3,029,488)..............................                     3,799,505
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $124,740,906)......................                   139,942,029
                                                                                                           ------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--11.0%                                               AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS--11.0%

                    Federal Farm Credit Bank Discount Notes 5.68% due 12/04/95...........   $ 5,410,000       5,407,439
                    Federal Home Loan Mortgage Discount Notes 5.80% due 12/01/95.........    11,590,000      11,590,000
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $16,997,439)                                           16,997,439
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $141,738,345)                                          101.3%                   156,939,468
                    Liabilities in excess of other assets--                         (1.3)                    (2,031,471)
                                                                                   ------                  ------------
                      NET ASSETS--                                                 100.0%                  $154,907,997
                                                                                   ======                  ============


              -----------------------------

              + Non-income producing securities

              ADR--American Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--94.7%                                                        SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    AUSTRALIA--1.0%
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        67,219     $   543,778
                    Mayne Nickless Ltd. (Industrial & Commercial)........................        27,313         125,680
                    National Australia Bank Ltd. (Finance)...............................        41,000         357,236
                    Qantas Airways Ltd. (Industrial & Commercial)........................        41,731          70,925
                    Woolworths Ltd. (Consumer Discretionary).............................       275,404         643,849
                                                                                                            ------------
                                                                                                              1,741,468
                                                                                                            ------------
                    BELGIUM--0.3%
                    Kredietbank NV (Finance).............................................         2,271         580,545
                                                                                                            ------------
                    CANADA--1.4%
                    Alcan Aluminium Ltd. (Materials).....................................            52           1,763
                    Magna International, Inc. (Consumer Discretionary)...................        15,000         651,454
                    Renaissance Energy Ltd. (Energy).....................................        71,900       1,653,938
                                                                                                            ------------
                                                                                                              2,307,155
                                                                                                            ------------
                    DENMARK--0.7%
                    Den Danske Bank (Finance)............................................        15,300       1,035,112
                    Tele Danmark A/S (Utilities).........................................         3,300         179,668
                                                                                                            ------------
                                                                                                              1,214,780
                                                                                                            ------------
                    FINLAND--1.0%
                    Metsa-Serla Oy (Materials)...........................................        14,400         485,446
                    Nokia Corp. (Information Technology).................................        12,800         702,315
                    Unitas Ltd. (Finance)................................................       175,035         435,431
                                                                                                            ------------
                                                                                                              1,623,192
                                                                                                            ------------
                    FRANCE--5.6%
                    Assurance General de France (Finance)................................        22,600         726,841
                    Banque National Paris (Finance)......................................        16,200         717,403
                    Bouygues SA (Consumer Discretionary).................................         3,100         340,407
                    Casino Guichard Perrachon et Cie S.C.A. (Consumer Discretionary).....         6,849         193,509
                    Cie Financiere de Paribas (Finance)..................................         8,415         467,247
                    Credit Foncier de France (Finance)...................................         7,300         142,328
                    Eaux (cie Generale) (Industrial & Commercial)........................         7,370         717,137
                    Groupe Danone (Consumer Staples).....................................         4,490         702,673
                    Legris Industries SA (Industrial & Commercial).......................         5,700         191,885
                    Peugeot SA (Consumer Discretionary)..................................         5,550         717,313
                    Salomon SA (Consumer Staples)........................................           920         512,125
                    Sanofi SA (Healthcare)...............................................         7,600         439,964
                    Sefimeg (Real Estate)................................................         3,700         255,786
                    Seita (Healthcare)...................................................        16,000         525,799
                    Simco (Real Estate)..................................................         2,600         237,050
                    Societe de Immeubles (Real Estate)...................................         2,671         147,720
                    Total SA (Energy)....................................................        12,405         763,117
                    TV Francaise (Information & Entertainment)...........................         3,430         338,842
                    Unibail SA (Finance).................................................         4,630         459,243
                    Union Immeubles de France (Real Estate)..............................         3,300         295,582
                    USINOR SACILOR (Materials)...........................................        23,900         344,336
                                                                                                            ------------
                                                                                                              9,236,307
                                                                                                            ------------
                    GERMANY--2.7%
                    Bayer AG (Materials).................................................         3,810         991,290
                    Deutsche Bank AG (Finance)...........................................        22,000       1,032,082

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    GERMANY (continued)
                    KSB Kl Schanz Beck (Finance).........................................           950     $   154,360
                    Lufthansa AG (Industrial & Commercial)...............................         3,780         501,805
                    Schmalbach-Lubeca AG (Materials).....................................         2,400         350,135
                    Sudzucker AG (Consumer Staples)......................................           953         484,308
                    Veba AG (Utilities)..................................................        22,180         904,805
                                                                                                            ------------
                                                                                                              4,418,785
                                                                                                            ------------
                    HONG KONG--1.7%
                    CITIC Pacific Ltd. (Information & Entertainment).....................        97,000         305,363
                    Consolidated Electric Power (Utilities)..............................       257,000         420,309
                    Dao Heng Bank Group (Finance)........................................       101,000         372,144
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................        79,400         129,854
                    Hopewell Holdings Ltd. (Real Estate).................................       647,000         365,955
                    Hysan Development Co., Ltd. (Real Estate)............................        50,000         130,254
                    Johnson Electric Holdings Ltd. (Industrial & Commercial).............       109,000         225,471
                    New World Development Co., Ltd. (Real Estate)........................        32,783         136,898
                    New World Infrastructure Ltd. (Consumer Discretionary)...............           227             395
                    Sun Hung Kai Properties Ltd. (Real Estate)...........................        24,000         193,150
                    Television Broadcasting Ltd. (Information & Entertainment)...........        68,000         256,707
                    Yizheng Chemical Fibre (Materials)...................................       947,000         231,397
                                                                                                            ------------
                                                                                                              2,767,897
                                                                                                            ------------
                    INDIA--0.2%
                    Bajaj Auto GDR (Consumer Discretionary)..............................        13,400         301,500
                                                                                                            ------------
                    INDONESIA--0.7%
                    Hanjaya Mandala Sampoerna (Healthcare)...............................        60,000         601,708
                    Indosat (Information Technology).....................................       123,500         417,796
                    Perusahaan Persero Part Telekom ADR (Utilities)......................         6,000         126,000
                                                                                                            ------------
                                                                                                              1,145,504
                                                                                                            ------------
                    IRELAND--0.3%
                    Irish Life PLC (Finance).............................................       120,066         462,012
                                                                                                            ------------
                    ITALY--0.9%
                    ENI SPA (Energy).....................................................       106,000         347,993
                    Rinascente (Consumer Discretionary)..................................       102,000         571,497
                    SIP (Finance)........................................................       284,050         386,331
                    Telecom Italia Mobile SPA nonconvertible (Utilities).................        92,500          90,234
                    Telecom Italia Mobile SPA (Utilities)................................        24,450          39,446
                                                                                                            ------------
                                                                                                              1,435,501
                                                                                                            ------------
                    JAPAN--23.2%
                    Amano Corp. (Industrial & Commercial)................................        39,000         490,614
                    Aoki International Co., Ltd. (Consumer Discretionary)................         3,000          71,057
                    Asahi Bank (Finance).................................................       113,000       1,310,467
                    Asahi Glass Co., Ltd. (Materials)....................................        72,000         792,531
                    Bank of Tokyo Ltd. (Finance).........................................        37,000         603,636
                    Canon, Inc. (Information Technology).................................        10,000         175,921
                    Chiba Bank Ltd. (Finance)............................................        23,000         202,310
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial)..............        25,000         437,346
                    Daifuku Co., Ltd. (Industrial & Commercial)..........................        25,000         304,668
                    Daito Trust Construction Co. (Industrial & Commercial)...............         4,000          38,880
                    Daiwa House Industry Co. Ltd. (Industrial & Commercial)..............        14,000         209,140
                    Daiwa Securities Co., Ltd. (Finance).................................        14,000         194,005
                    DDI Corp. (Healthcare)...............................................           208       1,672,177
                    East Japan Railway (Industrial & Commercial).........................           135         662,064
                    Fuji Bank Ltd. (Finance).............................................        59,000       1,229,287
                    Fuji Photo Film Co., Ltd. (Materials)................................        11,000         272,432

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Furukawa Co., Ltd. (Materials).......................................        40,000     $   199,312
                    Heiwa Corp. (Industrial & Commercial)................................        23,000         596,757
                    Hirose Electric Co., Ltd. (Information Technology)...................         3,000         182,506
                    Hokkaido Takushoku Bank Ltd. (Finance)...............................        75,000         198,280
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        11,000         198,919
                    House Food Corp. (Consumer Staples)..................................        18,000         318,428
                    Ito-Yokado Co. (Consumer Discretionary)..............................         7,000         386,634
                    Japan Securities Finance Co., Ltd. (Finance).........................        30,000         430,467
                    Kamigumi Co., Ltd. (Industrial & Commercial).........................        28,000         255,096
                    Kandenko Co. (Consumer Discretionary)................................        24,000         292,482
                    Kao Corp. (Consumer Staples).........................................        62,000         761,671
                    Kirin Brewery Co., Ltd. (Consumer Staples)...........................        35,000         371,499
                    Kokuyo Co., Ltd. (Industrial & Commercial)...........................         9,000         193,710
                    Kuraray Co., Ltd. (Materials)........................................        57,000         582,604
                    Kyocera Corp. (Information Technology)...............................         4,000         316,462
                    Long-Term Credit Bank of Japan Ltd. (Finance)........................        22,000         181,405
                    Mabuchi Motor Co., Ltd. (Consumer Discretionary).....................         6,000         371,499
                    Maeda Corp. (Industrial & Commercial)................................         9,000         153,907
                    Marui Co., Ltd. (Consumer Discretionary).............................         3,000          56,020
                    Matsushita Electric Industrial Co., Ltd. (Industrial & Commercial)...        58,000         860,737
                    Matsushita Electric Works Ltd. (Industrial & Commercial).............        37,000         381,818
                    Mitsubishi Bank Ltd. (Finance).......................................        56,000       1,221,818
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial)...........        47,000         374,614
                    Mitsubishi Materials Corp. (Materials)...............................        39,000         196,246
                    Mitsubishi Oil Co., Ltd. (Utilities).................................        47,000         403,715
                    Mitsui Marine & Fire Co., Ltd. (Finance).............................        60,000         403,931
                    Mitsui Trust & Banking Co. (Finance).................................       123,000       1,153,238
                    Mori Seiki Co., Ltd. (Industrial & Commercial).......................         9,000         178,673
                    National House Industrial Co., Ltd. (Industrial & Commercial)........        14,000         227,027
                    NGK Insulators Ltd. (Industrial & Commercial)........................        25,000         248,157
                    NGK Spark Plug Co., Ltd. (Industrial & Commercial)...................         7,000          90,123
                    Nikko Securities Co., Ltd. (Finance).................................        39,000         429,287
                    Nintendo Co., Ltd. (Consumer Discretionary)..........................         5,100         402,988
                    Nippon Express Co., Ltd. (Industrial & Commercial)...................        35,000         303,735
                    Nippon Light Metal Co., Ltd. (Materials).............................        40,000         231,941
                    Nippon Steel Corp. (Materials).......................................       112,000         385,258
                    Nisshin Steel Co., Ltd. (Materials)..................................        94,000         386,162
                    NKK Corp. (Materials)................................................       140,000         385,258
                    Nomura Securities International, Inc. (Finance)......................        61,000       1,199,017
                    Ono Pharmaceutical Co., Ltd. (Healthcare)............................         1,000          35,774
                    Osaka Gas Co. (Utilities)............................................        89,000         302,644
                    Rohm Co. (Information Technology)....................................        15,000         915,479
                    Sakura Bank Ltd. (Finance)...........................................       113,000       1,221,622
                    Sankyo Co., Ltd. (Healthcare)........................................         8,000         178,477
                    Santen Pharmaceutical Co. (Healthcare)...............................         2,000          44,226
                    Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)................        23,000       1,591,351
                    Shimano, Inc. (Industrial & Commercial)..............................         7,000         122,457
                    Shimizu Construction Co. (Consumer Discretionary)....................        37,000         378,182
                    Shiseido Co., Ltd. (Healthcare)......................................        24,000         254,742
                    Sony Corp. ADR (Consumer Discretionary)..............................         2,020         108,827
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........        27,000         315,774
                    Sumitomo Marine & Fire Insurance Co., Ltd. (Finance).................        46,000         355,794
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)................        52,000         349,052
                    Sumitomo Rubber Industries Ltd. (Industrial & Commercial)............        14,000         111,450
                    Sumitomo Bank (Finance)..............................................        81,000       1,560,295
                    Taisho Pharmaceutical Co., Ltd. (Healthcare).........................        19,000         358,526
                    Takeda Chemical Industries Ltd. (Healthcare).........................        24,000         358,526
                    Toagosei Co., Ltd. (Materials).......................................        21,000         114,752
                    Tokai Bank Ltd. (Finance)............................................        47,000         572,776

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Tokyo Electric Power Co., Inc. (Utilities)...........................        19,190     $   497,903
                    Tokyo Gas Co., Ltd. (Utilities)......................................       181,000         638,614
                    Tokyo Steel Manufacturing Co., Ltd. (Materials)......................        38,000         702,113
                    Tostem Corp. (Industrial & Commercial)...............................        17,000         517,936
                    Toyo Kanetsu K.K. (Energy)...........................................        39,000         165,199
                    Toyota Motor Corp. (Consumer Discretionary)..........................        65,000       1,284,029
                    Ube Industries Ltd. (Materials)......................................        29,000         110,015
                    Yakult Honsha Co. (Consumer Staples).................................        26,000         344,963
                    Yamanouchi Pharmaceutical Co., Ltd. (Healthcare).....................        22,000         473,513
                    Yamazaki Baking Co. (Consumer Staples)...............................        16,000         284,619
                                                                                                            ------------
                                                                                                             38,447,566
                                                                                                            ------------
                    KOREA--0.5%
                    Hyundai Motor Co. GDR (Consumer Discretionary).......................         1,000          16,250
                    Korea Electric Power Corp. (Utilities)...............................         7,000         277,947
                    Korea Electric Power Corp. ADR (Utilities)...........................         4,400         106,700
                    Korea Mobile Telecommunications Corp. GDR (Information
                      Technology)........................................................         5,100         189,975
                    Pohang Iron & Steel Co., Ltd. ADR (Materials)........................        10,000         245,000
                    Pohang Iron & Steel Co., Ltd. (Materials)............................           590          44,787
                                                                                                            ------------
                                                                                                                880,659
                                                                                                            ------------
                    MALAYSIA--1.1%
                    AMMB Holdings Bhd (Finance)..........................................        32,000         331,100
                    Malakoff Bhd (Industrial & Commercial)...............................        80,000         245,960
                    Petronas Gas Bhd (Energy)............................................        74,000         249,389
                    Rashid Hussain Bhd (Finance).........................................        33,000          81,947
                    Resorts World Bhd (Information & Entertainment)......................        67,000         327,473
                    Telekom Malaysia Bhd (Utilities).....................................        73,000         543,831
                                                                                                            ------------
                                                                                                              1,779,700
                                                                                                            ------------
                    MEXICO--0.2%
                    Panamerican Beverages, Inc. ADR (Consumer Staples)...................         8,200         264,450
                    Telefonos de Mexico SA ADR (Utilities)...............................         3,300         108,900
                                                                                                            ------------
                                                                                                                373,350
                                                                                                            ------------
                    NETHERLANDS--1.8%
                    Fortis NV (Finance)..................................................        20,900       1,396,517
                    Heineken NV (Consumer Staples).......................................         4,021         704,724
                    Internationale Nederlanden Groep NV CVA (Finance)....................        12,357         808,894
                                                                                                            ------------
                                                                                                              2,910,135
                                                                                                            ------------
                    NEW ZEALAND--0.5%
                    Air New Zealand Ltd. (Industrial & Commercial).......................         4,000          13,971
                    Fletcher Challenge Ltd. (Industrial & Commercial)....................        91,000         128,328
                    Lion Nathan Ltd. (Consumer Staples)..................................       116,000         266,580
                    Telecommunications Corp. of New Zealand (Utilities)..................       108,100         452,387
                                                                                                            ------------
                                                                                                                861,266
                                                                                                            ------------
                    NORWAY--0.6%
                    Bergesen D.Y. AS (Industrial & Commercial)...........................        21,300         438,106
                    Christiania Bank Og Kreditkasse (Finance)............................       230,000         516,408
                                                                                                            ------------
                                                                                                                954,514
                                                                                                            ------------
                    PHILIPPINES--0.2%
                    Manila Electric Co. (Utilities)......................................        42,750         329,788
                    Philippine Commerce International Bank (Finance).....................         4,470          37,556
                                                                                                            ------------
                                                                                                                367,344
                                                                                                            ------------

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE--1.0%
                    Oversea Chinese Banking Corp. Ltd. (Finance).........................        39,000     $   467,281
                    Overseas Union Bank Ltd. (Finance)...................................       103,000         653,563
                    Singapore Airlines Ltd. (Industrial & Commercial)....................        13,000         121,659
                    Singapore Press Holdings Ltd. (Information & Entertainment)..........        26,400         417,384
                                                                                                            ------------
                                                                                                              1,659,887
                                                                                                            ------------
                    SPAIN--1.2%
                    Banco Intercontinental Espanol (Finance).............................         7,000         663,908
                    Repsol SA (Energy)...................................................        20,400         643,008
                    Tabacalera SA (Consumer Staples).....................................        15,800         593,518
                    Uralita SA (Materials)...............................................        12,300         124,741
                                                                                                            ------------
                                                                                                              2,025,175
                                                                                                            ------------
                    SWEDEN--1.4%
                    Astra AB (Healthcare)................................................        32,600       1,215,880
                    Stora Kopparbergs (Materials)........................................        43,200         550,255
                    Tidnings AB Marieberg (Information & Entertainment)..................        21,700         516,391
                                                                                                            ------------
                                                                                                              2,282,526
                                                                                                            ------------
                    SWITZERLAND--2.1%
                    Baloise Holdings (Finance)...........................................           100         202,042
                    Ciba-Geigy AG (Materials)............................................         1,200       1,069,842
                    Forbo Holding SA (Finance)...........................................         1,400         544,279
                    Nestle SA (Consumer Staples).........................................         1,030       1,097,907
                    Winterthur Swiss Insurance Co. (Finance).............................           812         540,873
                                                                                                            ------------
                                                                                                              3,454,943
                                                                                                            ------------
                    TAIWAN--0.2%
                    Advanced Semiconductor Materials International NV GDR (Information
                      Technology)+.......................................................        21,100         238,430
                    China Steel Corp. GDS (Materials)....................................         6,000          95,220
                                                                                                            ------------
                                                                                                                333,650
                                                                                                            ------------
                    THAILAND--0.2%
                    Bangkok Bank (Finance)...............................................        19,000         202,385
                    Thai Farmers Bank (Finance)..........................................        23,000         204,769
                                                                                                            ------------
                                                                                                                407,154
                                                                                                            ------------
                    UNITED KINGDOM--7.9%
                    Anglian Water PLC (Industrial & Commercial)..........................        13,300         120,335
                    B.A.T. Industries PLC (Consumer Staples).............................       131,000       1,117,070
                    British Airways PLC (Industrial & Commercial)........................        88,000         619,718
                    British Land Co. PLC (Real Estate)...................................        76,000         436,895
                    British Telecommunications PLC (Information Technology)..............       120,000         691,672
                    BTR PLC (Industrial & Commercial)....................................       135,800         695,424
                    Enterprise Oil PLC (Energy)..........................................        39,600         215,824
                    Forte PLC (Information & Entertainment)..............................        84,500         442,422
                    General Electric Co. (Industrial & Commercial).......................       136,291         663,511
                    Grand Metropolitan PLC (Industrial & Commercial).....................       120,200         813,356
                    Hepworth PLC (Industrial & Commercial)...............................       117,000         557,953
                    House Of Fraser PLC (Consumer Discretionary).........................        62,200         157,119
                    Marley PLC (Industrial & Commercial).................................       214,800         369,948
                    Meyer International PLC (Materials)..................................        13,300          79,409
                    Mowlem (John) & Co. PLC (Materials)..................................       360,000         319,657
                    P & O PLC (Industrial & Commercial)..................................        71,354         530,622
                    Royal Bank of Scotland Group PLC (Finance)...........................        77,800         664,611
                    Rugby Group PLC (Industrial & Commercial)............................       309,600         507,153
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................        69,700         410,282
                    Smith (W.H.) Group PLC (Consumer Discretionary)......................        75,000         497,168
                    Smithkline Beecham PLC (Healthcare)..................................        31,593         335,905
                    Tate & Lyle, PLC (Consumer Staples)..................................       119,000         828,919

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    Thorn EMI PLC (Consumer Discretionary)...............................        11,500     $   274,208
                    Vodafone Group PLC (Information Technology)..........................       228,500         815,072
                    Wimpey (George) PLC (Consumer Discretionary).........................       499,400       1,001,552
                                                                                                            ------------
                                                                                                             13,165,805
                                                                                                            ------------
                    UNITED STATES--36.1%
                    AirTouch Communications, Inc. (Information Technology)+..............        46,900       1,365,962
                    Alco Standard Corp. (Materials)......................................        12,800         556,800
                    AlliedSignal, Inc. (Industrial & Commercial).........................        20,000         945,000
                    Alumax, Inc. (Materials)+............................................         4,500         149,625
                    American International Group, Inc. (Finance).........................        15,900       1,427,025
                    Applied Materials, Inc. (Industrial & Commercial)+...................         2,200         106,975
                    AT&T Corp. (Utilities)...............................................        37,400       2,468,400
                    Atlantic Richfield Co. (Energy)......................................        13,000       1,408,875
                    BankAmerica Corp. (Finance)..........................................        13,500         858,938
                    Boeing Co. (Industrial & Commercial).................................        12,200         889,075
                    Campbell Soup Co. (Consumer Staples).................................        14,400         804,600
                    Carnival Corp. (Information & Entertainment).........................        25,500         663,000
                    Centocor, Inc. (Industrial & Commercial)+............................        10,000         140,000
                    Century Telephone Enterprises, Inc. (Utilities)......................        27,100         846,875
                    Colgate-Palmolive Co. (Consumer Staples).............................        13,600         996,200
                    Columbia/HCA Healthcare Corp. (Healthcare)...........................        29,000       1,497,125
                    COMPAQ Computer Corp. (Information Technology)+......................        27,800       1,376,100
                    Conrail, Inc. (Industrial & Commercial)..............................         2,700         188,663
                    Cox Communications, Inc. (Information Technology)+...................        23,500         470,000
                    Dean Witter, Discover & Co. (Finance)................................        21,200       1,081,200
                    Disney (Walt) Co. (Information & Entertainment)......................        10,700         643,338
                    Eastman Kodak Co. (Materials)........................................        14,200         965,600
                    Enron Corp. (Energy).................................................        15,000         562,500
                    Federal National Mortgage Association (Finance)......................         6,200         678,900
                    Federated Department Stores, Inc. (Consumer Discretionary)+..........        31,500         917,437
                    Fifth Third Bancorp (Finance)........................................        10,000         731,250
                    First Chicago Corp. (Finance)........................................        18,200       1,264,900
                    FPL Group, Inc. (Utilities)+.........................................        37,000       1,604,875
                    General Electric Co. (Industrial & Commercial).......................        22,300       1,499,675
                    General Instrument Corp. (Information Technology)+...................        27,100         694,438
                    General Motors Corp., Class E (Information Technology)...............        17,600         888,800
                    Gillette Co. (Consumer Staples)......................................        17,400         902,625
                    Goodyear Tire & Rubber Co. (Consumer Discretionary)..................        31,100       1,317,862
                    Houston Industries, Inc. (Utilities).................................        34,000       1,555,500
                    Illinois Central Corp. (Industrial & Commercial).....................         5,400         218,700
                    Intel Corp. (Information Technology).................................        28,200       1,716,675
                    International Business Machines Corp. (Information Technology).......        10,800       1,043,550
                    ITT Corp. (Finance)..................................................         4,000         490,500
                    Lilly (Eli) & Co. (Healthcare).......................................        16,900       1,681,550
                    Lowe's Cos., Inc. (Consumer Discretionary)...........................        30,100         948,150
                    May Department Stores Co. (Consumer Discretionary)...................        16,340         712,833
                    MBNA Corp. (Finance).................................................        15,200         613,700
                    McDonald's Corp. (Consumer Staples)..................................        19,400         865,725
                    Merrill Lynch & Co., Inc. (Finance)..................................        16,160         898,900
                    Morton International, Inc. (Materials)...............................        19,000         657,875
                    Motorola, Inc. (Information Technology)..............................         6,900         422,625
                    National Semiconductor Corp. (Information Technology)+...............        41,100         878,512
                    NationsBank Corp. (Finance)..........................................        16,340       1,166,267
                    Pep Boys-Manny, Moe & Jack (Consumer Discretionary)..................         1,300          34,450
                    PepsiCo, Inc. (Consumer Staples).....................................        33,000       1,823,250
                    Philip Morris Cos., Inc. (Consumer Staples)..........................        21,700       1,904,175
                    PMI Group, Inc. (Finance)............................................        11,000         522,500
                    Republic New York Corp. (Finance)....................................         8,500         535,500

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED STATES (continued)
                    Rohm & Haas Co. (Materials)..........................................        18,530     $ 1,116,432
                    Schering-Plough Corp. (Healthcare)...................................        26,200       1,503,225
                    Transport Holdings, Inc. (Finance)...................................           100           3,925
                    Travelers, Inc. (Finance)............................................        31,500       1,874,250
                    U.S. HealthCare, Inc. (Healthcare)...................................        30,000       1,365,000
                    Union Carbide Corp. (Materials)......................................        29,900       1,184,787
                    United Healthcare Corp. (Healthcare).................................         7,900         496,713
                    Value Health, Inc. (Healthcare)+.....................................        14,700         369,338
                    Wendy's International, Inc. (Consumer Staples).......................        44,400         915,750
                    Western Atlas, Inc. (Energy)+........................................        11,300         540,988
                    WMX Technologies, Inc. (Industrial & Commercial).....................        31,400         926,300
                                                                                                            ------------
                                                                                                             59,900,283
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $145,786,621)...............................                   157,038,603
                                                                                                            ------------

                    PREFERRED STOCK--0.9%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL--0.3%
                    Dixie Toga SA (Industrial & Commercial)..............................       139,000         109,347
                    Klabin Fabricadora (Materials).......................................       265,625         255,699
                    Sider Riograndense (Materials).......................................     7,000,000         115,930
                                                                                                            ------------
                                                                                                                480,976
                                                                                                            ------------
                    GERMANY--0.6%
                    Henkel KGAA (Consumer Staples).......................................         1,860         697,034
                    KSB Kl Schanz Beck (Finance).........................................         2,270         233,074
                                                                                                            ------------
                                                                                                                930,108
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $1,672,720)..............................                     1,411,084
                                                                                                            ------------
                    RIGHTS--0.0%+
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL--0.0%
                    Dixie Toga SA (Industrial & Commercial) (1) (cost $0)................        16,623               0
                                                                                                            ------------
                    WARRANTS--0.0%+
                    ----------------------------------------------------------------------------------------------------
                    MALAYSIA--0.0%
                    Development & Commercial Bank Bhd (Finance)..........................        32,000          29,263
                    Ta Enterprises Bhd (Utilities).......................................        50,000          34,292
                                                                                                            ------------
                    TOTAL WARRANTS (cost $5,070).........................................                        63,555
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $147,464,411)......................                   158,513,242
                                                                                                            ------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--6.2%                                               AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--6.2%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.50% due 12/01/95 (cost $10,230,000)..............................    $10,230,000     10,230,000
                                                                                                           -------------
                    TOTAL INVESTMENTS--
                      (cost $157,694,411)                                          101.8%                   168,743,242
                    Liabilities in excess of other assets--                         (1.8)                    (2,991,545)
                                                                                   ------                  -------------
                    NET ASSETS--                                                   100.0%                  $165,751,697
                                                                                   ======                  =============

              -----------------------------

              +    Non-income producing securities

              (1)  Fair valued security; see Note 2

              ADR--American Depositary Receipt

              GDR--Global Depositary Receipt

              GDS--Global Depositary Shares

---------------------
  54

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ------------------------------------------------------------------------
                         CONTRACT                IN            DELIVERY     GROSS UNREALIZED
                        TO DELIVER          EXCHANGE FOR         DATE         APPRECIATION

                    ------------------------------------------------------------------------
                     DEM     3,000,000     USD   2,126,604      01/31/96       $   45,720
                    *GBP       900,000     USD   1,415,700      12/29/95           37,868
                     JPY   250,000,000     USD   2,520,415      01/31/96           39,937
                                                                            ----------------
                                                                                  123,525
                                                                            ----------------

                                                                            GROSS UNREALIZED
                                                                              DEPRECIATION
                    ------------------------------------------------------------------------
                     JPY   125,000,000     USD   1,229,770      01/31/96       $  (10,469)
                     JPY   160,000,000     USD   1,565,926      01/31/96          (21,581)
                     JPY   125,000,000     USD   1,219,631      01/31/96          (20,608)
                    *USD     1,427,670     GBP     900,000      12/29/95          (49,838)
                                                                            ----------------
                                                                                 (102,496)
                                                                            ----------------
                             Net Unrealized Appreciation................       $   21,029
                                                                            ==============

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

              DEM--Deutsche Mark

              GBP--Pound Sterling

              JPY--Japanese Yen

              USD--United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED
    EQUITIES PORTFOLIO                 INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                    COMMON STOCK--90.3%                                                        SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    AUSTRALIA--1.9%
                    Amcor Ltd. (Materials)...............................................        6,000     $   43,640
                    Boral Ltd. (Industrial & Commercial).................................       11,000         26,043
                    Brambles Industries. Ltd. (Industrial & Commercial)..................        1,700         18,547
                    Broken Hill Proprietary Co. (Energy).................................       13,937        189,495
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        3,529         28,548
                    Cochlear Ltd. (Information Technology)(1)............................        7,800         14,472
                    Coles Myer Ltd. (Consumer Discretionary).............................       10,544         33,962
                    CRA Ltd. (Materials).................................................        4,400         69,687
                    CSR Ltd. (Industrial & Commercial)...................................        7,800         24,950
                    Fosters Brewing Group (Consumer Staples).............................       13,800         22,635
                    General Property Trust (Real Estate).................................        6,220         10,710
                    Goodman Fielder Ltd. (Consumer Staples)..............................       14,000         14,027
                    ICI Australia Ltd. (Materials).......................................        2,500         18,461
                    Lend Lease Corp. Ltd. (Real Estate)..................................        1,814         25,095
                    M.I.M. Holdings Ltd. (Materials).....................................       11,067         15,031
                    National Australia Bank Ltd. (Finance)...............................       10,369         90,346
                    Newcrest Mining Ltd. (Materials).....................................        2,380         10,722
                    News Corp. Ltd. (Information & Entertainment)........................       15,697         82,248
                    North Ltd. (Materials)...............................................        5,827         16,347
                    Pacific Dunlop Ltd. (Industrial & Commercial)........................        7,800         18,640
                    Renison Goldfields Consolidated Ltd. (Materials).....................          473          1,176
                    Renison Goldfields Consolidated Ltd. nonconvertible (Materials)......        2,060          9,479
                    Santos Ltd. (Energy).................................................        5,200         13,739
                    Southcorp Holdings Ltd. (Industrial & Commercial)....................        4,600         10,208
                    TNT Ltd. (Industrial & Commercial)...................................        4,600          6,418
                    Western Mining Corp. Holdings Ltd. (Materials).......................        7,600         50,934
                    Westfield Trust (Finance)............................................          320            556
                    Westfield Trust (Real Estate)........................................        7,300         12,732
                    Westpac Banking Corp. (Finance)......................................       13,500         55,908
                                                                                                           -----------
                                                                                                              934,756
                                                                                                           -----------
                    BELGIUM--1.9%
                    Bekaert SA (Industrial & Commercial).................................           30         23,058
                    Cimenteries CBR Cementbedrijven (Industrial & Commercial)............           75         29,389
                    Delhaize Freres & Cie Le Lion (Consumer Discretionary)...............        1,000         41,776
                    Electrabel (Utilities)...............................................          850        193,559
                    Fortis AG (Finance)..................................................          600         69,626
                    Fortis AG (Finance)..................................................           19          2,205
                    Generale de Banque Belge Pour l'Etranger SA (Finance)................          265         89,136
                    Groupe Bruxelles Lambert SA (Industrial & Commercial)................          400         52,069
                    Kredietbank SA (Finance).............................................          250         63,908
                    Petrofina SA (Energy)................................................          400        118,533
                    Royale Belge SA (Finance)............................................          250         45,913
                    Solvay SA (Materials)................................................          175         90,208
                    Tractebel Investor International (Industrial & Commercial)...........          225         84,763
                    Union Miniere SA (Energy)............................................          450         27,851
                                                                                                           -----------
                                                                                                              931,994
                                                                                                           -----------
                    FRANCE--4.8%
                    Accor SA (Information & Entertainment)...............................          400         48,572
                    Air Liquide (L') (Materials).........................................          550         88,498
                    Alcatel Alsthom (Information Technology).............................        1,550        129,143

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    AXA SA (Finance).....................................................        1,350     $   80,776
                    Banque Nationale de Paris (Finance)..................................        1,700         75,283
                    Carrefour (Consumer Discretionary)...................................          230        126,925
                    Cie de St. Gobain (Materials)........................................          950        109,648
                    Cie de Suez (Finance)................................................        1,400         52,488
                    Cie Financiere de Paribas (Finance)..................................        1,050         58,302
                    Cie Generale des Eaux (Industrial & Commercial)......................        1,000         97,305
                    Compagnie Bancaire SA (Finance)......................................          400         43,523
                    Compagnie UAP SA (Finance)...........................................        2,500         64,723
                    Groupe Danone (Consumer Staples).....................................          850        133,023
                    Havas SA (Industrial & Commercial)...................................          600         44,124
                    L' Oreal (Consumer Staples)..........................................          700        173,369
                    Lafarge SA (Materials)...............................................        1,050         66,697
                    LVMH Moet Hennessy Louis Vuitton (Consumer Staples)..................          850        161,807
                    Lyonnaise des Eaux SA (Multi-industry)...............................          700         67,047
                    Michelin SA, Class B (Consumer Discretionary)........................        1,350         54,860
                    Peugeot SA (Consumer Discretionary)..................................          450         58,161
                    Pinault Printemps Redoute (Consumer Discretionary)...................          250         47,089
                    Promodes (Consumer Discretionary)....................................          200         44,204
                    Rhone Poulenc SA (Materials).........................................        2,900         62,062
                    Sagem (Industrial & Commercial)......................................           40         21,361
                    Schneider SA (Industrial & Commercial)...............................        1,250         45,987
                    Sefimeg (Real Estate)................................................          350         24,196
                    Societe Generale (Finance)...........................................          750         87,617
                    Societe Nationale Elf Aquitaine (Energy).............................        2,200        154,117
                    Thomson CSF (Industrial & Commercial)................................        1,200         26,330
                    Total SA (Energy)....................................................        1,950        119,958
                                                                                                           -----------
                                                                                                            2,367,195
                                                                                                           -----------
                    GERMANY--5.1%
                    Allianz AG Holding (Finance).........................................          204        393,951
                    AMB Aachener Und Muenchner (Finance).................................           50         32,670
                    Asko Deutsche Kaushaus AG (Consumer Discretionary)...................           50         23,335
                    BASF AG (Materials)..................................................          500        109,590
                    Bayer AG (Materials).................................................          550        143,100
                    Bayerische Hypotheken Und Bank AG (Finance)..........................        2,050         50,743
                    Bayerische Vereinsbank AG (Finance)..................................        2,000         57,734
                    Bilfinger & Berger Bau AG (Consumer Discretionary)...................           50         19,429
                    Daimler-Benz AG (Consumer Discretionary).............................          350        172,181
                    Deutsche Bank AG (Finance)...........................................        3,500        164,195
                    Dresdner Bank AG (Finance)...........................................        3,300         88,415
                    Hochtief AG (Consumer Discretionary).................................          100         44,942
                    Karstadt AG (Consumer Discretionary).................................          100         39,480
                    Kaufhof Holding AG (Consumer Discretionary)..........................           50         15,142
                    Linde AG (Industrial & Commercial)...................................           50         29,316
                    Lufthansa AG (Industrial & Commercial)...............................          300         39,826
                    Man AG (Industrial & Commercial).....................................          100         28,245
                    Mannesmann AG (Industrial & Commercial)..............................          300         96,598
                    Merck Kgaa (Healthcare)..............................................        1,200         49,177
                    Munchener Ruckversicherungs (Finance)................................           50         92,063
                    Preussag AG (Multi-industry).........................................          150         43,165
                    RWE AG (Utilities)...................................................          250         90,835
                    SAP AG (Materials)...................................................          475         75,866
                    Schering AG (Consumer Staples).......................................          550         37,363
                    Siemens AG (Industrial & Commercial).................................          400        208,947
                    Thyssen AG (Materials)...............................................          250         46,221
                    Veba AG (Utilities)..................................................        3,700        150,937

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    GERMANY (continued)
                    Viag AG (Multi-industry).............................................          150     $   59,816
                    Volkswagen AG (Consumer Discretionary)...............................          250         81,069
                                                                                                           -----------
                                                                                                            2,484,351
                                                                                                           -----------
                    HONG KONG--8.2%
                    Applied International Holdings Ltd. (Information & Entertainment)....       42,000          4,561
                    Bank of East Asia Ltd. (Finance).....................................       21,390         77,431
                    Cathay Pacific Airways Ltd. (Industrial & Commercial)................       82,000        122,445
                    Cheung Kong Holdings Ltd. (Real Estate)..............................       58,000        329,933
                    China Light & Power Co., Ltd. (Utilities)............................       49,500        232,944
                    Chinese Estates Ltd. (Real Estate)...................................       52,000         34,959
                    Hang Seng Bank Ltd. (Finance)........................................       51,800        452,042
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................       46,600         76,212
                    Hong Kong Telecommunications, Ltd. (Information Technology)..........      304,000        516,826
                    Hongkong & Shanghai Hotels Ltd. (Information & Entertainment)........       49,000         61,766
                    Hopewell Holdings Ltd. (Real Estate).................................      120,000         67,874
                    Hutchison Whampoa Ltd. (Multi-industry)..............................       96,000        542,373
                    Hysan Development Co., Ltd. (Real Estate)............................       25,000         65,127
                    Johnson Electric Holdings Ltd. (Industrial & Commercial).............       12,000         24,823
                    Miramar Hotel & Investment Co., Ltd. (Information & Entertainment)...       19,000         37,460
                    New World Development Co., Ltd. (Real Estate)........................       45,106        188,357
                    Shun Tak Holdings Ltd. (Industrial & Commercial).....................       50,000         33,937
                    South China Morning Post (Holdings) Ltd. (Information &
                      Entertainment).....................................................       92,000         55,010
                    Sun Hung Kai Properties Ltd. (Real Estate)...........................       60,000        482,876
                    Swire Pacific Ltd. (Multi-industry)..................................       48,000        363,030
                    Wharf Holdings Ltd. (Real Estate)....................................       59,000        197,178
                    Wing Lung Bank Ltd. (Finance)........................................        4,240         24,119
                                                                                                           -----------
                                                                                                            3,991,283
                                                                                                           -----------
                    INDONESIA--2.7%
                    Bank Dagang Nasional (Finance).......................................       77,875         64,796
                    Barito Pacific Timber (Materials)....................................      251,000        184,114
                    Gadjah Tunggal (Consumer Discretionary)..............................      143,000         81,410
                    Hanjaya Mandala Sampoerna (Consumer Staples).........................       80,500        807,291
                    Jakarta International Hotel & Development (Industrial &
                      Commercial)........................................................       69,500         82,177
                    Matahari Putra Prima (Consumer Discretionary)........................       30,750         56,895
                    Pan Brothers Textiles (Consumer Discretionary).......................        5,000          1,588
                    Sinar Mas Agro Resources Corp. (Multi-industry)......................       37,500         22,170
                    United Tractors (Industrial & Commercial)............................       25,500         46,343
                                                                                                           -----------
                                                                                                            1,346,784
                                                                                                           -----------
                    ITALY--2.3%
                    Acciaierie & Ferriere Lombarde (Materials)...........................        1,000          1,963
                    Assicurazione Generali SpA (Finance).................................        9,000        205,138
                    Banca Commerciale Italiana SpA (Finance).............................       19,000         36,119
                    Banco Ambrosiano Veneto SpA (Finance)................................        7,000         17,290
                    Benetton Group SpA (Consumer Discretionary)..........................        2,000         23,043
                    Credito Italiano SpA (Finance).......................................       25,000         25,748
                    Edison SpA (Utilities)...............................................        7,000         27,971
                    Fiat SpA (Consumer Discretionary)....................................       35,000        105,711
                    Fiat SpA nonconvertible (Consumer Discretionary).....................        9,000         14,942
                    Finanziaria di Sviluppo SpA (Multi-industry).........................        5,000          8,270
                    Gilardini SpA (Industrial & Commercial)..............................        5,000          6,175
                    Istituto Bancario San Paolotorno (Finance)...........................        9,000         48,963
                    Istituto Mobiliare Italiano (Finance)................................        6,700         38,021
                    Istituto Nazionale Delle Asazioni SpA (Finance)......................       44,500         53,428
                    Italcementi Fabbriche SpA (Materials)................................        3,500         18,844
                    Italgas-Societa Itailiana per il Gas SpA (Utilities).................        8,000         20,511

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    ITALY (continued)
                    La Rinascente Per L'Eserciz Grandi Magazzini SpA (Consumer
                      Discretionary).....................................................        3,000     $   16,809
                    Mediobanca Banca di Creditonziar (Finance)...........................        6,000         38,082
                    Montedison SpA (Multi-industry)......................................       60,000         37,219
                    Montedison SpA nonconvertible (Multi-industry).......................       10,000          5,403
                    Olivetti ING C, & Co. (Information Technology).......................       20,000         13,257
                    Pirelli SpA (Consumer Discretionary).................................       20,000         24,325
                    R.A.S (Finance)......................................................           50            262
                    Riunione Adriatica de Sicur (Finance)................................        3,250         33,279
                    S.A.I Societa Assicuratrice Industriale SpA (Finance)................        2,000         19,072
                    Sirti SpA (Consumer Discretionary)...................................        2,500         14,476
                    SME STA Meridionale Finanzi SpA (Consumer Discretionary).............        4,457          9,783
                    SNIA BPD SpA (Multi-industry)........................................       10,000          7,817
                    Telecom Italia Mobile SPA (Information Technology)...................       75,200        121,323
                    Telecom Italia SpA nonconvertible (Information Technology)...........       15,000         16,555
                    Telecom Italia SpA (Information Technology)..........................       75,000        102,006
                                                                                                           -----------
                                                                                                            1,111,805
                                                                                                           -----------
                    JAPAN--33.3%
                    Ajinomoto Co., Inc. (Consumer Staples)...............................       17,000        183,784
                    Aoyama Trading Co. Ltd. (Consumer Discretionary).....................        1,000         28,796
                    Asahi Bank Ltd. (Finance)............................................       15,000        173,956
                    Asahi Chemical Industry Co., Inc. (Materials)........................       42,000        313,710
                    Asahi Glass Co. Ltd. (Materials).....................................       17,000        187,125
                    Bank of Tokyo Ltd. (Finance).........................................       17,000        277,346
                    Bank of Yokohama Ltd. (Finance)......................................       12,000         89,042
                    Bridgestone Corp. (Industrial & Commercial)..........................       11,000        162,162
                    Dai Nippon Printing Co. Ltd. (Industrial & Commercial)...............       17,000        297,396
                    Dai-Ichi Kangyo Bank Ltd. (Finance)..................................       28,000        522,850
                    Daiei, Inc. (Consumer Discretionary).................................        7,000         80,491
                    Daishowa Paper Manufacturing Co. Ltd. (Materials)....................        3,000         24,472
                    Daiwa House Industry Co. Ltd. (Consumer Discretionary)...............        9,000        134,447
                    Daiwa Securities Co. Ltd. (Finance)..................................       13,000        180,147
                    Ebara Corp. (Industrial & Commercial)................................        4,000         56,609
                    Fanuc Ltd. (Information Technology)..................................        3,900        165,966
                    Fuji Bank Ltd. (Finance).............................................       26,000        541,720
                    Fuji Photo Film Co. Ltd. (Consumer Staples)..........................       10,000        247,666
                    Fujitsu Ltd. (Information Technology)................................       19,000        224,079
                    Hitachi Ltd. (Information Technology)................................       17,000        172,089
                    Honda Motor Co. Ltd. (Consumer Discretionary)........................       12,000        217,003
                    Industrial Bank of Japan Ltd. (Finance)..............................       22,000        631,351
                    Japan Airlines Co. Ltd. (Information & Entertainment)................       17,000        108,767
                    Japan Energy Corp. (Energy)..........................................       13,000         40,246
                    Jusco Co. Ltd. (Consumer Discretionary)..............................        5,000        119,902
                    Kajima Corp. (Consumer Discretionary)................................       12,000        117,464
                    Kansai Electric Power Co., Inc. (Utilities)..........................       12,635        299,266
                    KAO Corp. (Consumer Staples).........................................       17,000        208,845
                    Kawasaki Steel Corp. (Materials).....................................       38,000        134,821
                    Kirin Brewery Co. Ltd. (Consumer Staples)............................       17,000        180,442
                    Kobe Steel Ltd. (Materials)..........................................       47,000        134,418
                    Kubota Ltd. (Industrial & Commercial)................................       34,000        223,548
                    Kumagai Gumi Co. Ltd. (Consumer Discretionary).......................        8,000         31,607
                    Kyocera Corp. (Information Technology)...............................        3,000        237,346
                    Marubeni Corp. (Consumer Discretionary)..............................       43,000        228,206
                    Marui Co. Ltd. (Consumer Discretionary)..............................        6,000        112,039
                    Matsushita Electric Industrial Co. Ltd. (Consumer Discretionary).....       18,000        267,125
                    Mitsubishi Corp. (Consumer Discretionary)............................       21,000        251,794
                    Mitsubishi Electric Corp. (Information Technology)...................       23,000        170,889
                    Mitsubishi Estate Co. Ltd. (Real Estate).............................       16,000        180,835

                                                           ---------------------

                    COMMON STOCK (continued)                                                  SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial)...........       52,000     $  414,467
                    Mitsubishi Trust & Banking Corp (Finance)............................       12,000        183,980
                    Mitsui Fudosan Co. Ltd. (Real Estate)................................       11,000        136,216
                    Mitsui Trust & Banking Co. Ltd. (Finance)............................       14,000        131,263
                    Mitsukoshi Ltd. (Consumer Discretionary).............................        7,000         61,779
                    Mochida Pharmaceutical Co. Ltd. (Healthcare).........................        1,000         13,268
                    NEC Corp. (Information Technology)...................................       14,000        178,870
                    Nippon Express Co. Ltd. (Industrial & Commercial)....................       17,000        147,528
                    Nippon Oil Co. Ltd. (Energy).........................................       26,000        143,096
                    Nippon Steel Corp. (Materials).......................................       51,000        175,430
                    Nippondenso Co. Ltd. (Industrial & Commercial).......................       12,000        221,720
                    Nissan Motor Co. Ltd. (Consumer Discretionary).......................       24,000        176,668
                    NKK Corp. (Materials)................................................       54,000        148,600
                    Nomura Securities International, Inc. (Finance)......................       17,000        334,152
                    Odakyu Electric Railway Co. Ltd. (Industrial & Commercial)...........       31,000        219,361
                    Pioneer Electronic Corp. (Consumer Staples)..........................        3,000         52,187
                    Sakura Bank Ltd. (Finance)...........................................       29,000        313,514
                    Sankyo Co. Ltd. (Healthcare).........................................        5,000        111,548
                    Sanyo Electric Co. Ltd. (Consumer Staples)...........................       25,000        130,221
                    Sega Enterprises Ltd. (Consumer Discretionary).......................        1,300         70,270
                    Sekisui Chemical Co. Ltd. (Materials)................................        7,000         90,123
                    Sekisui House Ltd. (Consumer Discretionary)..........................        9,000        105,258
                    Seven-Eleven Japan Co. Ltd. (Consumer Discretionary).................        4,000        276,757
                    Sharp Corp. (Consumer Staples).......................................        7,000         99,066
                    Shimizu Construction Co. (Consumer Discretionary)....................        9,000         91,990
                    Shiseido Co. Ltd. (Healthcare).......................................        5,000         53,071
                    Sony Corp. (Consumer Discretionary)..................................        4,000        212,285
                    Sumitomo Chemical Co. Ltd. (Materials)...............................       26,000        129,297
                    Sumitomo Corp. (Consumer Discretionary)..............................       13,000        129,042
                    Sumitomo Metal Industrial (Materials)................................       40,000        121,474
                    Sumitomo Metal Mining Co. Ltd. (Materials)...........................        7,000         61,160
                    Sumitomo Trust & Banking Co. Ltd. (Finance)..........................       29,000        558,624
                    Taisei Corp. (Consumer Discretionary)................................       29,000        189,248
                    Taisho Pharmaceutical Co. Ltd. (Healthcare)..........................        5,000         94,349
                    Takeda Chemical Industries Ltd. (Healthcare).........................       17,000        253,956
                    Tobu Railway Co. Ltd. (Industrial & Commercial)......................       10,000         59,263
                    Tokai Bank Ltd. (Finance)............................................       23,000        280,295
                    Tokio Marine & Fire Insurance Co. Ltd. (Finance).....................       17,000        193,808
                    Tokyo Electric Power Co., Inc. (Utilities)...........................       15,173        393,678
                    Tokyo Gas Co. Ltd. (Utilities).......................................       34,000        119,961
                    Tokyu Corp. (Industrial & Commercial)................................       14,000         97,278
                    Toray Industries, Inc. (Materials)...................................       20,000        130,123
                    Tostem Corp. (Materials).............................................        4,000        121,867
                    Toto Ltd. (Materials)................................................        5,000         67,813
                    Toyo Seikan Kaisha Ltd. (Materials)..................................        3,000         91,106
                    Toyota Motor Corp. (Consumer Discretionary)..........................       35,000        691,401
                    Yamaichi Securities Co. (Finance)....................................       14,000         88,609
                    Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)......................        5,000        107,617
                    Yasuda Trust & Banking Co. Ltd. (Finance)............................       14,000         67,420
                                                                                                           -----------
                                                                                                           16,299,844
                                                                                                           -----------
                    MALAYSIA--1.7%
                    AMMB Holdings Bhd (Finance)..........................................        2,000         20,694
                    Amsteel Corp. (Materials)............................................       11,000          7,458
                    Amsteel Corp. Bhd (Materials)........................................        5,000          3,390
                    Aokam Perdana Bhd (Materials)........................................        2,000          2,933
                    Berjaya Group Bhd (Multi-industry)...................................        7,000          4,249
                    Development & Commercial Bank Holdings Bhd (Finance).................        9,000         23,768
                    Edaran Otomobil Nasional Bhd (Consumer Discretionary)................        2,000         14,348

---------------------
  60

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    MALAYSIA (continued)
                    Golden Hope Plantations Bhd (Materials)..............................       12,000     $   19,204
                    Guinness Anchor Bhd (Consumer Staples)...............................        4,000          6,937
                    Highlands & Lowlands Bhd (Materials).................................        5,000          7,174
                    Hong Leong Properties Bhd (Real Estate)..............................       10,000         10,367
                    Hume Industries (Materials)..........................................        3,000         13,480
                    Idris Hydraulic (Finance)............................................        6,000          7,142
                    Kuala Lumpur Kepong (Materials)......................................        4,000         11,510
                    Land & General Bhd (Materials).......................................        4,000          7,962
                    Landmarks Bhd (Information & Entertainment)..........................        4,000          4,982
                    Leader Universal Holdings Bhd (Industrial & Commercial)..............        4,000         10,642
                    Magnum Corp. Bhd (Information & Entertainment).......................        8,000         15,388
                    Malayan Banking Bhd (Finance)........................................       10,000         79,227
                    Malayan Cement Bhd (Materials).......................................        3,000          5,298
                    Malayan United Industries Bhd (Multi-industry).......................        6,000          4,564
                    Malaysia Mining Corp. Bhd (Materials)................................        6,000          7,899
                    Malaysian Airlines System (Industrial & Commercial)..................        6,000         17,619
                    Malaysian International Shipping Corp. (Industrial & Commercial).....        9,000         21,994
                    Malaysian Resources Corp. Bhd (Real Estate)..........................        6,000          7,615
                    Metroplex Bhd (Real Estate)..........................................        9,000          6,918
                    Mulpha International Bhd (Multi-industry)............................        7,000          7,312
                    Multi Purpose Holding (Multi-industry)...............................        7,000         10,099
                    Nestle Bhd (Consumer Staples)........................................        1,000          7,016
                    Oriental Holdings Bhd (Consumer Discretionary).......................        2,000          9,381
                    Perlis Plantations Bhd (Materials)...................................        3,000          9,223
                    Perusahaan Otomobil Nasiona (Consumer Discretionary).................        5,000         16,851
                    Public Bank Bhd (Finance)............................................       10,000         18,605
                    Rashid Hussain Bhd (Finance).........................................        4,000          9,933
                    Resorts World Bhd (Information & Entertainment)......................       10,000         48,877
                    Rothmans of Pall Mall (Consumer Staples).............................        2,000         15,294
                    Shell Refining Co. of Malaysia (Energy)..............................        3,000          9,105
                    Sime Darby Bhd (Multi-industry)......................................       18,000         46,472
                    Tan Chong Motor Holdings Bhd (Consumer Discretionary)................        8,000          8,041
                    Technology Resources Industries Bhd (Information Technology).........        6,000         16,791
                    Telekom Malaysia Bhd (Information Technology)........................       16,000        119,196
                    Tenaga Nasional Bhd (Utilities)......................................       26,100         97,734
                    UMW Holdings Bhd (Industrial & Commercial)...........................        3,000          7,036
                    United Engineers Bhd (Industrial & Commercial).......................        5,000         31,139
                    YTL Corp. Bhd (Consumer Discretionary)...............................        3,000         16,555
                                                                                                           -----------
                                                                                                              847,422
                                                                                                           -----------
                    NETHERLANDS--4.2%
                    ABN AMRO Holdings NV (Finance).......................................        3,300        146,934
                    Akzo NV (Materials)..................................................          875         98,885
                    Elsevier NV (Consumer Discretionary).................................       11,600        158,315
                    Heineken NV (Consumer Staples).......................................          400         70,104
                    Internationale Nederlanden Groep NV CVA (Finance)....................        2,900        189,835
                    KLM Royal Dutch Air (Industrial & Commercial)........................          950         32,619
                    Koninklijke Ahold NV (Consumer Discretionary)........................        1,200         31,643
                    Koninklijke KNP BT (Materials).......................................        1,244         49,244
                    Koninlijke PTT Nederland NV (Information Technology).................        5,328        189,851
                    Philips Electronics NV (Consumer Staples)............................        3,700        145,551
                    Royal Dutch Petroleum Co. (Energy)...................................        5,600        720,361
                    Unilever NV CVA (Consumer Staples)...................................        1,650        218,057
                                                                                                           -----------
                                                                                                            2,051,399
                                                                                                           -----------
                    NORWAY--1.8%
                    Aker AS (Multi-industry).............................................        1,700         21,220
                    Bergesen D Y AS (Industrial & Commercial)............................        2,200         45,250
                    Dyno Industrier AS (Materials).......................................        1,000         22,138
                    Elkem AS (Materials).................................................        2,100         23,905

                                                           ---------------------

                    COMMON STOCK (continued)                                                  SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    NORWAY (continued)
                    Hafslund Nycomed AS (Healthcare).....................................        3,750     $   98,917
                    Helikopter Service AS (Industrial & Commercial)......................          750          8,537
                    Kvaerner Industrier AS (Industrial & Commercial).....................        1,600         52,755
                    Leif Hoegh & Co. AS (Industrial & Commercial)........................        1,300         18,983
                    Norsk Hydro AS (Energy)..............................................        9,000        366,698
                    Norske Skogindystrier AS (Materials).................................        1,100         32,470
                    Orkla-Borregaard AS (Multi-industry).................................        1,750         89,300
                    Petroleum Geo Services AS (Energy)...................................        1,000         19,548
                    Transocean AS (Energy)...............................................        1,450         25,043
                    Unistorabrand AS (Consumer Discretionary)............................       10,800         58,672
                    Unitor AS (Industrial & Commercial)..................................          800         10,425
                    Vard AS (Information & Entertainment)................................        3,000          2,591
                                                                                                           -----------
                                                                                                              896,452
                                                                                                           -----------
                    PORTUGAL--0.3%
                    Banco Portugues do Atlantico SA (Finance)............................        8,700        131,131
                    Companhia de Seguros Imperio (Finance)...............................        2,050         12,441
                                                                                                           -----------
                                                                                                              143,572
                                                                                                           -----------
                    SINGAPORE--3.5%
                    Amcol Holdings Ltd. (Consumer Staples)...............................        9,000         21,822
                    City Developments Ltd. (Real Estate).................................       24,000        165,048
                    Cycle & Carriage Ltd. (Consumer Discretionary).......................        7,000         61,538
                    DBS Land Ltd. (Real Estate)..........................................       29,000         90,053
                    Development Bank of Singapore (Finance)..............................       12,000        140,376
                    First Capital Corp. Ltd. (Real Estate)...............................        8,000         21,553
                    Fraser & Neave Ltd. (Consumer Staples)...............................        8,000         95,285
                    Inchcape Bhd (Multi-industry)........................................        6,000         18,291
                    Keppel Corp. Ltd. (Industrial & Commercial)..........................       19,000        156,257
                    NatSteel Ltd. (Materials)............................................        9,000         18,504
                    Neptune Orient Lines Ltd. (Industrial & Commercial)..................       27,000         28,330
                    Overseas Chinese Banking Corp. Ltd. (Finance)........................       17,000        203,687
                    Overseas Union Enterprise Ltd. (Information & Entertainment).........        6,000         28,713
                    Robinson & Co., Ltd. (Consumer Discretionary)........................        2,000          8,295
                    Shangri-La Hotel Ltd. (Information & Entertainment)..................        5,000         16,944
                    Singapore Airlines Ltd. (Information & Entertainment)................       25,000        233,960
                    Singapore Press Holdings Ltd. (Information & Entertainment)..........        5,800         91,698
                    Straits Steamship Land Ltd. (Multi-industry).........................       19,000         60,078
                    Straits Trading Co., Ltd. (Materials)................................       13,000         29,309
                    United Industrial Corp. (Multi-industry).............................       59,000         51,032
                    United Overseas Bank Ltd. (Finance)..................................       18,000        162,070
                                                                                                           -----------
                                                                                                            1,702,843
                                                                                                           -----------
                    SPAIN--3.4%
                    Acerinox SA (Materials)..............................................          250         25,050
                    Acerinox SA (Materials)..............................................           12          1,202
                    Autopistas Concesionaria Espana SA (Industrial & Commercial).........        4,200         46,343
                    Banco Bilbao Vizcaya SA (Finance)....................................        4,700        155,008
                    Banco Central Hispanoamericano SA (Finance)..........................        3,300         67,604
                    Banco de Santander SA (Finance)......................................        1,100         51,316
                    Corporacion Bancaria de Espana (Argentaria) (Finance)................        2,500         97,866
                    Corporacion Financiera Alba (Multi-industry).........................          500         28,193
                    Corporacion Mapfre SA (Finance)......................................          600         33,784
                    Empresa Nacional Celulos SA (Materials)..............................          450          7,685
                    Empresa Nacional de Electricidad SA (Utilities)......................        5,000        268,549
                    Fomento Construcciones Y Contratas SA (Consumer Discretionary).......          400         30,376
                    Gas Natural SDG SA (Utilities).......................................          750        106,486
                    Iberdrola SA (Utilities).............................................       17,800        150,193
                    Inmobiliaria Metropolitana Vasco Central SA (Real Estate)............          550         18,028
                    Mapfre Vida SA (Finance).............................................           13            733

---------------------

                    COMMON STOCK (continued)                                                 SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    SPAIN (continued)
                    Portland Valderrivas SA (Materials)..................................          225     $   14,093
                    Repsol SA (Energy)...................................................        6,100        192,272
                    Tabacalera SA (Consumer Staples).....................................          850         31,930
                    Telefonica de Espana SA (Information Technology).....................       18,800        259,300
                    Union Electrica-Fenosa SA (Utilities)................................        6,400         34,686
                    Viscofan Industria Navarra (Materials)...............................          700          7,298
                    Zardoya Otis SA (Industrial & Commercial)............................          200         20,770
                                                                                                           -----------
                                                                                                            1,648,765
                                                                                                           -----------
                    SWITZERLAND--3.2%
                    Alusuisse-Lonza Holdings (Materials).................................           25         20,268
                    BBC Brown Boveri Ltd. (Information Technology).......................           50         57,422
                    Ciba-Geigy AG BR (Materials).........................................           20         17,746
                    Ciba-Geigy AG (Materials)............................................          130        115,900
                    CS Holding (Finance).................................................        1,000         94,853
                    Fischer (Georg) AG (Consumer Staples)................................           10         13,356
                    Gebrueder Sulzer AG (Industrial & Commercial)........................           24         13,271
                    Holderbank Financiere Glarus (Finance)...............................           42         31,299
                    Nestle SA (Consumer Staples).........................................          220        234,504
                    Roche Holding (Mortgage-related Securities)..........................           38        287,061
                    Roche Holding AG (Mortgage-related Securities).......................           10        130,157
                    Sandoz Ltd. (Mortgage-related Securities)............................          200        170,821
                    SGS Societe Generale de Surance Holding SA (Materials)...............           12         22,561
                    SMH Schweizerische Ges Fueroelektronik & Uhrenindustri (Information &
                      Entertainment).....................................................           24         14,067
                    Swiss Bank Corp. BR (Finance)........................................          150         59,719
                    Swiss Bank Corp. (Finance)...........................................          150         29,796
                    Swiss Reinsurance Co. (Finance)......................................           50         55,934
                    Union Bank of Switzerland (Finance)..................................          120        125,359
                    Zuerich Versicherungs (Finance)......................................          250         76,776
                                                                                                           -----------
                                                                                                            1,570,870
                                                                                                           -----------
                    THAILAND--1.5%
                    Advanced Information Services (Information Technology)...............        4,300         68,363
                    Bangchak Petroleum PCL (Energy)......................................        9,600         11,828
                    Bangkok Metropolitan Bank PCL (Finance)..............................       14,100         12,749
                    CMIC Finance & Security PCL (Finance)................................        3,500         10,016
                    Dhana Siam Finance & Securities PCL (Finance)........................        4,600         21,025
                    General Finance & Securities (Finance)...............................        2,450          9,835
                    Italian-Thai Development PCL (Energy)................................        4,600         42,782
                    Jasmine International PCL (Information Technology)...................        6,200         34,006
                    Krung Thai Bank PCL (Finance)........................................       25,800         95,366
                    National Finance & Securities PCL (Finance)..........................        3,200         13,609
                    National Petrochemical PCL (Materials)...............................        5,700          9,628
                    One Holding PCL (Multi-industry).....................................        2,900          6,224
                    Phatra Thanakit Co. (Finance)........................................        2,700         21,892
                    Phatra Thanakit PCL local (Finance)..................................        2,300         16,180
                    PTT Exploration & Production (Energy)................................        5,700         53,013
                    Sahavirya Steel Industries (Materials)...............................        9,400         11,489
                    Shinawatra Computer & Communication PCL (Information Technology).....        2,500         58,029
                    Shinawatra Satelite PCL (Industrial & Commercial)....................        6,400         10,111
                    Siam City Bank PCL local (Finance)...................................       10,000          9,837
                    Siam City Bank PCL (Finance).........................................       12,100         13,105
                    Telecomasia Corp. PCL (Utilities)....................................       40,900        126,797
                    Thai Military Bank PCL local (Finance)...............................        4,300         13,843
                    Thai Military Bank PCL (Finance).....................................        4,300         15,040
                    United Communication Industries (Information Technology).............        4,300         51,272
                                                                                                           -----------
                                                                                                              736,039
                                                                                                           -----------

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    UNITED KINGDOM--10.5%
                    Abbey National PLC (Finance).........................................       12,800     $  125,903
                    Argyll Group PLC (Consumer Discretionary)............................        9,900         47,136
                    Arjo Wiggins Appleton PLC (Materials)................................       12,300         32,294
                    Barclays PLC (Finance)...............................................       10,401        125,315
                    Bass PLC (Consumer Staples)..........................................        6,900         72,835
                    BAT Industries PLC (Multi-industry)..................................       23,301        198,693
                    BOC Group PLC (Materials)............................................        5,700         76,748
                    Boots Co. PLC (Consumer Discretionary)...............................        7,600         65,854
                    British Aerospace PLC (Industrial & Commercial)......................        3,899         49,006
                    British Airways PLC (Industrial & Commercial)........................        5,700         40,141
                    British Gas PLC (Utilities)..........................................       35,500        132,609
                    British Petroleum Co. PLC (Energy)...................................       45,600        359,173
                    British Telecommunications PLC (Information Technology)..............       45,000        259,377
                    BTR PLC (Multi-industry).............................................       26,700        136,729
                    Cable & Wireless PLC (Information Technology)........................        7,996         55,514
                    Commercial Union PLC (Finance).......................................        4,700         46,374
                    General Accident PLC (Finance).......................................        4,500         45,779
                    General Electric PLC (Industrial & Commercial).......................       23,400        113,919
                    Glaxo Wellcome PLC (Consumer Staples)................................       21,307        284,278
                    Grand Metropolitan PLC (Multi-industry)..............................       14,300         96,764
                    Great Universal Stores PLC (Consumer Discretionary)..................        2,300         21,690
                    Guinness PLC (Consumer Staples)......................................       15,000        106,093
                    Hanson PLC (Multi-industry)..........................................       36,600        109,542
                    HSBC Holdings PLC (Finance)..........................................       12,700        188,692
                    Imperial Chemical Industries PLC (Materials).........................        6,400         74,464
                    Kingfisher PLC (Consumer Staples)....................................        7,271         57,605
                    Ladbroke Group PLC (Information & Entertainment).....................       17,900         39,187
                    Land Securities PLC (Real Estate)....................................       10,300         94,059
                    Lloyds Bank PLC (Finance)............................................       10,932        145,269
                    Marks & Spencer PLC (Consumer Discretionary).........................       21,100        142,616
                    MEPC PLC (Real Estate)...............................................        4,600         27,430
                    National Power PLC (Utilities).......................................        8,100         57,166
                    Peninsular & Oriental Steam PLC (Industrial & Commercial)............        6,596         49,051
                    Prudential Corp. PLC (Finance).......................................       18,700        123,245
                    Rank Organisation PLC (Information & Entertainment)..................        6,600         41,629
                    Redland PLC (Materials)..............................................       15,600         91,231
                    Reed International PLC (Information & Entertainment).................        7,600        121,586
                    Reuters Holdings PLC (Industrial & Commercial).......................       12,300        116,089
                    RMC Group PLC (Materials)............................................        7,275        115,551
                    Royal Bank of Scotland Group (Finance)...............................       10,200         87,134
                    Royal Insurance Holdings PLC (Finance)...............................        6,700         39,901
                    RTZ Corp. PLC (Materials)............................................        8,900        127,737
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................       13,000         76,523
                    Scottish Power PLC (Utilities).......................................        7,600         43,864
                    SmithKline Beecham PLC (Healthcare)..................................        8,000         85,058
                    SmithKline Beecham PLC (Healthcare)(2)...............................        7,950         83,492
                    Tesco PLC (Consumer Discretionary)...................................       13,952         61,302
                    Thames Water PLC (Industrial & Commercial)...........................        4,100         34,679
                    Thorn EMI PLC (Consumer Discretionary)...............................        3,900         92,992
                    Trafalgar House PLC (Multi-industry).................................        8,900          3,270
                    Unilever PLC (Consumer Staples)......................................        7,900        153,174
                    Vodafone Group PLC (Information Technology)..........................        7,400         26,396
                    Zeneca Group PLC ADR (Healthcare)....................................        5,900        119,093
                                                                                                           -----------
                                                                                                            5,121,251
                                                                                                           -----------

---------------------

                    COMMON STOCK (continued)                                                  SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    UNITED STATES--0.0%
                    United States Industries, Inc. (Multi-industry)......................          169     $    2,746
                                                                                                           -----------
                    TOTAL COMMON STOCK (cost $43,375,684)................................                  44,189,371
                                                                                                           -----------

                    PREFERRED STOCK--0.2%
                    --------------------------------------------------------------------------------------------------
                    GERMANY--0.2%
                    RWE AG (Utilities)...................................................          150         42,885
                    SAP AG (Materials)...................................................          300         47,335
                                                                                                           -----------
                                                                                                               90,220
                                                                                                           -----------
                    ITALY--0.0%
                    Fiat SpA (Consumer Discretionary)....................................       11,000         19,122
                                                                                                           -----------
                    TOTAL PREFERRED STOCK (cost $113,626)................................                     109,342
                                                                                                           -----------
                    RIGHTS--0.0%+
                    --------------------------------------------------------------------------------------------------
                    GERMANY--0.0%
                    Munchener Ruckversicherungs (Finance)................................           50          5,601
                                                                                                           -----------
                    ITALY--0.0%
                    Olivetti ING C, & Co. (Information Technology).......................       20,000          1,144
                    Riunione Adriatica di Sicur (Finance)................................          250            907
                                                                                                           -----------
                                                                                                                2,051
                                                                                                           -----------
                    TOTAL RIGHTS (cost $0)...............................................                       7,652
                                                                                                           -----------
                    WARRANTS--0.0%+
                    --------------------------------------------------------------------------------------------------
                    ITALY--0.0%
                    Riunione Adriatica di Sicur (Finance)................................          150            264
                                                                                                           -----------
                    MALAYSIA--0.0%
                    Hong Leong Properties (Real Estate)(1)...............................          500              0
                                                                                                           -----------
                    TOTAL WARRANTS (cost $95)............................................                         264
                                                                                                           -----------
                    TOTAL INVESTMENT SECURITIES (cost $43,489,405).......................                  44,306,629
                                                                                                           -----------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT--6.0%                                                AMOUNT
                    --------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--6.0%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.50% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $2,940,368 and collateralized by $2,080,000 U.S. Treasury Bonds
                      12.00% due 5/15/05 (cost $2,940,000)...............................    $2,940,000     2,940,000
                                                                                                           -----------
                    TOTAL INVESTMENTS--
                      (cost $46,429,405)                                             96.5%                  47,246,629
                    Other assets less liabilities--                                   3.5                    1,714,030
                                                                                    ------                  -----------
                    NET ASSETS--                                                    100.0%                  $48,960,659
                                                                                    ======                  ===========

              -----------------------------

              + Non-income producing securities

              (1) Fair valued security; see Note 2

              (2) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

                                                           ---------------------

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    -----------------------------------------------------------------------
                        CONTRACT                IN            DELIVERY     GROSS UNREALIZED
                       TO DELIVER          EXCHANGE FOR         DATE         APPRECIATION
                    -----------------------------------------------------------------------
                    *BEF   20,412,000     USD     723,573      04/30/96       $   36,994
                     BEF   13,440,000     USD     476,427      04/30/96           21,043
                    *CHF      867,740     USD     759,044      01/04/96           20,857
                     CHF      584,126     USD     510,956      01/04/96           12,325
                     DEM    2,397,696     USD   1,680,000      01/04/96           19,239
                     FRF    7,355,600     USD   1,480,000      01/04/96            6,544
                     JPY   248,004,000    USD   2,490,000      01/04/96           39,438
                     JPY   179,454,990    USD   2,127,000      04/30/96          324,044
                     JPY   251,101,200    USD   2,685,000      04/30/96          162,226
                     JPY   344,664,320    USD   4,326,149      04/30/96          863,362
                     JPY   170,938,250    USD   1,855,000      08/14/96          113,181
                     JPY   122,773,950    USD   1,253,672      08/30/96          141,328
                    *JPY   53,685,680     USD     673,851      04/30/96          146,227
                     NLG    1,602,870     USD   1,001,836      07/31/96           48,469
                    *NLG      686,280     USD     449,695      07/31/96           25,882
                    *USD      675,000     BEF   20,412,000     04/30/96           11,579
                    *USD      420,000     NLG     686,280      07/31/96            3,813
                                                                           ----------------
                                                                               1,996,551
                                                                           ----------------
                                                                           GROSS UNREALIZED
                                                                             DEPRECIATION
                    -----------------------------------------------------------------------
                     CHF      899,396     USD     740,000      02/28/96       $  (32,037)
                    *USD      765,000     CHF     867,740      01/04/96          (26,812)
                    *USD      652,000     JPY   53,685,680     04/30/96         (124,377)
                     USD      414,979     ESP   50,536,112     12/04/96           (4,966)
                                                                           ----------------
                                                                                (188,192)
                                                                           ----------------
                           Net Unrealized Appreciation.................       $1,808,359
                                                                           ================

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                  BEF--Belgian Franc    ESP--Spanish Peseta    NLG--Netherlands Guilder
                                                               USD--United States
                  CHF--Swiss Franc      FRF--French Franc      Dollar
                  DEM--Deutsche Mark    JPY--Japanese Yen

              See Notes to Financial Statements

---------------------
  66

                     (This page intentionally left blank)

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    NOVEMBER 30, 1995

                                                            CASH           FIXED                      HIGH-YIELD      WORLDWIDE
                                                         MANAGEMENT       INCOME       GLOBAL BOND       BOND        HIGH INCOME
    -----------------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities, at value*..................   $        --    $28,718,327    $52,213,584    $77,635,215    $20,719,687
    Short-term securities*............................    92,708,313        189,622      8,281,000             --             --
    Repurchase agreements (cost equals market)........       973,000      8,212,000             --             --      1,434,000
    Cash..............................................           799        153,943            395         20,910         60,425
    Foreign currency..................................            --             --             40             --             --
    Receivables for--
      Fund shares sold................................       357,393        275,532        196,409        223,930         61,493
      Dividends and accrued interest..................       247,585        367,930      1,804,209      1,150,512        442,426
      Sales of investments............................            --      2,423,446             --      4,251,771        252,146
      Variation margin on futures contracts...........            --         10,158             --             --             --
      Foreign currency contracts......................            --             --             --             --             --
    Deferred organizational expenses..................        15,584          8,602          8,603          8,325          1,798
    Prepaid expenses..................................         1,777            475            985          1,399            318
    Unrealized appreciation on forward foreign
      currency contracts..............................            --             --        935,313             --             --
    Due from adviser..................................            --             --             --             --             --
                                                         ------------------------------------------------------------------------
                                                          94,304,451     40,360,035     63,440,538     83,292,062     22,972,293
                                                         ------------------------------------------------------------------------
    LIABILITIES:
    Payables for--
      Fund shares redeemed............................     2,471,690         43,601         27,382        767,083          1,634
      Purchases of investments........................     1,006,937     10,803,012      3,253,872             --      1,420,812
      Management fees.................................        45,675         16,246         34,838         48,297         17,066
      Variation margin on futures contracts...........            --             --             --             --             --
      Foreign currency contracts......................            --             --             --             --             --
    Other accrued expenses............................        48,956         22,656         35,975        303,015         17,701
    Unrealized depreciation on forward foreign
      currency contracts..............................            --             --        329,427             --             --
    Due to custodian bank.............................            --             --             --             --             --
                                                         ------------------------------------------------------------------------
                                                           3,573,258     10,885,515      3,681,494      1,118,395      1,457,213
                                                         ------------------------------------------------------------------------
    NET ASSETS........................................   $90,731,193    $29,474,520    $59,759,044    $82,173,667    $21,515,080
                                                         ========================================================================
    Shares of beneficial interest outstanding
      (unlimited shares authorized)...................     8,483,049      2,724,189      5,424,420      7,806,335      1,884,528
    Net asset value per share.........................        $10.70         $10.82         $11.02         $10.53         $11.42
                                                         ========================================================================
    COMPOSITION OF NET ASSETS:
    Capital paid in...................................   $86,488,589    $28,058,530    $55,577,869    $83,135,134    $19,619,819
    Accumulated undistributed net investment income
      (loss)..........................................     4,234,947      1,219,884      3,620,109      7,410,940      1,431,913
    Accumulated undistributed net realized gain (loss)
      on investments, futures contracts and options
      contracts.......................................         4,583       (355,354)      (932,642)    (9,037,804)        74,158
    Unrealized appreciation on investments............         3,074        511,571        916,086        665,397        389,190
    Unrealized foreign exchange gain(loss) on other
      assets and liabilities..........................            --             --        577,622             --             --
    Unrealized appreciation on futures contracts......            --         39,889             --             --             --
                                                         ------------------------------------------------------------------------
                                                         $90,731,193    $29,474,520    $59,759,044    $82,173,667    $21,515,080
                                                         ========================================================================
    ---------------
    * Cost
      Investment securities...........................   $        --    $28,206,756    $51,297,498    $76,969,818    $20,330,497
                                                         ========================================================================
      Short-term securities...........................   $92,705,239    $   189,622    $ 8,281,000    $        --    $        --
                                                         ========================================================================

    See Notes to Financial Statements

---------------------

      BALANCED/                                                       GROWTH/
       PHOENIX                                                        PHOENIX
     INVESTMENT        ASSET          GROWTH-         ALLIANCE       INVESTMENT      PROVIDENT        VENTURE          GLOBAL
       COUNSEL       ALLOCATION        INCOME          GROWTH         COUNSEL          GROWTH          VALUE          EQUITIES
      -------------------------------------------------------------------------------------------------------------------------
     $28,405,803    $187,514,184    $170,021,383    $159,610,648    $137,276,227    $111,437,200    $139,942,029    $158,513,242
       6,240,939       1,555,465       7,513,000       8,015,716      14,211,761              --      16,997,439      10,230,000
              --      24,551,000              --              --              --       2,633,000              --              --
              --         508,600             985          72,387              --             916              --           2,965
              --              --              --              --              --              --              --         351,092
         100,774       1,282,427         359,840       1,945,004         906,183         328,870       1,182,040         226,762
         148,159       1,311,720         394,878         115,715          54,298          44,282         200,648         484,192
         153,850       6,253,168              --         655,070       5,264,814         991,163         519,577         681,222
              --          33,671              --              --              --              --              --              --
              --              --              --              --              --              --              --       2,032,562
              --           8,603           8,325           8,325           8,901           8,325              --           8,325
             365           3,235           2,651           2,337           2,619           2,055           1,914           2,875
              --              --              --              --              --              --              --         123,525
              --              --              --              --              --              --              --              --
     ---------------------------------------------------------------------------------------------------------------------------
      35,049,890     223,022,073     178,301,062     170,425,202     157,724,803     115,445,811     158,843,647     172,656,762
     ---------------------------------------------------------------------------------------------------------------------------
           2,085          71,256         122,346         264,506          39,618          40,945          18,383          41,395
       1,879,526      22,926,295       6,748,269       2,140,913       3,253,574              --       2,658,822       4,475,831
          16,631         105,262          87,816          85,492          81,295          77,941          93,167         108,987
              --              --              --           3,600              --              --              --              --
              --              --              --              --              --              --              --       2,033,679
          21,883          82,870          61,558          60,964          62,530          50,886          61,907         142,677
              --              --              --              --              --              --              --         102,496
         701,230              --              --              --       4,377,303              --       1,103,371              --
     ---------------------------------------------------------------------------------------------------------------------------
       2,621,355      23,185,683       7,019,989       2,555,475       7,814,320         169,772       3,935,650       6,905,065
     ---------------------------------------------------------------------------------------------------------------------------
     $32,428,535    $199,836,390    $171,281,073    $167,869,727    $149,910,483    $115,276,039    $154,907,997    $165,751,697
     ===========================================================================================================================
       2,598,706      15,689,067      12,490,023      10,739,380      11,411,801       8,800,227      11,503,467      12,693,039
          $12.48          $12.74          $13.71          $15.63          $13.14          $13.10          $13.47          $13.06
     ===========================================================================================================================
     $29,191,071    $171,257,566    $139,333,338    $134,009,237    $121,638,746    $ 90,389,835    $137,197,421    $149,050,688
         399,630       5,029,483       1,673,393         477,396       1,261,039              --         889,057       1,468,646
         874,562       6,131,686       5,896,173      12,945,264      10,537,220      (3,161,237)      1,620,396       4,154,885
       1,963,272      17,322,705      24,378,169      20,341,080      16,473,499      28,047,441      15,201,123      11,048,831
              --              --              --              --             (21)             --              --          28,647
              --          94,950              --          96,750              --              --              --              --
     ---------------------------------------------------------------------------------------------------------------------------
     $32,428,535    $199,836,390    $171,281,073    $167,869,727    $149,910,483    $115,276,039    $154,907,997    $165,751,697
     ===========================================================================================================================
     $26,442,531    $170,194,711    $145,643,214    $139,269,571    $120,802,728    $ 83,389,759    $124,740,906    $147,464,411
     ===========================================================================================================================
     $ 6,240,939    $  1,552,233    $  7,513,000    $  8,015,713    $ 14,211,761    $         --    $ 16,997,439    $ 10,230,000
     ===========================================================================================================================


       INTERNATIONAL
       DIVERSIFIED
         EQUITIES
       -------------
       $44,306,629
                --
         2,940,000
            12,807
            27,361
           275,200
           137,650
                --
                --
                --
             1,797
               708
         1,996,551
            23,550
       -----------
        49,722,253
       -----------
            25,020
           424,485
            37,911
                --
                --
            85,986
           188,192
                --
       -----------
           761,594
       -----------
       $48,960,659
       ===========
         4,824,929
            $10.15
       ===========
       $47,266,486
          (346,916)
          (586,233)
           817,224
         1,810,098
                --
       -----------
       $48,960,659
       ===========
       $43,489,405
       ===========
       $        --
       ===========

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

                                                                                                               WORLDWIDE
                                                                 CASH        FIXED      GLOBAL     HIGH-YIELD     HIGH
                                                               MANAGEMENT   INCOME       BOND        BOND        INCOME
    ---------------------------------------------------------------------------------------------------------------------
    Income:
      Dividends.............................................. $       --  $       --  $       --  $       --  $       --
      Interest...............................................  4,772,033   1,423,770   3,341,934   8,087,552   1,691,603
                                                               ----------------------------------------------------------
          Total income *.....................................  4,772,033   1,423,770   3,341,934   8,087,552   1,691,603
                                                               ----------------------------------------------------------
    Expenses:
      Management fees........................................    438,400     144,546     365,313     478,203     143,765
      Custodian fees.........................................     39,740      38,690      69,310      39,905      22,720
      Auditing fees..........................................     22,575       6,245      10,865      13,965      10,800
      Reports to investors...................................      9,420       3,505       7,370      10,995       2,170
      Amortization of organizational expenses................      7,172       3,953       3,953       3,822       1,887
      Legal fees.............................................      5,400       1,190       3,640       4,525       1,030
      Trustees' fees.........................................      2,645          60       1,435       1,835         480
      Interest expense.......................................         --          --          --       2,898          --
      Other expenses.........................................      5,176       2,683       3,805       4,509       5,287
                                                               ----------------------------------------------------------
        Total expenses before reimbursement..................    530,528     200,872     465,691     560,657     188,139
        Expenses reimbursed by the investment adviser........         --      (1,770)         --          --        (649)
                                                               ----------------------------------------------------------
    Net investment income (loss).............................  4,241,505   1,224,668   2,876,243   7,526,895   1,504,113
                                                               ----------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain (loss) on investments@...............      5,110     581,976   1,618,834  (3,711,235)     76,600
      Net realized gain (loss) on futures and options
        contracts............................................         --      13,918          --          --          --
      Net realized foreign exchange gain (loss) on other
        assets and liabilities...............................         --          --   1,319,839          --          --
      Change in unrealized appreciation/depreciation on
        investments..........................................     44,053   1,262,150   1,593,149   4,427,627     484,883
      Change in unrealized foreign exchange gain (loss) on
        other assets and liabilities.........................         --          --       1,814          --          --
      Change in unrealized appreciation/depreciation on
        futures contracts....................................         --      39,889          --          --          --
                                                               ----------------------------------------------------------
      Net realized and unrealized gain on investments and
        foreign currencies...................................     49,163   1,897,933   4,533,636     716,392     561,483
                                                               ----------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $4,290,668  $3,122,601  $7,409,879  $8,243,287  $2,065,596
                                                               ==========================================================

    -------------------
    * Net of foreign withholding taxes on interest and dividends of $66, $1,816, $3,636, $2,245 $20,557, $6,965, $5,619, $269,136 and $85,357 on
       the Balanced/Phoenix Investment Counsel, Asset Allocation, Growth-Income, Alliance Growth, Growth/Phoenix Investment Counsel, Provident Growth, Venture Value, Global Equities and International Diversified Equities Portfolios, respectively.

    @ Net of foreign withholding taxes on capital gains of $18,009 on the Global
      Equities Portfolio.

    See Notes to Financial Statements

---------------------

     BALANCED/                                           GROWTH/
      PHOENIX                                            PHOENIX                                           INTERNATIONAL
     INVESTMENT    ASSET       GROWTH-      ALLIANCE    INVESTMENT   PROVIDENT     VENTURE       GLOBAL     DIVERSIFIED
      COUNSEL    ALLOCATION     INCOME       GROWTH      COUNSEL       GROWTH       VALUE       EQUITIES     EQUITIES
     ----------------------------------------------------------------------------------------------------------------
     $  94,209   $2,163,433   $2,168,076   $1,029,948   $1,295,073   $  583,781   $1,048,621   $2,679,270   $ 561,748
       441,028    4,342,880      414,143      198,205      920,009      252,521      489,585      397,172     135,681
     -----------------------------------------------------------------------------------------------------------------
       535,237    6,506,313    2,582,219    1,228,153    2,215,082      836,302    1,538,206    3,076,442     697,429
     -----------------------------------------------------------------------------------------------------------------
        92,499    1,000,248      794,078      635,979      835,634      785,809      504,014    1,185,831     283,908
        34,395       94,115       41,745       44,345       49,400       40,845       79,040      362,550     279,268
        11,565       34,670       28,795       29,030       23,975       21,070       31,700       26,775      15,720
         3,690       32,210       21,810       20,110       20,325       16,235       19,075       25,305       6,025
           360        3,953        3,822        3,822        3,822        3,822          360        3,822       1,887
           765        9,435        7,210        6,185        7,990        6,000        4,185        9,505       1,455
           405        4,680        3,640        2,915        3,710        2,685        1,975        4,575         920
            --           --           --           --           --           --           --           --          --
         2,248        6,280        5,559        4,235        6,589        5,094        3,098        7,879       5,487
     -----------------------------------------------------------------------------------------------------------------
       145,927    1,185,591      906,659      746,621      951,445      881,560      643,447    1,626,242     594,670
       (17,031)          --           --           --           --           --       (9,792)          --    (112,030)
     -----------------------------------------------------------------------------------------------------------------
       406,341    5,320,722    1,675,560      481,532    1,263,637      (45,258)     904,551    1,450,200     214,789
     -----------------------------------------------------------------------------------------------------------------
       875,469    6,792,943    6,546,892   13,305,824   19,383,952      240,218    1,620,396    5,003,696    (585,776)
            --       37,040           --       47,744           --           --           --     (524,955)         --
            --           --           76           --          701           --           --      720,956    (506,494)
     1,971,928   20,689,780   26,098,737   21,063,685   14,865,880   25,016,207   15,272,123   13,392,395   1,120,932
            --           --           --           --          (21)          --           --       15,377   1,810,094
            --       94,950           --       96,750           --           --           --      182,708          --
     -----------------------------------------------------------------------------------------------------------------
     2,847,397   27,614,713   32,645,705   34,514,003   34,250,512   25,256,425   16,892,519   18,790,177   1,838,756
     -----------------------------------------------------------------------------------------------------------------
    $3,253,738  $32,935,435  $34,321,265  $34,995,535  $35,514,149  $25,211,167  $17,797,070  $20,240,377  $2,053,545
    ==================================================================================================================

                                                         ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

                                                         CASH          FIXED                    HIGH-YIELD     WORLDWIDE
                                                      MANAGEMENT      INCOME      GLOBAL BOND      BOND       HIGH INCOME
    ---------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income (loss)...................  $  4,241,505   $ 1,224,668   $ 2,876,243   $ 7,526,895   $1,504,113
    Net realized gain (loss) on investments........         5,110       581,976     1,618,834    (3,711,235)      76,600
    Net realized gain (loss) on futures and options
      contracts....................................            --        13,918            --            --           --
    Net realized foreign exchange gain (loss) on
      other assets and liabilities.................            --            --     1,319,839            --           --
    Change in unrealized appreciation/depreciation
      on investments...............................        44,053     1,262,150     1,593,149     4,427,627      484,883
    Change in unrealized foreign exchange gain
      (loss) on other assets and liabilities.......            --            --         1,814            --           --
    Change in unrealized appreciation/depreciation
      on futures contracts.........................            --        39,889            --            --           --
                                                     --------------------------------------------------------------------
    Net increase in net assets resulting from
      operations...................................     4,290,668     3,122,601     7,409,879     8,243,287    2,065,596
                                                     --------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.........    (2,210,000)     (885,000)   (1,700,000)   (6,340,000)    (114,929)
      Distributions from net realized gain on
        investments................................            --            --            --            --           --
                                                     --------------------------------------------------------------------
    Total dividends and distributions to
      shareholders.................................    (2,210,000)     (885,000)   (1,700,000)   (6,340,000)    (114,929)
                                                     --------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold......................   415,378,253    22,925,314    22,230,068    70,702,486   13,740,334
    Proceeds from shares issued for reinvestment of
      dividends and distributions..................     2,210,000       885,000     1,700,000     6,340,000      114,929
    Cost of shares repurchased.....................  (418,035,564)  (12,442,153)  (14,423,490)  (52,574,843)  (4,768,369)
                                                     --------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............      (447,311)   11,368,161     9,506,578    24,467,643    9,086,894
                                                     --------------------------------------------------------------------
    TOTAL INCREASE IN NET ASSETS...................     1,633,357    13,605,762    15,216,457    26,370,930   11,037,561
    NET ASSETS:
    Beginning of year..............................    89,097,836    15,868,758    44,542,587    55,802,737   10,477,519
                                                     --------------------------------------------------------------------
    End of year....................................  $ 90,731,193   $29,474,520   $59,759,044   $82,173,667  $21,515,080
                                                     ====================================================================
    ---------------
    Undistributed net investment income (loss).....  $  4,234,947   $ 1,219,884   $ 3,620,109   $ 7,410,940  $ 1,431,913
                                                     ====================================================================
    Shares issued and repurchased:
    Sold...........................................    39,465,595     2,218,395     2,131,775     6,846,915    1,299,782
    Issued in reinvestment of dividends and
      distributions................................       214,355        90,306       170,000       648,925       11,873
    Repurchased....................................   (39,709,537)   (1,212,881)   (1,407,509)   (5,097,408)    (480,433)
                                                     --------------------------------------------------------------------
    Net increase (decrease)........................       (29,587)    1,095,820       894,266     2,398,432      831,222
                                                     ====================================================================

    See Notes to Financial Statements

---------------------

     BALANCED/                                                GROWTH/
      PHOENIX                                                 PHOENIX                                              INTERNATIONAL
     INVESTMENT      ASSET        GROWTH-      ALLIANCE     INVESTMENT     PROVIDENT      VENTURE       GLOBAL      DIVERSIFIED
      COUNSEL     ALLOCATION      INCOME        GROWTH        COUNSEL       GROWTH         VALUE       EQUITIES       EQUITIES
     ---------------------------------------------------------------------------------------------------------------------------
    $   406,341   $ 5,320,722   $ 1,675,560   $   481,532   $ 1,263,637   $   (45,258)  $   904,551   $ 1,450,200   $   214,789
        875,469     6,792,943     6,546,892    13,305,824    19,383,952       240,218     1,620,396     5,003,696      (585,776)
             --        37,040            --        47,744            --            --            --      (524,955)           --
             --            --            76            --           701            --            --       720,956      (506,494)
      1,971,928    20,689,780    26,098,737    21,063,685    14,865,880    25,016,207    15,272,123    13,392,395     1,120,932
             --            --            --            --           (21)           --            --        15,377     1,810,094
             --        94,950            --        96,750            --            --            --       182,708            --
    ---------------------------------------------------------------------------------------------------------------------------
      3,253,738    32,935,435    34,321,265    34,995,535    35,514,149    25,211,167    17,797,070    20,240,377     2,053,545
    ---------------------------------------------------------------------------------------------------------------------------
        (11,237)   (2,240,000)     (875,000)     (155,000)   (1,450,000)     (200,000)      (23,311)     (855,000)     (121,869)
             --      (425,000)           --      (725,000)           --            --            --    (3,190,000)           --
    ---------------------------------------------------------------------------------------------------------------------------
        (11,237)   (2,665,000)     (875,000)     (880,000)   (1,450,000)     (200,000)      (23,311)   (4,045,000)     (121,869)
    ---------------------------------------------------------------------------------------------------------------------------
     30,928,111    91,078,058    79,200,929   168,074,086    45,890,799    46,200,686   164,118,300    79,044,610    58,139,793
         11,237     2,665,000       875,000       880,000     1,450,000       200,000        23,311     4,045,000       121,869
     (3,269,069)  (31,032,947)  (27,140,302)  (88,413,178)  (35,688,009)  (31,477,920)  (31,455,895)  (70,291,038)  (23,670,269)
    ---------------------------------------------------------------------------------------------------------------------------
     27,670,279    62,710,111    52,935,627    80,540,908    11,652,790    14,922,766   132,685,716    12,798,572    34,591,393
    ---------------------------------------------------------------------------------------------------------------------------
     30,912,780    92,980,546    86,381,892   114,656,443    45,716,939    39,933,933   150,459,475    28,993,949    36,523,069
      1,515,755   106,855,844    84,899,181    53,213,284   104,193,544    75,342,106     4,448,522   136,757,748    12,437,590
    ---------------------------------------------------------------------------------------------------------------------------
    $32,428,535  $199,836,390  $171,281,073  $167,869,727  $149,910,483  $115,276,039  $154,907,997  $165,751,697  $48,960,659
    ===========================================================================================================================
    $   399,630  $  5,029,483  $  1,673,393  $    477,396  $  1,261,039  $         --  $    889,057  $  1,468,646  $   (346,916)
    ===========================================================================================================================
      2,742,183     7,788,903     6,452,877    12,084,699     4,046,435     3,971,874    13,646,177     6,436,345     6,011,154
          1,132       243,157        77,502        76,126       135,387        18,536         2,359       357,648        12,721
       (296,843)   (2,699,219)   (2,260,341)   (6,421,749)   (3,175,785)   (2,684,472)   (2,599,805)   (5,815,859)   (2,470,598)
    ---------------------------------------------------------------------------------------------------------------------------
      2,446,472     5,332,841     4,270,038     5,739,076     1,006,037     1,305,938    11,048,731       978,134     3,553,277
    ===========================================================================================================================

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1994

                                                                                                                   WORLDWIDE
                                                         CASH           FIXED          GLOBAL       HIGH-YIELD       HIGH
                                                      MANAGEMENT        INCOME          BOND           BOND         INCOME*
    -------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..........................  $   2,204,504   $    877,613   $  2,056,427   $  6,224,934   $   42,729
    Net realized gain (loss) on investments........           (527)      (897,488)    (2,571,262)    (5,326,569)      (2,442)
    Net realized gain (loss) on futures and options
      contracts....................................             --             --        (28,936)            --           --
    Net realized foreign exchange gain (loss) on
      other assets and liabilities.................             --             --       (887,865)            --           --
    Change in unrealized appreciation/depreciation
      on investments...............................        (40,979)      (658,964)      (296,847)    (3,751,081)     (95,693)
    Change in unrealized foreign exchange gain
      (loss) on other assets and liabilities.......             --             --        412,079             --           --
    Change in unrealized appreciation/depreciation
      on futures contracts.........................             --             --             --             --           --
                                                     ------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from operations..............................      2,162,998       (678,839)    (1,316,404)    (2,852,716)     (55,406)
                                                     ------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.........       (294,500)       (98,500)      (342,000)    (1,505,500)          --
      Distributions from net realized gain on
        investments................................             --        (71,794)      (187,458)      (294,750)          --
                                                     ------------------------------------------------------------------------
    Total dividends and distributions to
      shareholders.................................       (294,500)      (170,294)      (529,458)    (1,800,250)          --
                                                     ------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold......................    269,001,242     22,698,651     36,121,308     57,807,375   10,551,001
    Proceeds from shares issued for reinvestment of
      dividends and distributions..................        294,500        170,294        529,458      1,800,250           --
    Cost of shares repurchased.....................   (206,669,280)   (17,818,535)   (15,272,111)   (41,002,709)     (18,076)
                                                     ------------------------------------------------------------------------
    Net increase in net assets resulting from
      capital share transactions...................     62,626,462      5,050,410     21,378,655     18,604,916   10,532,925
                                                     ------------------------------------------------------------------------
    TOTAL INCREASE IN NET ASSETS...................     64,494,960      4,201,277     19,532,793     13,951,950   10,477,519
    NET ASSETS:
    Beginning of period............................     24,602,876     11,667,481     25,009,794     41,850,787            0
                                                     ------------------------------------------------------------------------
    End of period..................................  $  89,097,836   $ 15,868,758   $ 44,542,587   $ 55,802,737  $10,477,519
                                                     ========================================================================
    ---------------
    Undistributed net investment income............  $   2,203,442   $    882,067   $  1,143,813   $  6,224,045  $    42,729
                                                     ========================================================================
    Shares issued and repurchased:
    Sold...........................................     26,101,794      2,269,964      3,580,326      5,298,745    1,055,117
    Issued in reinvestment of dividends and
      distributions................................         28,873         17,149         53,427        163,362           --
    Repurchased....................................    (20,030,209)    (1,803,912)    (1,531,719)    (3,819,032)      (1,811)
                                                     ------------------------------------------------------------------------
    Net increase...................................      6,100,458        483,201      2,102,034      1,643,075    1,053,306
                                                     ========================================================================

    * Commenced operations October 28, 1994

    See Notes to Financial Statements

---------------------

     BALANCED/                                                 GROWTH/
      PHOENIX                                                  PHOENIX                                             INTERNATIONAL
     INVESTMENT     ASSET        GROWTH-        ALLIANCE     INVESTMENT     PROVIDENT      VENTURE      GLOBAL      DIVERSIFIED
     COUNSEL*    ALLOCATION       INCOME         GROWTH        COUNSEL        GROWTH       VALUE*      EQUITIES      EQUITIES*
    ---------------------------------------------------------------------------------------------------------------------------
    $    4,526  $  2,079,263   $    873,663   $    151,776  $  1,447,313   $    194,453  $    7,817  $    439,686  $    16,284
          (907)     (219,928)      (636,783)       333,777    (8,005,593)    (3,106,757)         --     1,537,529           --
            --         1,189             --             --            --             --          --      (370,832)          --
            --            --             --             --            --             --          --     1,428,760       49,917
        (8,656)   (3,516,746)    (2,491,416)    (1,181,114)     (973,025)     2,410,066     (71,000)   (1,615,837)    (303,708)
            --            --             --             --            --             --          --        28,609            4
            --        18,875             --             --            --             --          --      (182,708)          --
    --------------------------------------------------------------------------------------------------------------------------
        (5,037)   (1,637,347)    (2,254,536)      (695,561)   (7,531,305)      (502,238)    (63,183)    1,265,207     (237,503)
    --------------------------------------------------------------------------------------------------------------------------
            --      (297,500)      (246,500)       (47,000)     (519,500)       (55,000)         --       (41,500)          --
            --      (156,839)       (43,923)      (604,808)           --             --          --      (522,781)          --
    --------------------------------------------------------------------------------------------------------------------------
            --      (454,339)      (290,423)      (651,808)     (519,500)       (55,000)         --      (564,281)          --
    --------------------------------------------------------------------------------------------------------------------------
     1,521,140    87,819,488     59,410,366     49,449,776    68,645,462     46,577,399   4,758,696   153,578,193   12,781,226
            --       454,339        290,423        651,808       519,500         55,000          --       564,281           --
          (348)  (14,916,201)   (17,336,891)   (18,796,458)  (21,953,015)   (13,643,955)   (246,991)  (61,822,290)    (106,133)
    --------------------------------------------------------------------------------------------------------------------------
     1,520,792    73,357,626     42,363,898     31,305,126    47,211,947     32,988,444   4,511,705    92,320,184   12,675,093
    --------------------------------------------------------------------------------------------------------------------------
     1,515,755    71,265,940     39,818,939     29,957,757    39,161,142     32,431,206   4,448,522    93,021,110   12,437,590
             0    35,589,904     45,080,242     23,255,527    65,032,402     42,910,900           0    43,736,638            0
    --------------------------------------------------------------------------------------------------------------------------
    $1,515,755  $106,855,844   $ 84,899,181   $ 53,213,284  $104,193,544   $ 75,342,106  $4,448,522  $136,757,748  $12,437,590
    ==========================================================================================================================
    $    4,526   $ 1,948,761   $    872,833   $    150,864  $  1,446,701   $    193,602  $    7,817  $    196,485  $    66,201
    ==========================================================================================================================
       152,269     8,292,654      5,595,922      4,589,555     6,425,534      4,560,014     480,157    12,891,831    1,282,522
            --        42,422         27,322         58,987        47,098          5,268          --        47,983           --
           (35)   (1,415,441)    (1,653,770)    (1,778,224)   (2,099,136)    (1,344,321)    (25,421)   (5,205,577)     (10,870)
    --------------------------------------------------------------------------------------------------------------------------
       152,234     6,919,635      3,969,474      2,870,318     4,373,496      3,220,961     454,736     7,734,237    1,271,652
    ==========================================================================================================================

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Life Company"), organized under the laws of the state of Arizona.

  The Trust issues 14 separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional series in the future. The current Portfolios are the Cash Management Portfolio, Fixed Income Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Growth-Income Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Venture Value Portfolio, Global Equities Portfolio and International Diversified Equities Portfolio. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

  In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at November 30, 1995, and the results of its operations, the changes in its net assets and its financial highlights for the period then ended.

2. SIGNIFICANT ACCOUNTING POLICIES: Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

  (i) market value of investment securities, other assets and liabilities at the prevailing rate of exchange at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

---------------------
  76

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, dividends received, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  STATEMENT OF POSITION 93-2: In accordance with the requirements of Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies permanent book-tax differences relating to shareholder distributions have been reclassified to paid-in-capital. Net investment income/loss, net realized gain/loss, and net assets were not affected by this change.

  For the year ended November 30, 1995, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                 ACCUMULATED                  ACCUMULATED
                                                              UNDISTRIBUTED NET            UNDISTRIBUTED NET
                                                           INVESTMENT INCOME/(LOSS)      REALIZED GAIN/(LOSS)     PAID-IN CAPITAL
                                                           ----------------------------------------------------------------------
    Fixed Income.......................................           $   (1,851)                 $     1,851            $      --
    Global Bond........................................            1,300,053                   (1,271,117)             (28,936)
    Growth/Phoenix Investment Counsel..................                  701                         (701)                  --
    Provident Growth...................................               51,656                           --              (51,656)
    Global Equities....................................              676,961                     (676,961)                  --
    International Diversified Equities.................             (506,037)                     506,037                   --

3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Cash Management Portfolio along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 1995, the Cash Management Portfolio had a 0.9% undivided interest, which represented $973,000 in principal amount in a repurchase agreement in the joint account. As of such date, the repurchase agreement in the joint account and the collateral therefor was as follows:

                                                           ---------------------

  Yamaichi International (America), Inc. Repurchase Agreement, 5.91% dated 11/30/95, in the principal amount of $109,857,000 repurchase price $109,875,035 due 12/1/95 collateralized by $50,000,000 U.S. Treasury Bonds 7.25% due 8/15/22; $39,550,000 U.S. Treasury Bonds 7.25% due 8/15/22 and $8,095,000 U.S. Treasury
Bonds 8.125% due 8/15/19, approximate aggregate value $114,116,023.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities, were as follows:

                                           AGGREGATE     AGGREGATE    UNREALIZED                                   CAPITAL
                                          UNREALIZED    UNREALIZED    GAIN/(LOSS)     COST OF     CAPITAL LOSS      LOSS
                                             GAIN         (LOSS)          NET       INVESTMENTS    CARRYOVER*     UTILIZED
                                           ---------------------------------------------------------------------------------
Cash Management.........................  $    22,796   $   (19,722)  $     3,074   $93,678,239   $         --   $       527
Fixed Income............................      523,918       (49,521)      474,397    36,645,552        291,703       503,104
Global Bond.............................    1,062,262      (189,241)      873,021    59,621,563        889,577     1,582,879
High-Yield Bond.........................    2,970,068    (2,332,406)      637,662    76,997,553      9,010,069            --
Worldwide High Income...................      688,226      (314,837)      373,389    21,780,298             --            --
Balanced/Phoenix Investment Counsel.....    2,077,243      (116,901)    1,960,342    32,686,400             --            --
Asset Allocation........................   18,243,650      (920,945)   17,322,705   196,297,944             --            --
Growth-Income...........................   26,484,213    (2,175,094)   24,309,119   153,225,264             --       198,016
Alliance Growth.........................   21,936,834    (1,733,725)   20,203,109   147,423,255             --            --
Growth/Phoenix Investment Counsel**.....   18,342,283    (1,868,784)   16,473,499   135,014,489             --     7,941,298
Provident Growth........................   30,335,810    (2,288,369)   28,047,441    86,022,759      3,161,237        23,425
Venture Value...........................   16,036,378      (835,255)   15,201,123   141,738,345             --            --
Global Equities***......................   15,559,437    (4,898,890)   10,660,547   158,082,695             --            --
International Diversified Equities......    2,250,789    (1,433,565)      817,224    46,809,792        211,683            --

  * Expire 2002 - 2003

 ** Post 10/31 Capital Loss Deferrals: Alliance Growth $12,517; Growth/Phoenix
    Investment Counsel $96,044

*** Post 10/31 Currency Loss Deferrals: Global Equities $313,344

5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and for certain Portfolios pursuant to Subadvisory Agreements described below, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond Portfolio or the Cash Management Portfolio, and SAAMCo, therefore, performs all investment advisory services for these Portfolios. The term "Assets" means the average daily net assets of the portfolios.

---------------------
  78

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Cash Management              $0--$100 million     0.55%
                             >   $100 million     0.50%
                             >   $300 million     0.45%
Fixed Income                 $0--$ 50 million     0.70%
                             >   $ 50 million     0.60%
                             >   $150 million     0.55%
                             >   $250 million     0.50%
Global Bond-                 $0--$ 50 million     0.75%
  Asset Allocation           >   $ 50 million     0.65%
                             >   $150 million     0.60%
                             >   $250 million     0.55%
High-Yield Bond              $0--$ 50 million     0.70%
                             >   $ 50 million     0.65%
                             >   $150 million     0.60%
                             >   $250 million     0.55%
Worldwide High               >   $          0     1.00%
  Income- International
  Diversified Equities

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Balanced/Phoenix             $0--$ 50 million     0.70%
  Investment Counsel-        >   $ 50 million     0.65%
  Growth-Income-             >   $150 million     0.60%
  Alliance Growth-           >   $300 million     0.55%
  Growth/Phoenix             >   $500 million     0.50%
  Investment Counsel
Provident Growth             $0--$ 50 million     0.85%
                             >   $ 50 million     0.80%
                             >   $150 million     0.70%
                             >   $250 million     0.65%
                             >   $350 million     0.60%
Venture Value                $0--$100 million     0.80%
                             >   $100 million     0.75%
                             >   $500 million     0.70%
Global Equities              $0--$ 50 million     0.90%
                             >   $ 50 million     0.80%
                             >   $150 million     0.70%
                             >   $300 million     0.65%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges it responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

  Alliance Capital Management L.P. serves as subadviser for the Global Equities, Alliance Growth and Growth-Income Portfolios; Phoenix Investment Counsel, Inc. serves as subadviser for the Growth/Phoenix Investment Counsel and Balanced/ Phoenix Investment Counsel Portfolios; Provident Investment Counsel serves as subadviser for the Provident Growth Portfolio; Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., serves as subadviser for the Asset Allocation and Fixed Income Portfolios; Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., serves as subadviser for the Global Bond Portfolio; Davis Selected Advisers L.P. serves as subadviser for the Venture Value Portfolio and Morgan Stanley Asset Management, Inc., a wholly owned subsidiary of Morgan Stanley Group, Inc., serves as subadviser for the International Diversified Equities and Worldwide High Income Portfolios.

  The portion of the investment advisory fees received by SAAMCo which are paid to subadvisers are as follows:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Fixed Income                 $0--$ 50 million     0.35%
                             >   $ 50 million     0.25%
                             >   $150 million     0.20%
                             >   $250 million     0.15%
Global Bond-                 $0--$ 50 million     0.40%
  Asset Allocation           >   $ 50 million     0.30%
                             >   $150 million     0.25%
                             >   $250 million     0.20%
Worldwide High Income-       $0--$350 million     0.65%
  International Diversified  >   $350 million     0.60%
  Equities
Balanced/Phoenix             $0--$ 50 million     0.35%
  Investment Counsel-        >   $ 50 million     0.30%
  Growth-Income-             >   $150 million     0.25%
  Alliance Growth-           >   $300 million     0.20%
  Growth/Phoenix             >   $500 million     0.15%
  Investment Counsel

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Provident Growth             $0--$ 50 million     0.50%
                             >   $ 50 million     0.45%
                             >   $150 million     0.35%
                             >   $250 million     0.30%
                             >   $350 million     0.25%
Venture Value                $0--$100 million     0.45%
                             >   $100 million     0.40%
                             >   $500 million     0.35%
Global Equities              $0--$ 50 million     0.50%
                             >   $ 50 million     0.40%
                             >   $150 million     0.30%
                             >   $300 million     0.25%

                                                           ---------------------

  Effective November 1, 1994, SAAMCo has voluntarily agreed to reimburse expenses in excess of the following percentages of average daily net assets (the voluntary reimbursement can be retracted by SAAMCo at any time): Cash Management Portfolio -- 0.85%, Fixed Income Portfolio -- 1.00%, Global Bond
Portfolio -- 1.35%, High-Yield Bond Portfolio -- 0.95%, Worldwide High Income Portfolio -- 1.60%, Balanced/Phoenix Investment Counsel Portfolio -- 1.00%, Asset Allocation Portfolio -- 0.99%, Growth-Income Portfolio -- 0.95%, Alliance Growth Portfolio -- 0.95%, Growth/Phoenix Investment Counsel Portfolio -- 0.95%, Provident Growth Portfolio -- 1.10%, Venture Value Portfolio -- 1.10%, Global Equities Portfolio -- 1.50%, and International Diversified Equities
Portfolio -- 1.70%.

  The impact of such expense reimbursements is reflected in the Statement of Operations under the caption "expenses reimbursed by the investment adviser."

6. ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $204,704. Organizational expenses are amortized on a straight line basis by each portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective portfolio commenced operations.

7. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the year ended November 30, 1995, was as follows:

                                                                                                     BALANCED/
                                                                                                      PHOENIX
                               CASH          FIXED         GLOBAL       HIGH-YIELD     WORLDWIDE    INVESTMENT       ASSET
                            MANAGEMENT      INCOME          BOND           BOND       HIGH INCOME     COUNSEL      ALLOCATION
                             -------------------------------------------------------------------------------------------------

Purchases of portfolio
 securities...............  $        --   $95,415,175   $147,006,289   $138,372,345   $34,007,548   $42,473,080   $352,141,835
Sales of portfolio
  securities..............           --    83,064,458    139,091,866    112,918,160    22,644,456    17,985,029    289,092,283
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities...           --    84,337,477     35,433,750      2,066,875            --    10,425,314    212,592,167
Sales of U.S. government
  securities..............           --    77,785,099     32,063,008      2,073,125            --     2,906,986    208,376,436

                                                          GROWTH/PHOENIX                                             INTERNATIONAL
                              GROWTH-        ALLIANCE       INVESTMENT    PROVIDENT      VENTURE         GLOBAL       DIVERSIFIED
                               INCOME         GROWTH        COUNSEL        GROWTH         VALUE         EQUITIES       EQUITIES
                              --------------------------------------------------------------------------------------------------

Purchases of portfolio
 securities...............  $124,599,274   $200,738,953   $274,196,262   $63,822,191   $130,191,861   $150,853,413   $46,462,123
Sales of portfolio
  securities..............    67,344,207    127,900,774    252,237,605    46,951,215     10,487,423    144,012,195    13,564,536
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities...            --             --             --            --             --             --            --
Sales of U.S. government
  securities..............            --             --             --            --             --             --            --

---------------------

8. TRANSACTIONS WITH AFFILIATES: The following portfolio incurred brokerage commissions with an affiliated broker:

                                                                                             GOLDMAN
                                                                                           SACHS & CO.
                                                                                           -----------
              Fixed Income...............................................................    $   562
              Asset Allocation...........................................................     35,946

9. FINANCIAL INVESTMENTS WITH OFF-BALANCE SHEET RISK: At November 30, 1995, Global Bond, Global Equities and International Diversified Equities Portfolios had outstanding forward foreign currency exchange contracts ("forward contracts") in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

10. COMMITMENTS AND CONTINGENCIES: The High-Yield Bond Portfolio has established an uncommitted line of credit with State Street Bank and Trust Company with interest payable at Federal Funds rate plus 125 basis points. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. The High-Yield Bond Portfolio periodically utilized the uncommitted line of credit and incurred an interest expense of $2,898 for the year ended November 30, 1995.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS*

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           NET
               NET                      REALIZED                        DIVIDENDS       DIVIDENDS
              ASSET                         &             TOTAL         DECLARED        FROM NET
              VALUE         NET        UNREALIZED         FROM          FROM NET        REALIZED        NET ASSET
             BEGINNING    INVEST-      GAIN (LOSS)       INVEST-         INVEST-         GAIN ON          VALUE
 PERIOD         OF          MENT           ON             MENT            MENT           INVEST-         END OF        TOTAL
  ENDED       PERIOD      INCOME**     INVESTMENTS     OPERATIONS        INCOME           MENTS          PERIOD        RETURN
-----------------------------------------------------------------------------------------------------------------------------

Cash Management Portfolio
2/9/93-
11/30/93      $ 10.00      $ 0.19        $  0.01         $    0.20       $      --       $      --       $   10.20      2.00%
11/30/94        10.20        0.38          (0.02)             0.36           (0.09)             --           10.47      3.51
11/30/95        10.47        0.56           0.01              0.57           (0.34)             --           10.70      5.59
Fixed Income Portfolio
7/1/93-
11/30/93        10.00        0.14           0.05              0.19              --              --           10.19      1.90
11/30/94        10.19        0.52          (0.87)            (0.35)          (0.05)          (0.04)           9.75     (3.41)
11/30/95         9.75        0.60           1.00              1.60           (0.53)             --           10.82     17.01
Global Bond Portfolio
7/1/93-
11/30/93        10.00        0.13           0.17              0.30              --              --           10.30      3.00
11/30/94        10.30        0.53          (0.86)            (0.33)          (0.09)          (0.05)           9.83     (3.18)
11/30/95         9.83        0.60           0.97              1.57           (0.38)             --           11.02     16.40
High-Yield Bond Portfolio
2/9/93-
11/30/93        10.00        0.76           0.36              1.12              --              --           11.12     11.20
11/30/94        11.12        1.20          (1.65)            (0.45)          (0.29)          (0.06)          10.32     (4.26)
11/30/95        10.32        1.11           0.12              1.23           (1.02)             --           10.53     12.64
Worldwide High Income Portfolio
10/28/94-
11/30/94        10.00        0.04          (0.09)            (0.05)             --              --            9.95     (0.50)
11/30/95         9.95        1.10           0.47              1.57           (0.10)             --           11.42     16.02
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94        10.00        0.04          (0.08)            (0.04)             --              --            9.96     (0.40)
11/30/95         9.96        0.34           2.23              2.57           (0.05)             --           12.48     25.89
Asset Allocation Portfolio
7/1/93-
11/30/93        10.00        0.08           0.28              0.36              --              --           10.36      3.60
11/30/94        10.36        0.29          (0.25)             0.04           (0.05)          (0.03)          10.32      0.30
11/30/95        10.32        0.42           2.24              2.66           (0.20)          (0.04)          12.74     26.10




                                        RATIO OF
             NET                          NET
            ASSETS       RATIO OF      INVESTMENT
            END OF       EXPENSES        INCOME
 PERIOD     PERIOD      TO AVERAGE     TO AVERAGE     PORTFOLIO
  ENDED    (000'S)      NET ASSETS     NET ASSETS     TURNOVER
-----------------------------------------------------------------------------------------------
Cash Mana
2/9/93-
11/30/93   $ 24,603        0.71%+++        2.53%+++       --%
11/30/94     89,098        0.70++          3.73++         --
11/30/95     90,731        0.67            5.32           --
Fixed Inc
7/1/93-
11/30/93     11,667        0.94+++         3.92+++       208
11/30/94     15,869        0.94++          5.21++        419
11/30/95     29,475        0.96++          5.93++        412
Global Bo
7/1/93-
11/30/93     25,010        1.35+++         3.56+++        84
11/30/94     44,543        1.06            5.29          347
11/30/95     59,759        0.95            5.89          339
High-Yiel
2/9/93-
11/30/93     41,851        0.94+++         9.43+++       229
11/30/94     55,803        0.92++         11.07++        225
11/30/95     82,174        0.80           10.80          174
Worldwide
10/28/94-
11/30/94     10,478        1.60+++         4.48+++         2
11/30/95     21,515        1.30           10.46          176
Balanced/
10/28/94-
11/30/94      1,516        1.00+++         4.25+++        10
11/30/95     32,429        0.98++          3.08++        153
Asset All
7/1/93-
11/30/93     35,590        0.99+++         2.33+++        71
11/30/94    106,856        0.94++          2.71++        152
11/30/95    199,836        0.81            3.62          207


    *   Calculated based upon average shares outstanding
    **  After fee waivers and expense reimbursements by the investment adviser
     +  Annualized
     ++ During the periods ended November 30, 1993, November 30, 1994 and
        November 30, 1995, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                     EXPENSES                     NET INVESTMENT INCOME (LOSS)
                                                        ----------------------------------     ----------------------------------
                                                        11/30/93     11/30/94     11/30/95     11/30/93     11/30/94     11/30/95
                                                        ----------------------------------     ----------------------------------
Cash Management Portfolio...........................      1.10%        0.78%        0.67%        2.14%         3.65%        5.32%
Fixed Income Portfolio..............................      1.81         1.09         0.97         3.05          5.06         5.92
Global Bond Portfolio...............................      1.81         1.06         0.95         3.10          5.29         5.89
High-Yield Bond Portfolio...........................      1.29         0.93         0.80         9.08         11.06        10.80
Worldwide High Income Portfolio.....................        --         2.26         1.30           --          3.82        10.46
Balanced/Phoenix Investment Counsel Portfolio.......        --         6.82         1.11           --         (1.57)        2.95
Asset Allocation Portfolio..........................      1.67         0.94         0.81         1.65          2.71         3.62

See Notes to Financial Statements

---------------------
  82

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           NET
               NET                      REALIZED                        DIVIDENDS       DIVIDENDS
              ASSET         NET             &             TOTAL         DECLARED        FROM NET
              VALUE       INVEST-      UNREALIZED         FROM          FROM NET        REALIZED        NET ASSET
             BEGINNING      MENT       GAIN (LOSS)       INVEST-         INVEST-         GAIN ON          VALUE
 PERIOD         OF         INCOME          ON             MENT            MENT           INVEST-         END OF        TOTAL
  ENDED       PERIOD      (LOSS)**     INVESTMENTS     OPERATIONS        INCOME           MENTS          PERIOD        RETURN
-----------------------------------------------------------------------------------------------------------------------------
Growth-Income Portfolio
2/9/93-
11/30/93      $ 10.00      $ 0.12        $  0.49         $    0.61       $      --       $      --       $   10.61      6.10%
11/30/94        10.61        0.13          (0.36)            (0.23)          (0.04)          (0.01)          10.33     (2.20)
11/30/95        10.33        0.17           3.31              3.48           (0.10)             --           13.71     33.89
Alliance Growth Portfolio
2/9/93-
11/30/93        10.00        0.05           0.87              0.92              --              --           10.92      9.20
11/30/94        10.92        0.04          (0.14)            (0.10)          (0.01)          (0.17)          10.64     (0.93)
11/30/95        10.64        0.07           5.08              5.15           (0.03)          (0.13)          15.63     48.91
Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93        10.00        0.17           0.61              0.78              --              --           10.78      7.80
11/30/94        10.78        0.16          (0.87)            (0.71)          (0.06)             --           10.01     (6.64)
11/30/95        10.01        0.12           3.14              3.26           (0.13)             --           13.14     32.92
Provident Growth Portfolio
2/9/93-
11/30/93        10.00        0.02           0.02              0.04              --              --           10.04      0.40
11/30/94        10.04        0.03          (0.01)             0.02           (0.01)             --           10.05      0.19
11/30/95        10.05       (0.01)          3.09              3.08           (0.03)             --           13.10     30.66
Venture Value Portfolio
10/28/94-
11/30/94        10.00        0.03          (0.25)            (0.22)             --              --            9.78     (2.20)
11/30/95         9.78        0.17           3.55              3.72           (0.03)             --           13.47     38.17
Global Equities Portfolio
2/9/93-
11/30/93        10.00        0.03           0.96              0.99              --              --           10.99      9.90
11/30/94        10.99        0.05           0.71              0.76           (0.01)          (0.07)          11.67      6.87
11/30/95        11.67        0.12           1.64              1.76           (0.08)          (0.29)          13.06     15.58
International Diversified Equities Portfolio
10/28/94-
11/30/94        10.00        0.01          (0.23)            (0.22)             --              --            9.78     (2.20)
11/30/95         9.78        0.07           0.38              0.45           (0.08)             --           10.15      4.63





                                        RATIO OF
             NET                          NET
            ASSETS       RATIO OF      INVESTMENT
            END OF       EXPENSES        INCOME
 PERIOD     PERIOD      TO AVERAGE     TO AVERAGE     PORTFOLIO
  ENDED    (000'S)      NET ASSETS     NET ASSETS     TURNOVER
---------------------------------------------------------------------------------------------
Growth-In
2/9/93-
11/30/93   $ 45,080        0.82%+++        1.59%+++       27%
11/30/94     84,899        0.81++          1.26++         59
11/30/95    171,281        0.77            1.42           59
Alliance
2/9/93-
11/30/93     23,256        0.82+++         0.61+++        73
11/30/94     53,213        0.82++          0.37++        146
11/30/95    167,870        0.79            0.51          138
Growth/Ph
2/9/93-
11/30/93     65,032        0.82+++         2.20+++       165
11/30/94    104,194        0.81++          1.52++        211
11/30/95    149,910        0.76            1.01          229
Provident
2/9/93-
11/30/93     42,911        0.97+++         0.32+++        40
11/30/94     75,342        0.96++          0.31++         54
11/30/95    115,276        0.93          (0.05)           52
Venture V
10/28/94-
11/30/94      4,449        1.10+++         3.93+++        --
11/30/95    154,908        1.00++          1.43++         18
Global Eq
2/9/93-
11/30/93     43,737        1.50+++         0.38+++        58
11/30/94    136,758        1.28            0.42           67
11/30/95    165,752        1.14            1.02          106
Internati
10/28/94-
11/30/94     12,438        1.70+++         1.60+++        --
11/30/95     48,961        1.70++          0.76++         52

    *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

    +  Annualized

    ++ During the periods ended November 30, 1993, November 30, 1994 and
       November 30, 1995, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                     EXPENSES                     NET INVESTMENT INCOME (LOSS)
                                                        ----------------------------------     ----------------------------------
                                                        11/30/93     11/30/94     11/30/95     11/30/93     11/30/94     11/30/95
                                                        ----------------------------------     ----------------------------------
Growth-Income Portfolio.............................      1.40%        0.89%        0.77%         1.01%        1.18%        1.42%
Alliance Growth Portfolio...........................      1.56         0.96         0.79         (0.13)        0.23         0.51
Growth/Phoenix Investment Counsel Portfolio.........      1.28         0.87         0.76          1.74         1.46         1.01
Provident Growth Portfolio..........................      1.46         1.05         0.93         (0.17)        0.22        (0.05)
Venture Value Portfolio.............................        --         3.89         1.02            --         1.14         1.41
Global Equities Portfolio...........................      2.52         1.28         1.14         (0.64)        0.42         1.02
International Diversified Equities Portfolio........        --         3.50         2.09            --        (0.20)        0.37

See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of SunAmerica Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management Portfolio, Fixed Income Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Growth-Income Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Venture Value Portfolio, Global Equities Portfolio and International Diversified Equities Portfolio (constituting SunAmerica Series Trust, hereafter referred to as the "Fund") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
January 16, 1996

---------------------

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a)  Financial Statements.


                 Set forth in Part B of Registrant's Statement of Additional Information are the audited financial statements of the SunAmerica Series Trust with respect to Registrant's fiscal year ended November 30, 1995. Selected per share data and ratios are set forth in Part A of the Prospectus under the caption "Financial Highlights." No financial statements are included in Part C.

                 All other financial statements, schedules and historical financial information are omitted because the conditions requiring their filing do not exist.

(b)  Exhibits.


  (1) Declaration of Trust, as Amended  . . . . . . . . . . . . . . . . .   *
  (2) By-Laws . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   *
  (3) Voting Trust Agreement  . . . . . . . . . . . . . . . .  Not Applicable
  (4) Share of Beneficial Interest  . . . . . . . . . . . . .  Not Applicable
  (5) (a) Investment Advisory and Management Agreement  . . . . . . . . .   *
      (b) Subadvisory Agreements  . . . . . . . . . . . . . . . . . . . .   *
  (6) Distribution Agreement  . . . . . . . . . . . . . . . .  Not Applicable
  (7) Bonus, Profit Sharing, Pension or Similar Contracts . .  Not Applicable
  (8) Custodian Agreement . . . . . . . . . . . . . . . . . . . . . . . .   *
  (9) Fund Participation Agreement  . . . . . . . . . . . . . . . . . . .   *
 (10) Opinion and Consent of Counsel  . . . . . . . . . . . . . . . . . .   *
 (11) Consent of Independent Accountants  . . . . . . . . . . . . .  Herewith
 (12) Financial Statements Omitted from Item 23 . . . . . . .  Not Applicable
 (13) Initial Capitalization Agreement  . . . . . . . . . . .  Not Applicable
 (14) Model Plan  . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
 (15) Rule 12b-1 Plan . . . . . . . . . . . . . . . . . . . .  Not Applicable
 (16) Persons under Common Control with Registrant  . . . . . . . . . . .   *
 (17) Performance Computations  . . . . . . . . . . . . . . .  Not Applicable
 (18) Power of Attorney . . . . . . . . . . . . . . . . . . . . . . . . .   *


         * Previously filed.

Item 25. Persons Controlled by or Under Common Control with Registrant.

         Previously Filed.

Item 26. Number of Holders of Securities.

         As of March 15, 1996, the number of record holders of SunAmerica Series Trust was as follows:

                 Title of Class                        Number of Record Holders
                 --------------                        ------------------------
                 [S]                                             [C]
                 Shares of Beneficial Interest                    3*

         * Held by Variable Separate Account of Anchor National Life Insurance Company, FS Variable Separate Account of First SunAmerica Life Insurance Company and SunAmerica, Inc.

Item 27. Indemnification.

         Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VI
                                INDEMNIFICATION

                 The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

         (a) the Trust shall indemnify any director or officer of the Trust who was or is a party or is threatened to be made a party of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith an in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

         (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a part or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or C-2 was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

         (c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

         (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or
         (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

         (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

         Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

         (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

         (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

         (i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

                          * * * * * * * * * * * * * *

                 The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Investment Adviser.

                 SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

                 Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and other Connections of Investment Adviser.


         SunAmerica Asset Management Corp. ("SAAMCo"), the Investment Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SAAMCo on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SAAMCo and other required information. Alliance Capital Management L.P., Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Phoenix Investment Counsel, Inc., Provident Investment Counsel, Inc., Davis Selected Advisers, L.P., Morgan Stanley Asset Management Inc. and Federated Investment Counseling, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of Alliance Capital Management L.P., Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Phoenix Investment Counsel, Inc., Provident Investment Counsel, Inc., Davis Selected Advisers, L.P. Morgan Stanley Asset Management Inc. and Federated Investment Counseling, and other required information:





                                                   File No.
                                                   ----------
         Alliance Capital Management L.P.          801-32361
         Goldman Sachs Asset Management            801-16048
         Goldman Sachs Asset Management Intl       801-38157
         Phoenix Investment Counsel, Inc.          801-5995
         Provident Investment Counsel, Inc.        801-11303
         Davis Selected Advisers, L.P.             801-31648
         Morgan Stanley Asset Management Inc.      801-15757
         Federated Investment Counseling           801-34611


Item 29. Principal Underwriters.

         There is no Principal Underwriter for the Registrant.

Item 30. Location of Accounts and Records.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

         SunAmerica Asset Management Corp., is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Alliance Capital Management L.P. is located at 1345 Avenue of the Americas, New York, New York 10105. Goldman Sachs Asset Management and Goldman Sachs Asset Management International are located at 85 Broad Street, 12th Floor, New York, New York 10005. Morgan Stanley Asset Management Inc., is located at 1221 Avenue of the Americas, 22nd Floor, New York, New York 10020. Phoenix Investment Counsel, Inc. is located at One American Row, Hartford, Connecticut 06115. Provident Investment Counsel, Inc. is located at 300 No. Lake Avenue, Penthouse Suite, Pasadena, California 91101-4922. Davis Selected Advisers, L.P. is located at 124 East Marcy Street, Sante Fe, New Mexico 87501. Federated Investment Counseling is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Each of the Investment Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


Item 31. Management Services.

         None.


Item 32. Undertakings.

         Registrant hereby undertakes to:

         (a)  Inapplicable;


         (b) with respect to the Aggressive Growth Portfolio, SunAmerica Balanced Portfolio, Federated Value Portfolio and Utility Portfolio, series of the Trust, file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the post-effective amendment to registrants' registration statement in which shares of such series were registered; and


         (c) furnish an investor to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused the Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 15th day of March, 1996.

                            SUNAMERICA SERIES TRUST



                                           By: /s/ Peter C. Sutton
                                               Peter C. Sutton
                                               Vice President

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 7 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


JAMES K. HUNT  *                             Trustee, Chairman and President                         March 14, 1996
-------------------------------              (Principal Executive Officer)
James K. Hunt

SCOTT L. ROBINSON  *                         Senior Vice President, Treasurer                        March 14, 1996
-------------------------------              and Controller (Principal Financial
Scott L. Robinson                            and Accounting Officer)


RICHARDS D. BARGER  *                        Trustee                                                 March 14, 1996
-------------------------------
Richards D. Barger

FRANK L. ELLSWORTH  *                        Trustee                                                 March 14, 1996
-------------------------------
Frank L. Ellsworth

GORDON F. HAMPTON  *                         Trustee                                                 March 14, 1996
-------------------------------
Gordon F. Hampton

NORMAN J. METCALFE  *                        Trustee                                                 March 14, 1996
-------------------------------
Norman J. Metcalfe



*By:   /s/ Robert M. Zakem
         Robert M. Zakem
         Attorney-in-Fact

                                EXHIBIT INDEX
                                -------------



           EXHIBIT NO.                   DESCRIPTION
           -----------                   -----------

           Ex.-99.11            Consent of Independent Accountants